UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: December 31, 2003

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.6%
FINANCE--26.5%
BANKING - MONEY CENTER--4.7%
JPMorgan Chase & Co.                                                                               2,350,000        $     93,365,500
Wachovia Corp.                                                                                       500,000              23,475,000
                                                                                                                    ----------------
                                                                                                                         116,840,500
                                                                                                                    ----------------
BANKING - REGIONAL--4.1%
Bank of America Corp.                                                                              2,000,000              86,660,000
Fifth Third Bancorp                                                                                  275,000              13,535,500
                                                                                                                    ----------------
                                                                                                                         100,195,500
                                                                                                                    ----------------
BROKERAGE & MONEY MANAGEMENT--2.3%
Merrill Lynch & Co., Inc.                                                                            787,200              39,139,584
Morgan Stanley                                                                                       355,300              17,516,290
                                                                                                                    ----------------
                                                                                                                          56,655,874
                                                                                                                    ----------------
INSURANCE--8.4%
ACE Ltd. (Cayman Islands)                                                                          1,214,100              48,636,846
Allstate Corp.                                                                                       437,400              20,990,826
American International Group, Inc.                                                                 1,296,400              88,142,236
Axis Capital Holdings Ltd. (Bermuda)                                                                 801,000              20,826,000
MetLife, Inc.                                                                                        529,500              20,465,175
XL Capital Ltd. Cl. A (Cayman Islands)                                                               125,000               9,248,750
                                                                                                                    ----------------
                                                                                                                         208,309,833
                                                                                                                    ----------------
MORTGAGE BANKING--1.3%
Fannie Mae                                                                                           490,400              31,091,360
                                                                                                                    ----------------
MISCELLANEOUS--5.7%
Citigroup, Inc.                                                                                    2,350,000             103,681,999
MBNA Corp.                                                                                         1,427,100              35,962,920
                                                                                                                    ----------------
                                                                                                                         139,644,919
                                                                                                                    ----------------
                                                                                                                         652,737,986
                                                                                                                    ----------------
CONSUMER SERVICES--15.8%
BROADCASTING & CABLE--9.9%
Clear Channel Communications, Inc.                                                                 1,113,700              34,714,029
Comcast Corp. Cl. A(a)                                                                             1,600,000              45,184,000
Comcast Corp. Special Cl. A(a)                                                                       825,000              23,034,000
Time Warner, Inc.(a)                                                                               2,150,200              34,704,228
Viacom, Inc. Cl. B                                                                                 2,600,000              87,256,000
Westwood One, Inc.(a)                                                                                980,600              19,386,462
                                                                                                                    ----------------
                                                                                                                         244,278,719
                                                                                                                    ----------------
ENTERTAINMENT & LEISURE--1.5%
Carnival Corp. (Panama)                                                                              285,000              13,477,650
Harley-Davidson, Inc.                                                                                325,000              19,318,000
Royal Caribbean Cruises Ltd. (Liberia)                                                               104,500               4,556,200
                                                                                                                    ----------------
                                                                                                                          37,351,850
                                                                                                                    ----------------
RESTAURANT & LODGING--0.5%
Wendy's International, Inc.                                                                          345,700              11,615,520
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
RETAIL - GENERAL MERCHANDISE--3.9%
Bed Bath & Beyond, Inc.(a)                                                                           385,200        $     14,294,772
Lowe's Cos., Inc.                                                                                    346,300              18,821,405
The Home Depot, Inc.                                                                               1,595,000              62,524,000
                                                                                                                    ----------------
                                                                                                                          95,640,177
                                                                                                                    ----------------
                                                                                                                         388,886,266
                                                                                                                    ----------------
HEALTHCARE--11.1%
BIOTECHNOLOGY--0.4%
Applera Corp. - Applied Biosystems Group                                                             575,000              10,850,250
                                                                                                                    ----------------
DRUGS--3.7%
Forest Laboratories, Inc.(a)                                                                         669,900              30,132,102
Pfizer, Inc.                                                                                       1,383,000              42,319,800
Wyeth                                                                                                530,200              19,829,480
                                                                                                                    ----------------
                                                                                                                          92,281,382
                                                                                                                    ----------------
MEDICAL PRODUCTS--2.1%
Boston Scientific Corp.(a)                                                                         1,272,700              50,564,371
                                                                                                                    ----------------
MEDICAL SERVICES--4.9%
Anthem, Inc.(a)                                                                                      415,000              36,208,750
Caremark Rx, Inc.(a)                                                                                 479,900              15,390,393
HCA, Inc.                                                                                            550,000              20,982,500
Health Management Associates, Inc. Cl. A                                                             472,100               9,645,003
WellPoint Health Networks, Inc.(a)                                                                   365,000              38,357,850
                                                                                                                    ----------------
                                                                                                                         120,584,496
                                                                                                                    ----------------
                                                                                                                         274,280,499
                                                                                                                    ----------------
ENERGY--10.3%
DOMESTIC INTEGRATED--0.8%
Occidental Petroleum Corp.                                                                           350,000              19,575,500
                                                                                                                    ----------------
DOMESTIC PRODUCERS--1.3%
Kerr-McGee Corp.                                                                                     341,750              19,565,188
Noble Energy, Inc.                                                                                   225,000              13,104,000
                                                                                                                    ----------------
                                                                                                                          32,669,188
                                                                                                                    ----------------
INTERNATIONAL--2.7%
BP p.l.c. (ADR) (United Kingdom)                                                                     705,500              40,587,415
Exxon Mobil Corp.                                                                                    515,000              24,889,950
                                                                                                                    ----------------
                                                                                                                          65,477,365
                                                                                                                    ----------------
OIL SERVICE--2.6%
Baker Hughes, Inc.                                                                                   419,700              18,349,284
EnCana Corp. (Canada)                                                                                457,500              21,182,250
Nabors Industries Ltd. (Bermuda)(a)                                                                  493,200              23,353,020
                                                                                                                    ----------------
                                                                                                                          62,884,554
                                                                                                                    ----------------
MISCELLANEOUS--2.9%
ConocoPhillips                                                                                       875,000              72,493,750
                                                                                                                    ----------------
                                                                                                                         253,100,357
                                                                                                                    ----------------
CONSUMER STAPLES--7.6%
BEVERAGES--0.7%
The Coca-Cola Co.                                                                                    440,200              17,630,010
                                                                                                                    ----------------
COSMETICS--1.6%
Avon Products, Inc.                                                                                  875,000              38,220,000
                                                                                                                    ----------------
FOOD--0.2%
Dean Foods Co.                                                                                       168,400               5,055,368
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
The Procter & Gamble Co.                                                                             725,000        $     39,237,000
                                                                                                                    ----------------
TOBACCO--3.5%
Altria Group, Inc.                                                                                 1,455,500              68,466,720
Loews Corp.- Carolina Group                                                                          750,000              18,277,500
                                                                                                                    ----------------
                                                                                                                          86,744,220
                                                                                                                    ----------------
                                                                                                                         186,886,598
                                                                                                                    ----------------
TECHNOLOGY--6.8%
COMMUNICATION EQUIPMENT--0.2%
Corning, Inc.(a)                                                                                     558,300               6,185,964
                                                                                                                    ----------------
COMPUTER HARDWARE/STORAGE--1.3%
Hewlett-Packard Co.                                                                                1,750,000              32,812,500
                                                                                                                    ----------------
COMPUTER SERVICES--1.1%
Fiserv, Inc.(a)                                                                                      750,000              26,145,000
                                                                                                                    ----------------
SEMI-CONDUCTOR CAPITAL EQUIPMENT--0.6%
Applied Materials, Inc.(a)                                                                           775,000              12,779,750
Marvell Technology Group Ltd. (Bermuda)(a)                                                            47,500               1,241,175
                                                                                                                    ----------------
                                                                                                                          14,020,925
                                                                                                                    ----------------
SOFTWARE--3.6%
Microsoft Corp.                                                                                    3,225,000              89,171,250
                                                                                                                    ----------------
                                                                                                                         168,335,639
                                                                                                                    ----------------
CAPITAL GOODS--6.3%
ELECTRICAL EQUIPMENT--1.1%
Emerson Electric Co.                                                                                 136,750               8,463,458
Johnson Controls, Inc.                                                                               334,500              19,002,945
                                                                                                                    ----------------
                                                                                                                          27,466,403
                                                                                                                    ----------------
MACHINERY--1.1%
Deere & Co.                                                                                           43,100               2,782,105
Ingersoll-Rand Co. Cl. A (Bermuda)                                                                   350,000              23,789,500
                                                                                                                    ----------------
                                                                                                                          26,571,605
                                                                                                                    ----------------
MISCELLANEOUS--4.1%
General Electric Co.                                                                               2,380,000              79,920,400
United Technologies Corp.                                                                            235,000              21,944,300
                                                                                                                    ----------------
                                                                                                                         101,864,700
                                                                                                                    ----------------
                                                                                                                         155,902,708
                                                                                                                    ----------------
UTILITIES--4.2%
ELECTRIC & GAS UTILITY--2.8%
Dominion Resources, Inc.                                                                              75,000               4,893,750
Entergy Corp.                                                                                        350,000              21,213,500
Exelon Corp.                                                                                         600,000              22,014,000
PPL Corp.                                                                                            425,000              20,051,500
                                                                                                                    ----------------
                                                                                                                          68,172,750
                                                                                                                    ----------------
TELEPHONE UTILITY--1.4%
BellSouth Corp.                                                                                      533,800              14,476,656
Verizon Communications, Inc.                                                                         543,300              21,395,154
                                                                                                                    ----------------
                                                                                                                          35,871,810
                                                                                                                    ----------------
                                                                                                                         104,044,560
                                                                                                                    ----------------

                                                                                                   Shares or
                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--3.8%
RAILROAD--3.8%
Burlington Northern Santa Fe Corp.                                                                   634,000        $     24,288,540
Union Pacific Corp.                                                                                1,165,000              68,269,000
                                                                                                                    ----------------
                                                                                                                          92,557,540
                                                                                                                    ----------------
BASIC INDUSTRY--1.8%
CHEMICALS--1.8%
Air Products and Chemicals, Inc.                                                                     400,000              21,752,000
Cabot Corp.                                                                                            7,200                 277,704
E.I. du Pont de Nemours & Co.                                                                        503,500              21,549,800
                                                                                                                    ----------------
                                                                                                                          43,579,504
                                                                                                                    ----------------
AEROSPACE & DEFENSE--1.2%
AEROSPACE--1.2%
General Dynamics Corp.                                                                               100,000              10,210,000
Northrop Grumman Corp.                                                                               350,000              18,665,500
                                                                                                                    ----------------
                                                                                                                          28,875,500
                                                                                                                    ----------------
CONSUMER MANUFACTURING--0.8%
BUILDING & RELATED--0.8%
American Standard Cos., Inc.(a)                                                                      531,500              20,680,665
                                                                                                                    ----------------
MULTI-INDUSTRY COMPANIES--0.4%
3M Co.                                                                                               135,000              10,795,950
                                                                                                                    ----------------
Total Common Stocks
   (cost $2,116,233,654)                                                                                               2,380,663,772
                                                                                                                    ----------------

SHORT-TERM INVESTMENT--3.1%
TIME DEPOSIT-3.1%
The Bank of New York
   1.00%, 10/01/04
   (cost $77,299,000)                                                                              $  77,299              77,299,000
                                                                                                                    ----------------

TOTAL INVESTMENTS--99.7%
   (cost $2,193,532,654)                                                                                               2,457,962,772
Other assets less liabilities--0.3%                                                                                        7,322,106
                                                                                                                    ----------------
NET ASSETS--100%                                                                                                    $  2,465,284,878
                                                                                                                    ================

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.1%
TECHNOLOGY--29.6%
COMMUNICATION EQUIPMENT--7.2%
Corning, Inc.(a)                                                                                     276,600        $      3,064,728
Juniper Networks, Inc.(a)                                                                            485,900              11,467,239
QUALCOMM, Inc.                                                                                       112,100               4,376,384
                                                                                                                    ----------------
                                                                                                                          18,908,351
                                                                                                                    ----------------
COMPUTER HARDWARE/STORAGE--2.5%
Dell, Inc.(a)                                                                                        184,300               6,561,080
                                                                                                                    ----------------
COMPUTER PERIPHERALS--1.0%
Network Appliance, Inc.(a)                                                                           114,100               2,624,300
                                                                                                                    ----------------
CONTRACT MANUFACTURING--0.4%
Flextronics International Ltd. (Singapore)(a)                                                         88,300               1,169,975
                                                                                                                    ----------------
SEMI-CONDUCTOR CAPITAL EQUIPMENT--0.9%
Applied Materials, Inc.(a)                                                                           150,200               2,476,798
                                                                                                                    ----------------
SEMI-CONDUCTOR COMPONENTS--8.9%
Broadcom Corp. Cl.A(a)                                                                               311,700               8,506,293
Marvell Technology Group Ltd. (Bermuda)(a)                                                           451,600              11,800,308
Silicon Laboratories, Inc.(a)                                                                         91,400               3,024,426
                                                                                                                    ----------------
                                                                                                                          23,331,027
                                                                                                                    ----------------
SOFTWARE--5.1%
SAP AG (ADR) (Germany)                                                                                83,100               3,236,745
Symantec Corp.(a)                                                                                    187,800              10,306,464
                                                                                                                    ----------------
                                                                                                                          13,543,209
                                                                                                                    ----------------
MISCELLANEOUS--3.6%
Amphenol Corp. Cl.A(a)                                                                               189,600               6,495,696
Tektronix, Inc.                                                                                       89,800               2,985,850
                                                                                                                    ----------------
                                                                                                                           9,481,546
                                                                                                                    ----------------
                                                                                                                          78,096,286
                                                                                                                    ----------------
FINANCE--20.3%
BANKING - MONEY CENTER--1.0%
JPMorgan Chase & Co.                                                                                  69,168               2,748,045
                                                                                                                    ----------------
BROKERAGE & MONEY MANAGEMENT--7.5%
Legg Mason, Inc.                                                                                     220,050              11,722,063
Merrill Lynch & Co., Inc.                                                                             51,700               2,570,524
Morgan Stanley                                                                                        37,100               1,829,030
The Goldman Sachs Group, Inc.                                                                         38,000               3,543,120
                                                                                                                    ----------------
                                                                                                                          19,664,737
                                                                                                                    ----------------
INSURANCE--5.2%
American International Group, Inc.                                                                   136,369               9,271,728
Axis Capital Holdings Ltd. (Bermuda)                                                                  39,300               1,021,800
Everest Re Group Ltd. (Bermuda)                                                                       44,100               3,277,953
                                                                                                                    ----------------
                                                                                                                          13,571,481
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS--6.6%
Ambac Financial Group, Inc.                                                                           51,500        $      4,117,425
Citigroup, Inc.                                                                                      176,100               7,769,532
MBNA Corp.                                                                                           217,300               5,475,960
                                                                                                                    ----------------
                                                                                                                          17,362,917
                                                                                                                    ----------------
                                                                                                                          53,347,180
                                                                                                                    ----------------
HEALTHCARE--21.4%
BIOTECHNOLOGY--0.1%
Amgen,  Inc.(a)                                                                                        4,600                 260,728
                                                                                                                    ----------------
DRUGS--5.6%
Forest Laboratories, Inc.(a)                                                                         184,200               8,285,316
Pfizer,  Inc.                                                                                         40,200               1,230,120
Teva Pharmaceutical Industries
    Ltd. (ADR) (Israel)                                                                              205,300               5,327,535
                                                                                                                    ----------------
                                                                                                                          14,842,971
                                                                                                                    ----------------
MEDICAL PRODUCTS--10.0%
Alcon, Inc. (Switzerland)                                                                             51,400               4,122,280
Boston Scientific Corp.(a)                                                                            62,900               2,499,017
Patterson Cos., Inc.(a)                                                                               29,400               2,250,864
St. Jude Medical, Inc.(a)                                                                             68,500               5,155,995
Stryker Corp.                                                                                        128,200               6,163,856
Zimmer Holdings, Inc.(a)                                                                              76,300               6,030,752
                                                                                                                    ----------------
                                                                                                                          26,222,764
                                                                                                                    ----------------
MEDICAL SERVICES--5.7%
Anthem, Inc.(a)                                                                                       35,300               3,079,925
Caremark Rx, Inc.(a)                                                                                 103,900               3,332,073
Health Management Associates, Inc. Cl.A                                                               35,900                 733,437
Stericycle, Inc.(a)                                                                                   29,900               1,372,410
WellPoint Health Networks, Inc.(a)                                                                    63,100               6,631,179
                                                                                                                    ----------------
                                                                                                                          15,149,024
                                                                                                                    ----------------
                                                                                                                          56,475,487
                                                                                                                    ----------------
CONSUMER SERVICES--18.6%
BROADCASTING & CABLE--0.4%
XM Satellite Radio Holdings, Inc. Cl.A(a)                                                             35,700               1,107,414
                                                                                                                    ----------------
ENTERTAINMENT & LEISURE--2.9%
Harley-Davidson, Inc.                                                                                129,500               7,697,480
                                                                                                                    ----------------
GAMING--0.4%
International Game Technology                                                                         30,800               1,107,260
                                                                                                                    ----------------

RETAIL - GENERAL MERCHANDISE--7.9%
Bed Bath & Beyond, Inc.(a)                                                                            44,600               1,655,106
Best Buy Co., Inc.                                                                                    14,700                 797,328
eBay, Inc.(a)                                                                                        131,500              12,090,110
Lowe's Cos., Inc.                                                                                     52,300               2,842,505
Williams-Sonoma, Inc.(a)                                                                              89,400               3,356,970
                                                                                                                    ----------------
                                                                                                                          20,742,019
                                                                                                                    ----------------
MISCELLANEOUS--7.0%
CDW Corp.                                                                                             41,100               2,385,033
Education Management Corp.(a)                                                                         38,300               1,020,312
Electronic Arts, Inc.(a)                                                                              49,450               2,274,206
Iron Mountain, Inc.(a)                                                                               143,050               4,842,243
Strayer Education, Inc.                                                                                9,000               1,035,090

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.(a)                                                                                      197,100        $      6,683,661
                                                                                                                    ----------------
                                                                                                                          18,240,545
                                                                                                                    ----------------
                                                                                                                          48,894,718
                                                                                                                    ----------------
CONSUMER MANUFACTURING--6.7%
BUILDING & RELATED--6.7%
Centex Corp.                                                                                          89,700               4,526,262
D.R. Horton, Inc.                                                                                    146,300               4,843,993
Lennar Corp. Cl.A                                                                                     90,400               4,303,040
NVR, Inc.(a)                                                                                           7,250               3,994,750
                                                                                                                    ----------------
                                                                                                                          17,668,045
                                                                                                                    ----------------
MULTI-INDUSTRY COMPANIES--1.2%
Danaher Corp.                                                                                         60,800               3,117,824
                                                                                                                    ----------------
AEROSPACE & DEFENSE--1.0%
DEFENSE ELECTRONICS--1.0%
L-3 Communications Holdings, Inc.                                                                     38,300               2,566,100
                                                                                                                    ----------------
ENERGY--0.3%
OIL SERVICES--0.3%
Baker Hughes, Inc.                                                                                    18,200                 795,704
                                                                                                                    ----------------
Total Common Stocks
   (cost $198,588,500)                                                                                                   260,961,344
                                                                                                                    ----------------
TOTAL INVESTMENTS--99.1%
   (cost $198,588,500)                                                                                                   260,961,344
Other assets less liabilities--0.9%                                                                                        2,485,486
                                                                                                                    ----------------

NET ASSETS--100%                                                                                                    $    263,446,830
                                                                                                                    ================

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.3%
TECHNOLOGY--28.2%
Communication Equipment--9.2%
Cisco Systems, Inc.(a)                                                                             1,195,500       $     21,638,550
Corning, Inc.(a)                                                                                   2,131,000             23,611,480
Juniper Networks, Inc.(a)                                                                          1,313,600             31,000,960
QUALCOMM, Inc.                                                                                       853,800             33,332,352
                                                                                                                   ----------------
                                                                                                                        109,583,342
                                                                                                                   ----------------
COMPUTER HARDWARE/STORAGE--5.9%
Apple Computer, Inc.(a)                                                                               95,200              3,689,000
Dell, Inc.(a)                                                                                      1,354,400             48,216,640
EMC Corp.(a)                                                                                       1,636,000             18,879,440
                                                                                                                   ----------------
                                                                                                                         70,785,080
                                                                                                                   ----------------
COMPUTER PERIPHERALS--0.1%
Network Appliance, Inc.(a)                                                                            68,500              1,575,500
                                                                                                                   ----------------
SEMI-CONDUCTOR CAPITAL EQUIPMENT--1.1%
Applied Materials, Inc.(a)                                                                           750,400             12,374,096
                                                                                                                   ----------------
SEMI-CONDUCTOR COMPONENTS--6.9%
Broadcom Corp. Cl. A(a)                                                                              629,200             17,170,868
Intel Corp.                                                                                        1,178,000             23,630,680
Marvell Technology Group Ltd. (Bermuda)(a)                                                           767,000             20,041,710
Maxim Integrated Products, Inc.                                                                      146,000              6,174,340
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)                                        2,141,128             15,287,654
                                                                                                                   ----------------
                                                                                                                         82,305,252
                                                                                                                   ----------------
SOFTWARE--5.0%
Microsoft Corp.                                                                                    1,045,700             28,913,605
Symantec Corp.(a)                                                                                    556,200             30,524,256
                                                                                                                   ----------------
                                                                                                                         59,437,861
                                                                                                                   ----------------
                                                                                                                        336,061,131
                                                                                                                   ----------------
CONSUMER SERVICES--26.6%
BROADCASTING & CABLE--2.3%
The E.W. Scripps Co. Cl. A                                                                           429,900             20,540,622
Univision Communications, Inc. Cl.A(a)                                                               205,810              6,505,654
                                                                                                                   ----------------
                                                                                                                         27,046,276
                                                                                                                   ----------------
ENTERTAINMENT & LEISURE--1.0%
Carnival Corp. (Panama)                                                                              260,800             12,333,232
                                                                                                                   ----------------

RESTAURANT & LODGING--0.9%
Starbucks Corp.(a)                                                                                   234,500             10,660,370
                                                                                                                   ----------------
RETAIL - GENERAL MERCHANDISE--14.1%
Amazon.com, Inc.(a)                                                                                  219,000              8,948,340
Bed Bath & Beyond, Inc.(a)                                                                           627,800             23,297,658
eBay, Inc.(a)                                                                                        564,900             51,936,906
Lowe's Cos., Inc.                                                                                    928,300             50,453,105
Target Corp.                                                                                         418,600             18,941,650
Wal-Mart Stores, Inc.                                                                                279,400             14,864,080
                                                                                                                   ----------------
                                                                                                                        168,441,739
                                                                                                                   ----------------

Company                                                                                               Shares           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS--8.3%
Electronic Arts, Inc.(a)                                                                             789,800       $     36,322,902
Yahoo!, Inc.(a)                                                                                    1,842,200             62,469,002
                                                                                                                   ----------------
                                                                                                                         98,791,904
                                                                                                                   ----------------
                                                                                                                        317,273,521
                                                                                                                   ----------------
HEALTHCARE--21.5%
BIOTECHNOLOGY--2.9%
Amgen, Inc.(a)                                                                                       564,100             31,973,188
Cephalon, Inc.(a)                                                                                     66,600              3,190,140
                                                                                                                   ----------------
                                                                                                                         35,163,328
                                                                                                                   ----------------
DRUGS--5.7%
Forest Laboratories, Inc.(a)                                                                         298,200             13,413,036
Pfizer, Inc.                                                                                       1,186,100             36,294,660
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                   706,100             18,323,295
                                                                                                                   ----------------
                                                                                                                         68,030,991
                                                                                                                   ----------------
MEDICAL PRODUCTS--6.7%
Alcon, Inc. (Switzerland)                                                                            206,050             16,525,210
Boston Scientific Corp.(a)                                                                           667,600             26,523,748
St. Jude Medical, Inc.(a)                                                                            310,200             23,348,754
Zimmer Holdings, Inc.(a)                                                                             167,300             13,223,392
                                                                                                                   ----------------
                                                                                                                         79,621,104
                                                                                                                   ----------------
MEDICAL SERVICES--6.2%
Caremark Rx, Inc.(a)                                                                                  91,300              2,927,991
UnitedHealth Group, Inc.                                                                             608,400             44,863,416
WellPoint Health Networks, Inc.(a)                                                                   243,600             25,599,924
                                                                                                                   ----------------
                                                                                                                         73,391,331
                                                                                                                   ----------------
                                                                                                                        256,206,754
                                                                                                                   ----------------
FINANCE--14.5%
BANKING - MONEY CENTER--1.9%
JPMorgan Chase & Co.                                                                                 575,700             22,872,561
                                                                                                                   ----------------
BROKERAGE & MONEY MANAGEMENT--1.9%
Franklin Resources, Inc.                                                                             117,800              6,568,528
Merrill Lynch & Co., Inc.                                                                            336,400             16,725,808
                                                                                                                   ----------------
                                                                                                                         23,294,336
                                                                                                                   ----------------
INSURANCE--6.2%
American International Group, Inc.                                                                   708,692             48,183,969
Progressive Corp.                                                                                    298,000             25,255,500
                                                                                                                   ----------------
                                                                                                                         73,439,469
                                                                                                                   ----------------
MISCELLANEOUS--4.5%
Citigroup, Inc.                                                                                      550,100             24,270,412
MBNA Corp.                                                                                         1,160,300             29,239,560
                                                                                                                   ----------------
                                                                                                                         53,509,972
                                                                                                                   ----------------
                                                                                                                        173,116,338
                                                                                                                   ----------------
CONSUMER STAPLES--3.2%
COSMETICS--2.0%
Avon Products, Inc.                                                                                  554,500             24,220,560
                                                                                                                   ----------------
HOUSEHOLD PRODUCTS--1.2%
The Procter & Gamble Co.                                                                             265,000             14,341,800
                                                                                                                   ----------------
                                                                                                                         38,562,360
                                                                                                                   ----------------

                                                                                                   Shares or
                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--2.6%
MISCELLANEOUS--2.6%
General Electric Co.                                                                                 925,800       $     31,088,364
                                                                                                                   ----------------
ENERGY--1.9%
OIL SERVICE--1.9%
Nabors Industries Ltd. (Bermuda)(a)                                                                  468,000             22,159,800
                                                                                                                   ----------------
CONSUMER MANUFACTURING--0.8%
BUILDING & RELATED--0.8%
D.R. Horton, Inc.                                                                                     73,400              2,430,274
Pulte Homes, Inc.                                                                                    118,900              7,296,893
                                                                                                                   ----------------
                                                                                                                          9,727,167
                                                                                                                   ----------------
Total Common Stocks
   (cost $1,023,546,595)                                                                                              1,184,195,435
                                                                                                                   ----------------

SHORT-TERM INVESTMENT--0.9%
TIME DEPOSIT--0.9%
The Bank of New York
    1.00%, 10/01/04
    (cost $10,335,000)                                                                            $   10,335             10,335,000
                                                                                                                   ----------------
TOTAL INVESTMENTS--100.2%
   (cost $1,033,881,595)                                                                                              1,194,530,435

Other assets less liabilities--(0.2%)                                                                                    (2,251,552)
                                                                                                                   ----------------
NET ASSETS--100%                                                                                                   $  1,192,278,883
                                                                                                                   ================

(a)   Non-income producing security.

      Glossary:

      ADR-American Depositary Receipt

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.9%
REAL ESTATE INVESTMENT TRUSTS--97.9%
OFFICE--19.8%
Alexandria Real Estate Equities, Inc.                                                                 61,200        $      4,022,064
Boston Properties, Inc.                                                                               74,600               4,132,094
Corporate Office Properties Trust                                                                    132,600               3,397,212
Equity Office Properties Trust                                                                       171,000               4,659,750
Glenborough Realty Trust, Inc.                                                                        67,700               1,406,129
Mack-Cali Realty Corp.                                                                                77,000               3,411,100
Prentiss Properties Trust                                                                             81,700               2,941,200
SL Green Realty Corp.                                                                                 47,700               2,471,337
                                                                                                                    ----------------
                                                                                                                          26,440,886
                                                                                                                    ----------------
REGIONAL MALLS--19.1%
General Growth Properties, Inc.                                                                      192,000               5,952,000
Simon Property Group, Inc.                                                                           151,600               8,130,308
The Macerich Co.                                                                                      33,000               1,758,570
The Mills Corp.                                                                                       51,100               2,650,557
The Rouse Co.                                                                                        104,100               6,962,208
                                                                                                                    ----------------
                                                                                                                          25,453,643
                                                                                                                    ----------------
APARTMENTS--13.3%
Archstone-Smith Trust                                                                                122,100               3,863,244
Camden Property Trust                                                                                 72,500               3,349,500
Equity Residential                                                                                   181,500               5,626,500
Essex Property Trust, Inc.                                                                            26,700               1,918,395
United Dominion Realty Trust, Inc.                                                                   150,200               2,978,466
                                                                                                                    ----------------
                                                                                                                          17,736,105
                                                                                                                    ----------------
SHOPPING CENTERS--11.3%
Developers Diversified Realty Corp.                                                                  144,000               5,637,600
Kimco Realty Corp.                                                                                    12,900                 661,770
Pan Pacific Retail Properties, Inc.                                                                   57,100               3,089,110
Reckson Associates Realty Corp.                                                                       29,400                 845,250
Regency Centers Corp.                                                                                 90,500               4,207,345
Tanger Factory Outlet Centers, Inc.                                                                   15,000                 671,700
                                                                                                                    ----------------
                                                                                                                          15,112,775
                                                                                                                    ----------------
INDUSTRIAL--11.1%
AMB Property Corp.                                                                                    95,300               3,528,006
EastGroup Properties, Inc.                                                                            70,100               2,327,320
First Potomac Realty Trust                                                                            31,500                 650,790
ProLogis                                                                                             233,600               8,232,064
                                                                                                                    ----------------
                                                                                                                          14,738,180
                                                                                                                    ----------------
REAL ESTATE LODGING--8.5%
Boca Resorts, Inc. Cl. A(a)                                                                           83,500               1,550,595
Hersha Hospitality Trust                                                                              34,300                 322,420
Host Marriott Corp.(a)                                                                               408,200               5,727,046
LaSalle Hotel Properties                                                                              20,300                 560,280
Starwood Hotels & Resorts Worldwide, Inc.                                                             69,200               3,212,264
                                                                                                                    ----------------
                                                                                                                          11,372,605
                                                                                                                    ----------------
DIVERSIFIED--8.5%
Cousins Properties, Inc.                                                                              79,000               2,710,490
iStar Financial, Inc.                                                                                 91,300               3,764,299
Vornado Realty Trust                                                                                  78,000               4,889,040
                                                                                                                    ----------------
                                                                                                                          11,363,829
                                                                                                                    ----------------

                                                                                                   Shares or
                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
OFFICE - INDUSTRIAL MIX--3.4%
Duke Realty Corp.                                                                                    134,700        $      4,472,040
                                                                                                                    ----------------
STORAGE--2.3%
Shurgard Storage Centers, Inc. Cl.A                                                                   80,200               3,111,760
                                                                                                                    ----------------
HEALTHCARE--0.6%
Windrose Medical Properties Trust                                                                     65,900                 856,041
                                                                                                                    ----------------
Total Common Stocks
   (cost $92,235,497)                                                                                                    130,657,864
                                                                                                                    ----------------
SHORT-TERM INVESTMENT--1.8%
TIME DEPOSIT--1.8%
The Bank of New York
   1.00%, 10/01/04
   (cost $2,426,000)                                                                              $    2,426              2,426,000
                                                                                                                    ----------------
TOTAL INVESTMENTS--99.7%
   (cost $94,661,497)                                                                                                    133,083,864

Other assets less liabilities--0.3%                                                                                          360,216
                                                                                                                    ----------------
NET ASSETS--100%                                                                                                    $    133,444,080
                                                                                                                    ================

(a)   Non-income producing security.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--56.0%
FINANCE--14.5%
BANKING - MONEY CENTER--2.9%
JPMorgan Chase & Co.                                                                                 144,720        $      5,749,726
Wachovia Corp.                                                                                        16,300                 765,285
                                                                                                                    ----------------
                                                                                                                           6,515,011
                                                                                                                    ----------------
BANKING - REGIONAL--1.7%
Bank of America Corp.                                                                                 91,600               3,969,028
                                                                                                                    ----------------
BROKERAGE & MONEY MANAGEMENT--1.2%
Merrill Lynch & Co., Inc.                                                                             35,600               1,770,032
Morgan Stanley                                                                                        18,900                 931,770
                                                                                                                    ----------------
                                                                                                                           2,701,802
                                                                                                                    ----------------
INSURANCE--4.8%
ACE Ltd. (Cayman Islands)                                                                             53,000               2,123,180
AFLAC, Inc.                                                                                           18,600                 729,306
Allstate Corp.                                                                                        23,000               1,103,770
American International Group, Inc.                                                                    79,400               5,398,406
Axis Capital Holdings Ltd. (Bermuda)                                                                  14,200                 369,200
MetLife, Inc.                                                                                         33,100               1,279,315
                                                                                                                    ----------------
                                                                                                                          11,003,177
                                                                                                                    ----------------
MORTGAGE BANKING--1.1%
Fannie Mae                                                                                            31,300               1,984,420
The PMI Group, Inc.                                                                                   13,600                 551,888
                                                                                                                    ----------------
                                                                                                                           2,536,308
                                                                                                                    ----------------
MISCELLANEOUS--2.8%
Citigroup, Inc.                                                                                      117,500               5,184,100
MBNA Corp.                                                                                            45,625               1,149,750
                                                                                                                    ----------------
                                                                                                                           6,333,850
                                                                                                                    ----------------
                                                                                                                          33,059,176
                                                                                                                    ----------------
ENERGY--7.7%
DOMESTIC INTEGRATED--0.7%
Occidental Petroleum Corp.                                                                            28,000               1,566,040
                                                                                                                    ----------------
DOMESTIC PRODUCERS--0.7%
Noble Energy, Inc.                                                                                    26,400               1,537,536
                                                                                                                    ----------------
INTERNATIONAL--3.2%
BP p.l.c. (ADR) (United Kingdom)                                                                      41,900               2,410,507
ChevronTexaco Corp.                                                                                   39,400               2,113,416
Exxon Mobil Corp.                                                                                     55,900               2,701,647
                                                                                                                    ----------------
                                                                                                                           7,225,570
                                                                                                                    ----------------
OIL SERVICE--1.0%
EnCana Corp. (Canada)                                                                                 16,600                 768,580
Halliburton Co.                                                                                       17,700                 596,313
Nabors Industries Ltd. (Bermuda)(a)                                                                   19,700                 932,795
                                                                                                                    ----------------
                                                                                                                           2,297,688
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS--2.1%
ConocoPhillips                                                                                        58,800        $      4,871,580
                                                                                                                    ----------------
                                                                                                                          17,498,414
                                                                                                                    ----------------
CONSUMER SERVICES--7.2%
BROADCASTING & CABLE--4.2%
Clear Channel Communications, Inc.                                                                    48,900               1,524,213
Comcast Corp. Cl. A(a)                                                                                36,750               1,037,820
Comcast Corp. Special  Cl.A(a)                                                                        46,600               1,301,072
Time Warner, Inc.(a)                                                                                 113,100               1,825,434
Viacom, Inc. Cl.B                                                                                     99,800               3,349,288
Westwood One, Inc.(a)                                                                                 32,200                 636,594
                                                                                                                    ----------------
                                                                                                                           9,674,421
                                                                                                                    ----------------
CELLULAR COMMUNICATIONS--0.3%
Nextel Communications, Inc. Cl.A(a)                                                                   24,500                 584,080
                                                                                                                    ----------------
ENTERTAINMENT & LEISURE--1.1%
Carnival Corp. (Panama)                                                                               54,200               2,563,118
                                                                                                                    ----------------
RESTAURANT & LODGING--0.4%
McDonald's Corp.                                                                                      32,900                 922,187
                                                                                                                    ----------------
RETAIL - GENERAL MERCHANDISE--1.2%
The Home Depot, Inc.                                                                                  67,400               2,642,080
                                                                                                                    ----------------
                                                                                                                          16,385,886
                                                                                                                    ----------------
HEALTHCARE--5.3%
DRUGS--1.1%
Pfizer, Inc.                                                                                          84,600               2,588,760
                                                                                                                    ----------------
MEDICAL PRODUCTS--0.9%
Boston Scientific Corp.(a)                                                                            48,600               1,930,878
                                                                                                                    ----------------
MEDICAL SERVICES--3.3%
Anthem, Inc.(a)                                                                                       17,900               1,561,775
Caremark Rx, Inc.(a)                                                                                  35,300               1,132,071
HCA, Inc.                                                                                             32,200               1,228,430
UnitedHealth Group, Inc.                                                                              20,200               1,489,548
WellPoint Health Networks, Inc.(a)                                                                    20,000               2,101,800
                                                                                                                    ----------------
                                                                                                                           7,513,624
                                                                                                                    ----------------
                                                                                                                          12,033,262
                                                                                                                    ----------------
CAPITAL GOODS--4.7%
ELECTRICAL EQUIPMENT--1.0%
Emerson Electric Co.                                                                                  17,300               1,070,697
Johnson Controls, Inc.                                                                                21,800               1,238,458
                                                                                                                    ----------------
                                                                                                                           2,309,155
                                                                                                                    ----------------
MACHINERY--1.1%
Ingersoll-Rand Co. Cl.A (Bermuda)                                                                     24,200               1,644,874
PACCAR, Inc.                                                                                          12,200                 843,264
                                                                                                                    ----------------
                                                                                                                           2,488,138
                                                                                                                    ----------------
MISCELLANEOUS--2.6%
General Electric Co.                                                                                 127,200               4,271,376
United Technologies Corp.                                                                             16,800               1,568,784
                                                                                                                    ----------------
                                                                                                                           5,840,160
                                                                                                                    ----------------
                                                                                                                          10,637,453
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.6%
BEVERAGES--0.9%
Anheuser-Busch Cos., Inc.                                                                             19,400        $        969,030
PepsiCo, Inc.                                                                                         12,800                 622,720
The Coca-Cola Co.                                                                                     13,000                 520,650
                                                                                                                    ----------------
                                                                                                                           2,112,400
                                                                                                                    ----------------
COSMETICS--1.4%
Avon Products, Inc.                                                                                   72,580               3,170,294
                                                                                                                    ----------------
HOUSEHOLD PRODUCTS--1.1%
The Procter & Gamble Co.                                                                              46,400               2,511,168
                                                                                                                    ----------------
TOBACCO--1.2%
Altria Group, Inc.                                                                                    56,600               2,662,464
                                                                                                                    ----------------
                                                                                                                          10,456,326
                                                                                                                    ----------------
TECHNOLOGY--3.6%
COMPUTER HARDWARE/ STORAGE--1.4%
EMC Corp.(a)                                                                                          50,000                 577,000
Hewlett-Packard Co.                                                                                   77,700               1,456,875
International Business Machines Corp. (IBM)                                                           14,500               1,243,230
                                                                                                                    ----------------
                                                                                                                           3,277,105
                                                                                                                    ----------------
SEMI-CONDUCTOR CAPITAL EQUIPMENT--0.2%
Applied Materials, Inc.(a)                                                                            30,600                 504,594
                                                                                                                    ----------------
SEMI-CONDUCTOR COMPONENTS--0.4%
Marvell Technology Group Ltd. (Bermuda)(a)                                                            30,400                 794,352
                                                                                                                    ----------------
SOFTWARE--1.6%
Microsoft Corp.                                                                                      130,000               3,594,500
                                                                                                                    ----------------
                                                                                                                           8,170,551
                                                                                                                    ----------------
UTILITIES--3.2%
ELECTRIC & GAS UTILITY--1.5%
Entergy Corp.                                                                                         21,000               1,272,810
Exelon Corp.                                                                                          36,400               1,335,516
PPL Corp.                                                                                             14,800                 698,264
                                                                                                                    ----------------
                                                                                                                           3,306,590
                                                                                                                    ----------------
TELEPHONE UTILITY--1.7%
BellSouth Corp.                                                                                       26,600                 721,392
SBC Communications, Inc.                                                                              28,100                 729,195
Sprint Corp. (FON Group)                                                                              55,500               1,117,215
Verizon Communications, Inc.                                                                          33,200               1,307,416
                                                                                                                    ----------------
                                                                                                                           3,875,218
                                                                                                                    ----------------
                                                                                                                           7,181,808
                                                                                                                    ----------------
TRANSPORTATION--2.0%
RAILROAD--2.0%
Burlington Northern Santa Fe Corp.                                                                    56,700               2,172,177
Union Pacific Corp.                                                                                   40,400               2,367,440
                                                                                                                    ----------------
                                                                                                                           4,539,617
                                                                                                                    ----------------
BASIC INDUSTRY--1.2%
CHEMICALS--0.9%
Air Products and Chemicals, Inc.                                                                      21,200               1,152,856
E.I. du Pont de Nemours and Co.                                                                       18,900                 808,920
                                                                                                                    ----------------
                                                                                                                           1,961,776
                                                                                                                    ----------------

                                                                                                   Shares or
                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS--0.0%
Ball Corp.                                                                                             2,200        $         82,346
                                                                                                                    ----------------
MINING & METALS--0.3%
Alcoa, Inc.                                                                                           21,000                 705,390
                                                                                                                    ----------------
                                                                                                                           2,749,512
                                                                                                                    ----------------
CONSUMER MANUFACTURING--0.9%
BUILDING & RELATED--0.9%
American Standard Cos., Inc.(a)                                                                       44,400               1,727,604
Mohawk Industries, Inc.(a)                                                                             4,900                 389,011
                                                                                                                    ----------------
                                                                                                                           2,116,615
                                                                                                                    ----------------
MULTI-INDUSTRY COMPANIES--0.7%
3M Co.                                                                                                 8,100                 647,757
Tyco International Ltd.                                                                               28,400                 870,744
                                                                                                                    ----------------
                                                                                                                           1,518,501
                                                                                                                    ----------------
AEROSPACE & DEFENSE--0.4%
Aerospace--0.4%
Northrop Grumman Corp.                                                                                19,200               1,023,936
                                                                                                                    ----------------
Total Common Stocks
   (cost $105,270,287)                                                                                                   127,371,057
                                                                                                                    ----------------

U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS--26.0%
Federal National Mortgage Assoc.
   6.625%, 10/15/07                                                                               $    2,250               2,469,947
U.S. Treasury Bonds
   3.625%, 5/15/13                                                                                     3,070               2,994,929
   4.00%, 2/15/14                                                                                      1,580               1,567,780
   4.25%, 8/15/13                                                                                      1,085               1,101,233
   5.375%, 2/15/31                                                                                     2,805               3,004,856
   6.875%, 8/15/25                                                                                       650                 815,979
   8.125%, 8/15/21                                                                                        35                  48,541
   11.25%, 2/15/15                                                                                     1,000               1,591,133
U.S. Treasury Notes
   2.00%, 8/31/05                                                                                     15,000              14,977,154
   3.00%, 11/15/07-2/15/09                                                                             2,000               1,990,297
   3.125%, 4/15/09                                                                                       400                 397,297
   4.00%, 11/15/12                                                                                     4,850               4,873,493
   4.25%, 8/15/14                                                                                        500                 505,235
   4.625%, 5/15/06                                                                                     7,125               7,371,311
   5.625%, 5/15/08                                                                                     5,425               5,899,476
   5.75%, 8/15/10                                                                                      1,000               1,114,805
   6.25%, 2/15/07                                                                                      4,600               4,971,234
   6.875%, 5/15/06                                                                                     2,750               2,942,929
   7.50%, 2/15/05                                                                                        600                 612,422
                                                                                                                    ----------------
Total U.S. Government & Government Sponsored Agency Obligations
   (cost $57,728,060)                                                                                                     59,250,051
                                                                                                                    ----------------

CORPORATE DEBT OBLIGATIONS--14.0%
AUTOMOTIVE--1.1%
Ford Motor Credit Co.
   7.00%, 10/01/13                                                                                       200                 211,458
   7.375%, 2/01/11                                                                                       650                 706,883
   7.875%, 6/15/10                                                                                       100                 111,535
General Motors Corp.
   7.20%, 1/15/11                                                                                        250                 264,767
   8.375%, 7/15/33                                                                                       850                 902,506

                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Lear Corp.
   8.11%, 5/15/09                                                                                 $      200        $        230,919
                                                                                                                    ----------------
                                                                                                                           2,428,068
                                                                                                                    ----------------
BANKING--2.3%
Abbey National Capital Trust I Plc
   8.963%, 12/29/49(b)                                                                                   291                 392,706
Barclays Bank Plc
   8.55%, 9/29/49(b)(c)                                                                                   50                  61,243
BNP Paribas LLC
   5.125%, 1/15/15(c)                                                                                    300                 305,751
Deutsche Bank Capital Funding Trust I
   7.872%, 12/29/49(b)(c)                                                                                250                 288,800
Development Bank of Singapore
   7.125%, 5/15/11(c)                                                                                    500                 572,183
Dresdner Funding Trust I
   8.151%, 6/30/31(c)                                                                                    150                 181,285
First Union Capital II
   7.95%, 11/15/29                                                                                       150                 184,496
Fuji JGB Investment pfd Mizuho
   9.87%, 6/30/08(b)(c)                                                                                  500                 586,834
HBOS Plc (United Kingdom)
   5.375%, 11/29/49(b)(c)                                                                                250                 253,864
HSBC Capital Funding LP
   10.176%, 12/31/99(b)(c)                                                                               560                 855,285
Royal Bank of Scotland Group Plc (United Kingdom)
   7.648%, 8/29/49(b)                                                                                    250                 298,219
Sanwa Bank Ltd.
   7.40%, 6/15/11                                                                                        200                 230,232
UBS Preferred Funding Trust II
   7.247%, 6/26/49(b)                                                                                    250                 285,569
UFJ Finance Aruba AEC
   6.75%, 7/15/13                                                                                        200                 221,754
US Bancorp
   7.50%, 6/01/26                                                                                        400                 483,711
                                                                                                                    ----------------
                                                                                                                           5,201,932
                                                                                                                    ----------------
BROADCASTING/MEDIA--0.2%
News America Holdings, Inc.
   8.25%, 10/17/96                                                                                        60                  73,518
Time Warner Cos., Inc.
   7.75%, 6/15/05                                                                                        140                 144,405
WPP Finance (UK) Corp.
   5.875%, 6/15/14(c)                                                                                    250                 256,197
                                                                                                                    ----------------
                                                                                                                             474,120
                                                                                                                    ----------------
BUILDING/REAL ESTATE--0.3%
Beazer Homes USA, Inc.
   8.375%, 4/15/12                                                                                       100                 110,500
CRH America, Inc.
   6.95%, 3/15/12                                                                                        250                 284,917
EOP Operating LP
   8.375%, 3/15/06                                                                                        35                  37,598
   7.875%, 7/15/31                                                                                       200                 234,076
Meritage Corp.
   9.75%, 6/01/11                                                                                        100                 112,250
                                                                                                                    ----------------
                                                                                                                             779,341
                                                                                                                    ----------------
CABLE--0.3%
Continental Cablevision, Inc.
   9.00%, 9/01/08                                                                                        300                 351,707
Rogers Cable, Inc. (Canada)
   6.25%, 6/15/13                                                                                        250                 245,000

                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc. (Canada)
   7.20%, 12/15/11                                                                                $      200        $        217,500
                                                                                                                    ----------------
                                                                                                                             814,207
                                                                                                                    ----------------
CHEMICALS--0.1%
Eastman Chemical
   7.25%, 1/15/24                                                                                        175                 197,931
                                                                                                                    ----------------
COMMUNICATIONS--0.7%
British Telecommunications Plc (United Kingdom)
   8.875%, 12/15/30                                                                                      350                 459,796
Qwest Capital Funding, Inc.
   7.75%, 8/15/06                                                                                         45                  45,169
Qwest Services Corp.
   14.00%, 12/15/10(c)                                                                                   259                 302,383
Sprint Capital Corp.
   6.875%, 11/15/28                                                                                      850                 891,559
                                                                                                                    ----------------
                                                                                                                           1,698,907
                                                                                                                    ----------------
COMMUNICATIONS - MOBILE--0.3%
America Movil SA de CV (Mexico)
   5.50%, 3/01/14(c)                                                                                     125                 120,810
PTC International Finance II SA (Luxembourg)
   11.25%, 12/01/09                                                                                      250                 266,251
TELUS Corp. (Canada)
   7.50%, 6/01/07                                                                                        200                 219,311
                                                                                                                    ----------------
                                                                                                                             606,372
                                                                                                                    ----------------
CONGLOMERATE/MISCELLANEOUS--0.1%
Cendant Corp.
   6.25%, 1/15/08                                                                                        250                 269,487
                                                                                                                    ----------------
CONSUMER MANUFACTURING--0.1%
Jostens IH Corp.
   7.625%, 10/01/12(c)                                                                                   185                 185,925
                                                                                                                    ----------------
CONTAINERS--0.1%
Packaging Corp. of America
   4.375%, 8/01/08                                                                                       200                 202,446
                                                                                                                    ----------------

ENERGY--0.6%
Devon Financing Corp.
   7.875%, 9/30/31                                                                                       300                 368,192
Enterprise Products
   5.60%, 10/15/14(c)                                                                                    150                 151,140
Union Pacific Resources Group, Inc.
   7.30%, 4/15/09                                                                                        150                 168,333
Williams Cos., Inc.
   7.875%, 9/01/21                                                                                       200                 222,000
XTO Energy, Inc.
   7.50%, 4/15/12                                                                                        100                 117,479
Valero Energy Corp.
   4.75%, 6/15/13                                                                                        300                 294,309
                                                                                                                    ----------------
                                                                                                                           1,321,453
                                                                                                                    ----------------
ENTERTAINMENT/LEISURE--0.2%
Six Flags, Inc.
   9.50%, 2/01/09                                                                                        200                 195,500
   9.75%, 4/15/13                                                                                        200                 189,000
                                                                                                                    ----------------
                                                                                                                             384,500
                                                                                                                    ----------------

                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL--2.2%
Capital One Bank
   6.50%, 6/13/13                                                                                 $      400        $        437,410
Chohung Bank (South Korea)
   11.875%, 4/01/10(b)(c)                                                                                 80                  83,500
Countrywide Home Loan, Inc.
   4.25%, 12/19/07                                                                                       250                 254,634
General Electric Capital Corp.
   5.00%, 6/15/07                                                                                        500                 522,954
   5.875%, 2/15/12                                                                                       500                 542,764
Goldman Sachs Capital I
   6.345%, 2/15/34                                                                                       250                 250,788
Goldman Sachs Group, Inc.
   6.60%, 1/15/12                                                                                        500                 558,383
   6.65%, 5/15/09                                                                                        200                 222,721
Household Finance Corp.
   5.75%, 1/30/07                                                                                        200                 211,397
   6.50%, 1/24/06                                                                                         75                  78,625
   7.875%, 3/01/07                                                                                       150                 165,998
iStar Financial, Inc.
   5.70%, 3/01/14                                                                                        200                 200,435
   6.00%, 12/15/10                                                                                       200                 208,095
Lehman Brothers Holdings, Inc.
   7.875%, 8/15/10                                                                                       150                 177,576
Markel Capital Trust I
   8.71%, 1/01/46                                                                                        200                 212,000
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09                                                                                        500                 541,344
Morgan Stanley
   7.75%, 6/15/05                                                                                        125                 129,630
The Hartford Financial Services, Inc.
   6.375%, 11/01/08                                                                                      125                 136,688
                                                                                                                    ----------------
                                                                                                                           4,934,942
                                                                                                                    ----------------
FOOD/BEVERAGE--0.4%
Dimon, Inc. Series B
   9.625%, 10/15/11                                                                                      200                 211,000
Kellogg Co. Cl.B
   6.60%, 4/01/11                                                                                        300                 337,805
Kraft Foods, Inc.
   5.25%, 10/01/13                                                                                       300                 305,593
Phillip Morris
   7.75%, 1/15/27                                                                                         90                  95,067
                                                                                                                    ----------------
                                                                                                                             949,465
                                                                                                                    ----------------
HEALTHCARE--0.3%
HCA, Inc.
   6.25%, 2/15/13                                                                                        400                 412,291
UnitedHealth Group, Inc.
   4.875%, 4/01/13                                                                                       250                 253,207
                                                                                                                    ----------------
                                                                                                                             665,498
                                                                                                                    ----------------
HOTEL/LODGING--0.1%
Intrawest Corp. (Canada)
   7.50%, 10/15/13                                                                                       200                 207,250
                                                                                                                    ----------------
INDUSTRIAL--0.5%
Case New Holland, Inc.
   9.25%, 8/01/11(c)                                                                                     100                 112,000
CRH America, Inc.
   6.40%, 10/15/33                                                                                       300                 321,153
Imperial Tobacco (Netherlands)
   7.125%, 4/01/09                                                                                       170                 189,268
Trimas Corp.
   9.875%, 6/15/12                                                                                       200                 207,500


                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Group, SA
   6.375%, 10/15/11                                                                               $      200        $        221,184
Waste Management, Inc.
   6.375%, 11/15/12                                                                                      175                 193,451
                                                                                                                    ----------------
                                                                                                                           1,244,556
                                                                                                                    ----------------
INSURANCE--0.3%
American Reinsurance
   7.45%, 12/15/26                                                                                       140                 153,900
Loews Corp.
   6.75%, 12/15/06                                                                                       100                 105,495
Mangrove Bay Pass-Through Trust
   6.102%, 7/15/33(b)(c)                                                                                 400                 407,076
                                                                                                                    ----------------
                                                                                                                             666,471
                                                                                                                    ----------------
METALS/MINING--0.1%
International Steel Group
   6.50%, 4/15/14(c)                                                                                     205                 205,000
                                                                                                                    ----------------
MUNICIPAL OBLIGATION--0.2%
Dallas-Fort Worth Texas International Airport Facility
   7.07%, 11/01/24                                                                                       400                 437,156
                                                                                                                    ----------------
NON-AIR TRANSPORTATION--0.2%
Bombardier Capital, Inc.
   7.50%, 10/17/05(c)                                                                                    125                 127,497
CSX Corp.
   6.75%, 3/15/11                                                                                        250                 277,594
                                                                                                                    ----------------
                                                                                                                             405,091
                                                                                                                    ----------------
PAPER/PACKAGING--0.6%
Abitibi-Consolidated, Inc. (Canada)
   8.30%, 8/01/05                                                                                         25                  25,813
Domtar, Inc. (Canada)
   7.875%, 10/15/11                                                                                      250                 288,719
Georgia-Pacific Corp.
   7.25%, 6/01/28                                                                                        275                 284,625
MeadWestvaco Corp.
   6.85%, 4/01/12                                                                                        200                 222,788
Owens-Brockway Glass
   8.875%, 2/15/09                                                                                       150                 163,125
Packaging Corp.
   5.75%, 8/01/13                                                                                        275                 283,803
Tembec Industries, Inc. (Canada)
   8.50%, 2/01/11                                                                                        200                 209,000
                                                                                                                    ----------------
                                                                                                                           1,477,873
                                                                                                                    ----------------
PETROLEUM PRODUCTS--0.2%
Amerada Hess Corp.
   7.30%, 8/15/31                                                                                        350                 381,527
                                                                                                                    ----------------
PUBLIC UTILITIES - ELECTRIC & GAS--1.6%
American Electric Power Co., Inc. Series C
   5.375%, 3/15/10                                                                                       250                 262,940
Calpine Corp.
   8.50%, 7/15/10(c)                                                                                     200                 153,000
CenterPoint Energy Resources Corp. Series B
   7.875%, 4/01/13                                                                                       200                 235,754
Consumers Energy Co. Series B
   5.375%, 4/15/13                                                                                       150                 154,399

                                                                                                   Shares or
                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Dominion Resources Capital Trust III
   8.40%, 1/15/31                                                                                 $      200        $        244,872
DPL, Inc.
   8.25%, 3/01/07                                                                                        550                 594,000
   6.875%, 9/01/11                                                                                       450                 477,000
FirstEnergy Corp. Series C
   7.375%, 11/15/31                                                                                      500                 561,546
Nevada Power Co. Series A
   8.25%, 6/01/11                                                                                        200                 224,000
NiSource Finance Corp.
   7.875%, 11/15/10                                                                                      250                 295,435
Xcel Energy, Inc.
   7.00%, 12/01/10                                                                                       175                 197,910
Yorkshire Power
   8.25%, 2/15/05(c)                                                                                     150                 153,348
Yorkshire Power Series B
   6.496%, 2/25/08                                                                                       200                 209,328
                                                                                                                    ----------------
                                                                                                                           3,763,532
                                                                                                                    ----------------
PUBLIC UTILITIES - TELEPHONE--0.2%
Telecom Italia Capital, SA (Italy)
   4.00%, 11/15/08(c)                                                                                    250                 251,405
Telefonos de Mexico SA de CV (Mexico)
   8.25%, 1/26/06                                                                                        250                 266,597
                                                                                                                    ----------------
                                                                                                                             518,002
                                                                                                                    ----------------
RETAIL--0.1%
J.C. Penney Co., Inc.
   7.60%, 4/01/07                                                                                        100                 109,125
TM Group Holdings (United Kingdom)
   11.00%, 5/15/08                                                                                       211                 219,440
                                                                                                                    ----------------
                                                                                                                             328,565
                                                                                                                    ----------------
SUPERMARKET/DRUG--0.5%
Delhaize America, Inc.
   8.125%, 4/15/11                                                                                       500                 571,012
Pathmark Stores, Inc.
   8.75%, 2/01/12                                                                                        200                 187,000
The Kroger Co.
   5.50%, 2/01/13                                                                                        300                 310,707
                                                                                                                    ----------------
                                                                                                                           1,068,719
                                                                                                                    ----------------
TECHNOLOGY--0.1%
ON Semiconductor Corp.
   12.00%, 3/15/10                                                                                       145                 166,750
                                                                                                                    ----------------
Total Corporate Debt Obligations
   (cost $30,075,530)                                                                                                     31,985,086
                                                                                                                    ----------------

PREFERRED STOCKS--0.7%
AUTOMOTIVE--0.2%
Ford Motor Co. Capital Trust II                                                                       10,000                 522,800
                                                                                                                    ----------------
BANKING--0.1%
Royal Bank of Scotland Group Plc                                                                      10,000                 236,900
                                                                                                                    ----------------
COMMUNICATIONS--0.1%
Centaur Funding Corp. (Cayman Islands)(c)                                                                200                 258,024
                                                                                                                    ----------------
FINANCIAL--0.1%
Sovereign REIT(c)                                                                                         90                 132,525
                                                                                                                    ----------------

                                                                                                   Shares or
                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC UTILITIES - ELECTRIC & GAS--0.2%
DTE Energy Trust I                                                                                    20,000        $        531,400
                                                                                                                    ----------------
Total Preferred Stocks
   (cost $1,560,503)                                                                                                       1,681,649
                                                                                                                    ----------------

SOVEREIGN DEBT OBLIGATIONS--0.4%
Korea Development Bank (South Korea)
   5.75%, 9/10/13                                                                                 $      200                 210,258
United Mexican States (Mexico)
   6.375%, 1/16/13                                                                                       700                 737,100
                                                                                                                    ----------------
Total Sovereign Debt Obligations
   (cost $899,725)                                                                                                           947,358
                                                                                                                    ----------------
CONVERTIBLE PREFERRED STOCKS--0.1%
FINANCE--0.1%
INSURANCE--0.0%
Genworth Financial, Inc.
     6.00%, 5/16/07                                                                                    1,350                  39,420
                                                                                                                    ----------------
MORTGAGE BANKING--0.1%
Sovereign Capital Trust IV
     4.375%, 3/01/34                                                                                   4,000                 193,500
                                                                                                                    ----------------
Total Convertible Preferred Stocks
   (cost $233,750)                                                                                                           232,920
                                                                                                                    ----------------
YANKEE BONDS--0.1%
Petronas Capital Ltd.
   7.00%, 5/22/12(c)
   (cost $149,799)                                                                                $      150                 170,876
                                                                                                                    ----------------
SHORT-TERM INVESTMENT--2.3%
TIME DEPOSIT--2.3%
The Bank of New York
   1.00%, 10/01/04
   (cost $5,170,000)                                                                                   5,170               5,170,000
                                                                                                                    ----------------
Total Investments--99.6%
   (cost $201,087,654)                                                                                                   226,808,997

Other assets less liabilities--0.4%                                                                                          885,480
                                                                                                                    ----------------
Net Assets--100%                                                                                                    $    227,694,477
                                                                                                                    ================


(a)   Non-income producing security.
(b)   Variable rate coupon, rate shown as of September 30, 2004.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $5,924,546 or 2.6% of net assets.

      Glossary:

      ADR-American Depositary Receipt

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
WEALTH APPRECIATION STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--70.2%

UNITED STATES INVESTMENTS--64.2%
FINANCE--13.9%
BANKING--6.9%
Bank of America Corp.                                                                                  1,200        $         51,996
Citigroup, Inc.                                                                                        5,220                 230,306
Fannie Mae                                                                                               900                  57,060
Freddie Mac                                                                                              550                  35,882
JPMorgan Chase & Co.                                                                                   4,040                 160,509
National City Corp.                                                                                    1,850                  71,447
SunTrust Banks, Inc.                                                                                     750                  52,808
Wachovia Corp.                                                                                         1,000                  46,950
                                                                                                                    ----------------
                                                                                                                             706,958
                                                                                                                    ----------------
FINANCIAL SERVICES--1.9%
MBNA Corp.                                                                                             3,230                  81,396
Merrill Lynch & Co., Inc.                                                                                440                  21,877
Morgan Stanley                                                                                           800                  39,440
The Goldman Sachs Group, Inc.                                                                            550                  51,282
                                                                                                                    ----------------
                                                                                                                             193,995
                                                                                                                    ----------------
INSURANCE--5.1%
American International Group, Inc.                                                                     1,680                 114,223
Anthem, Inc.(a)                                                                                          620                  54,095
The Hartford Financial Services Group, Inc.                                                              725                  44,899
The Progressive Corp.                                                                                    710                  60,173
The St. Paul Travelers Cos., Inc.                                                                      2,100                  69,426
Torchmark Corp.                                                                                          700                  37,226
UnitedHealth Group, Inc.                                                                               1,320                  97,337
XL Capital Ltd. Cl. A (Cayman Islands)                                                                   700                  51,793
                                                                                                                    ----------------
                                                                                                                             529,172
                                                                                                                    ----------------
                                                                                                                           1,430,125
                                                                                                                    ----------------
TECHNOLOGY / ELECTRONICS--12.9%
DATA PROCESSING--7.1%
Arrow Electronics, Inc.(a)                                                                             1,350                  30,483
Avnet, Inc.(a)                                                                                         1,800                  30,816
Dell, Inc.(a)                                                                                          4,160                 148,096
Electronic Arts, Inc.(a)                                                                               2,180                 100,258
EMC Corp.(a)                                                                                           1,970                  22,734
Hewlett-Packard Co.                                                                                    5,400                 101,250
Marvell Technology Group Ltd. (Bermuda)(a)                                                             1,740                  45,466
Microsoft Corp.                                                                                        5,090                 140,738
Sanmina-SCI Corp.(a)                                                                                   3,000                  21,150
Solectron Corp.(a)                                                                                     8,700                  43,065
Tech Data Corp.(a)                                                                                     1,300                  50,115
                                                                                                                    ----------------
                                                                                                                             734,171
                                                                                                                    ----------------
ELECTRICAL & ELECTRONICS--3.8%
Broadcom Corp. Cl. A(a)                                                                                1,810                  49,395
Cisco Systems, Inc.(a)                                                                                 3,940                  71,314
Corning, Inc.(a)                                                                                       5,860                  64,929
Juniper Networks, Inc.(a)                                                                              3,780                  89,208
QUALCOMM, Inc.                                                                                         2,260                  88,230
Tellabs, Inc.(a)                                                                                       3,300                  30,327
                                                                                                                    ----------------
                                                                                                                             393,403
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS--2.0%
Applied Materials, Inc.(a)                                                                             2,510        $         41,390
Intel Corp.                                                                                            3,320                  66,599
Maxim Integrated Products, Inc.                                                                          385                  16,282
Symantec Corp.(a)                                                                                      1,460                  80,125
                                                                                                                    ----------------
                                                                                                                             204,396
                                                                                                                    ----------------
                                                                                                                           1,331,970
                                                                                                                    ----------------
CONSUMER CYCLICAL--11.3%
BROADCASTING & PUBLISHING--4.0%
Comcast Corp. Special Cl. A(a)                                                                         1,850                  51,652
The E.W. Scripps Co. Cl. A                                                                             1,310                  62,592
Time Warner, Inc.(a)                                                                                   6,250                 100,875
Viacom, Inc. Cl. B                                                                                     1,060                  35,574
Yahoo!, Inc.(a)                                                                                        4,580                 155,308
                                                                                                                    ----------------
                                                                                                                             406,001
                                                                                                                    ----------------
BUSINESS & PUBLIC SERVICES--0.4%
The Interpublic Group of Cos., Inc.(a)                                                                 3,600                  38,124
                                                                                                                    ----------------
LEISURE & TOURISM--1.0%
Boca Resorts, Inc. Cl. A(a)                                                                              425                   7,892
Carnival Corp. (Panama)                                                                                  635                  30,029
Host Marriott Corp.                                                                                    1,600                  22,448
Starbucks Corp.(a)                                                                                       795                  36,141
Starwood Hotels & Resorts Worldwide, Inc.                                                                250                  11,605
                                                                                                                    ----------------
                                                                                                                             108,115
                                                                                                                    ----------------
MERCHANDISING--5.3%
Amazon.com, Inc.(a)                                                                                    1,000                  40,860
Bed Bath & Beyond, Inc.(a)                                                                             1,150                  42,677
eBay, Inc.(a)                                                                                          1,540                 141,588
Federated Department Stores, Inc.                                                                        500                  22,715
Limited Brands                                                                                         1,000                  22,290
Lowe's Cos., Inc.                                                                                      2,300                 125,005
Office Depot, Inc.(a)                                                                                  2,000                  30,060
Target Corp.                                                                                             890                  40,272
The May Department Stores Co.                                                                            400                  10,252
Wal-Mart Stores, Inc.                                                                                  1,305                  69,426
                                                                                                                    ----------------
                                                                                                                             545,145
                                                                                                                    ----------------
TEXTILES & APPAREL--0.6%
Jones Apparel Group, Inc.                                                                              1,300                  46,540
V.F. Corp.                                                                                               400                  19,780
                                                                                                                    ----------------
                                                                                                                              66,320
                                                                                                                    ----------------
                                                                                                                           1,163,705
                                                                                                                    ----------------
MEDICAL--6.5%
HEALTH & PERSONAL CARE--6.5%
Amgen, Inc.(a)                                                                                         1,860                 105,424
Avon Products, Inc.                                                                                    1,560                  68,141
Boston Scientific Corp.(a)                                                                             2,220                  88,200
Forest Laboratories, Inc.(a)                                                                             965                  43,406
Medco Health Solutions, Inc.(a)                                                                        1,750                  54,075
Merck & Co., Inc.                                                                                      1,400                  46,200
Pfizer, Inc.                                                                                           4,990                 152,694
St. Jude Medical, Inc.(a)                                                                                980                  73,765
Zimmer Holdings, Inc.(a)                                                                                 520                  41,101
                                                                                                                    ----------------
                                                                                                                             673,006
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL EQUIPMENT--4.6%
AEROSPACE & DEFENSE--0.3%
The Boeing Co.                                                                                           500        $         25,810
                                                                                                                    ----------------
AUTOMOBILES--0.6%
BorgWarner, Inc.                                                                                       1,350                  58,442
                                                                                                                    ----------------
MULTI-INDUSTRY--3.7%
Cooper Industries Ltd. Cl. A (Bermuda)                                                                   300                  17,700
General Electric Co.                                                                                   6,400                 214,912
Hubbell, Inc. Cl. B                                                                                    1,150                  51,554
Parker Hannifin Corp.                                                                                  1,300                  76,518
Textron, Inc.                                                                                            400                  25,708
                                                                                                                    ----------------
                                                                                                                             386,392
                                                                                                                    ----------------
                                                                                                                             470,644
                                                                                                                    ----------------
CONSTRUCTION & HOUSING--4.3%
REAL ESTATE--4.3%
Alexandria Real Estate Equities, Inc.                                                                    200                  13,144
AMB Property Corp.                                                                                       300                  11,106
Archstone-Smith Trust                                                                                    575                  18,193
Boston Properties, Inc.                                                                                  300                  16,617
Camden Property Trust                                                                                    260                  12,012
Corporate Office Properties Trust                                                                        525                  13,450
Cousins Properties, Inc.                                                                                 200                   6,862
Developers Diversified Realty Corp.                                                                      525                  20,554
Duke Realty Corp.                                                                                        500                  16,600
EastGroup Properties, Inc.                                                                               175                   5,810
Equity Office Properties Trust                                                                           650                  17,712
Equity Residential                                                                                       650                  20,150
Essex Property Trust, Inc.                                                                               100                   7,185
General Growth Properties, Inc.                                                                          675                  20,925
Glenborough Realty Trust, Inc.                                                                           225                   4,673
Hersha Hospitality Trust                                                                                 100                     940
iStar Financial, Inc.                                                                                    300                  12,369
Kimco Realty Corp.                                                                                        50                   2,565
LaSalle Hotel Properties                                                                                 100                   2,760
Mack-Cali Realty Corp.                                                                                   300                  13,290
Pan Pacific Retail Properties, Inc.                                                                      200                  10,820
Prentiss Properties Trust                                                                                325                  11,700
ProLogis                                                                                                 875                  30,835
Reckson Associates Realty Corp.                                                                          100                   2,875
Regency Centers Corp.                                                                                    325                  15,109
Shurgard Storage Centers, Inc. Cl. A                                                                     275                  10,670
Simon Property Group, Inc.                                                                               550                  29,497
SL Green Realty Corp.                                                                                    175                   9,067
Tanger Factory Outlet Centers, Inc.                                                                      100                   4,478
The Macerich Co.                                                                                         100                   5,329
The Mills Corp.                                                                                          300                  15,561
The Rouse Co.                                                                                            350                  23,408
United Dominion Realty Trust, Inc.                                                                       400                   7,932
Vornado Realty Trust                                                                                     275                  17,237
Washington Real Estate Investment Trust                                                                  150                   4,545
Windrose Medical Properties Trust                                                                        300                   3,897
                                                                                                                    ----------------
                                                                                                                             439,877
                                                                                                                    ----------------
ENERGY--3.2%
ENERGY SOURCES--2.8%
ChevronTexaco Corp.                                                                                    2,100                 112,644
ConocoPhillips                                                                                         1,125                  93,206
Occidental Petroleum Corp.                                                                             1,400                  78,302
                                                                                                                    ----------------
                                                                                                                             284,152
                                                                                                                    ----------------
OIL SERVICES--0.4%
Nabors Industries Ltd (Bermuda)(a)                                                                       850                  40,248
                                                                                                                    ----------------
                                                                                                                             324,400
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.6%
BEVERAGES & TOBACCO--1.0%
Altria Group, Inc.                                                                                     1,200        $         56,448
PepsiCo, Inc.                                                                                          1,000                  48,650
                                                                                                                    ----------------
                                                                                                                             105,098
                                                                                                                    ----------------
FOOD & HOUSEHOLD PRODUCTS--1.6%
Safeway, Inc.(a)                                                                                       2,400                  46,344
The Kroger Co.(a)                                                                                      3,300                  51,216
The Procter & Gamble Co.                                                                               1,170                  63,320
                                                                                                                    ----------------
                                                                                                                             160,880
                                                                                                                    ----------------
                                                                                                                             265,978
                                                                                                                    ----------------
UTILITIES--2.0%
ELECTRIC & GAS UTILITY--2.0%
American Electric Power Co., Inc.                                                                      1,100                  35,156
Entergy Corp.                                                                                          1,300                  78,793
FirstEnergy Corp.                                                                                        800                  32,864
Sempra Energy                                                                                            400                  14,476
Wisconsin Energy Corp.                                                                                 1,300                  41,470
                                                                                                                    ----------------
                                                                                                                             202,759
                                                                                                                    ----------------
INDUSTRIAL COMMODITIES--2.0%
CHEMICAL--0.3%
PPG Industries, Inc.                                                                                     500                  30,640
                                                                                                                    ----------------
FOREST & PAPER--1.7%
International Paper Co.                                                                                  800                  32,328
Kimberly-Clark Corp.                                                                                     400                  25,836
MeadWestvaco Corp.                                                                                     1,200                  38,280
Smurfit-Stone Container Corp.(a)                                                                       3,900                  75,543
                                                                                                                    ----------------
                                                                                                                             171,987
                                                                                                                    ----------------
                                                                                                                             202,627
                                                                                                                    ----------------
TRANSPORTATION--0.9%
TRANSPORTATION - ROAD & RAIL--0.9%
Burlington Northern Santa Fe Corp.                                                                       500                  19,155
CSX Corp.                                                                                              1,200                  39,840
Norfolk Southern Corp.                                                                                 1,000                  29,740
                                                                                                                    ----------------
                                                                                                                              88,735
                                                                                                                    ----------------
Total United States Investments
   (cost $6,608,932)                                                                                                       6,593,826
                                                                                                                    ----------------

FOREIGN INVESTMENTS--6.0%
AUSTRALIA--0.9%
Bunnings Warehouse Property Trust                                                                      1,750                   2,191
Deutsche Office Trust                                                                                  6,000                   5,100
General Property Trust                                                                                 4,100                  10,983
ING Industrial Fund                                                                                    7,150                  10,179
Macquarie CountryWide Trust                                                                            4,400                   6,346
Prime Retail Group(a)                                                                                  2,300                   7,630
Ronin Property Group                                                                                   5,000                   4,834
Stockland                                                                                              2,200                   9,106
Westfield Group(a)                                                                                     3,230                  35,586
                                                                                                                    ----------------
                                                                                                                              91,955
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
CANADA--0.6%
Boardwalk Real Estate Investment Trust                                                                   400        $          5,373
Borealis Retail Real Estate Investment Trust                                                             800                   7,984
Canadian Real Estate Investment Trust                                                                    600                   7,823
Cominar Real Estate Investment Trust                                                                     300                   3,755
H&R Real Estate Investment Trust                                                                         400                   5,531
InnVest Real Estate Investment Trust                                                                     300                   2,679
O&Y Real Estate Investment Trust                                                                         400                   4,046
RioCan Real Estate Investment Trust                                                                    1,300                  16,949
Summit Real Estate Investment Trust                                                                      750                  10,490
                                                                                                                    ----------------
                                                                                                                              64,630
                                                                                                                    ----------------
FINLAND--0.1%
Sponda Oyj                                                                                               750                   6,355
                                                                                                                    ----------------
FRANCE--0.7%
Gecina, SA                                                                                               239                  20,208
Klepierre                                                                                                150                  10,865
Unibail                                                                                                  325                  39,215
                                                                                                                    ----------------
                                                                                                                              70,288
                                                                                                                    ----------------
HONG KONG--0.6%
Hang Lung Properties Ltd.                                                                              8,000                  11,786
Henderson Land Development Co., Ltd.                                                                   3,000                  14,356
Kerry Properties Ltd.                                                                                  6,500                  12,263
Sun Hung Kai Properties Ltd.                                                                           2,000                  18,850
                                                                                                                    ----------------
                                                                                                                              57,255
                                                                                                                    ----------------
ISRAEL--0.2%
Teva Pharmaceutical Industries Ltd. (ADR)                                                              1,000                  25,950
                                                                                                                    ----------------
ITALY--0.1%
Beni Stabili SpA                                                                                       7,200                   6,187
                                                                                                                    ----------------
JAPAN--0.5%
Japan Retail Fund Investment Corp.                                                                         1                   7,485
Mitsubishi Estate Co., Ltd.                                                                            2,000                  20,870
Nippon Building Fund, Inc.                                                                                 1                   7,866
ORIX JREIT, Inc.                                                                                           2                  11,995
                                                                                                                    ----------------
                                                                                                                              48,216
                                                                                                                    ----------------
NETHERLANDS--0.4%
Eurocommercial Properties NV                                                                             150                   4,654
Rodamco Europe NV                                                                                        355                  23,323
Wereldhave NV                                                                                            100                   8,649
                                                                                                                    ----------------
                                                                                                                              36,626
                                                                                                                    ----------------
SINGAPORE--0.2%
Ascendas Real Estate Investment Trust                                                                 11,000                  10,128
CapitaMall Trust                                                                                      10,000                   9,742
                                                                                                                    ----------------
                                                                                                                              19,870
                                                                                                                    ----------------
SWITZERLAND--0.5%
Alcon, Inc.                                                                                              710                  56,942
                                                                                                                    ----------------
TAIWAN--0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                                     4,610                  32,915
                                                                                                                    ----------------
UNITED KINGDOM--0.9%
A & J Mucklow Group Plc                                                                                  600                   3,442
British Land Co. Plc                                                                                     900                  12,127
Brixton Plc                                                                                              850                   4,784
Capital & Regional Plc                                                                                 1,000                  10,270
Derwent Valley Holdings Plc                                                                              400                   6,583

                                                                                                   Shares or
                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Hammerson Plc                                                                                            700        $          9,171
Land Securities Group Plc                                                                              1,100                  23,401
Liberty International Plc                                                                                900                  13,476
Slough Estates Plc                                                                                     1,800                  15,190
                                                                                                                    ----------------
                                                                                                                              98,444
                                                                                                                    ----------------
Total Foreign Investments
   (cost $598,457)                                                                                                           615,633
                                                                                                                    ----------------
Total Common Stocks                                                                                                        7,209,459
    (cost $7,207,389)                                                                                               ----------------

SHORT TERM INVESTMENT--28.8%
TIME DEPOSIT--28.8%
The Bank of New York
   1.00% 10/01/04
   (cost $2,965,000)                                                                              $    2,965               2,965,000
                                                                                                                    ----------------

TOTAL INVESTMENTS--99.0%
   (cost $10,172,389)                                                                                                     10,174,459

Other assets less liabilities--1.0%                                                                                          103,789
                                                                                                                    ----------------
Net Assets--100%                                                                                                    $     10,278,248
                                                                                                                    ================

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                                                    Value at          Unrealized
                                  Number of             Expiration             Original           September 30,     Appreciation/
            Type                  Contracts               Month                 Value                 2004          (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
EURO STOXX 50                        45                  Dec 2004            $  1,537,904          $ 1,527,474       $   (10,430)
FTSE 100 INDEX                        8                  Dec 2004                 659,932              666,493             6,561
TOPIX INDEX                           5                  Dec 2004                 522,032              500,159           (21,873)
                                                                                                                     ------------
                                                                                                                     $   (25,742)
                                                                                                                     ============

SECTOR DIVERSIFICATION
----------------------------------------------------------------------------------------------
SECTOR                                               U.S. $ VALUE        PERCENT OF NET ASSETS
----------------------------------------------------------------------------------------------
Finance                                             $   1,434,779                 13.9%
Technology                                              1,364,885                 13.3
Consumer Cyclical                                       1,163,705                 11.3
Construction & Housing                                    935,049                  9.1
Medical                                                   755,898                  7.3
Capital Equipment                                         470,644                  4.6
Energy                                                    324,400                  3.1
Consumer Staples                                          265,978                  2.6
Utilities                                                 202,759                  2.0
Industrial Commodities                                    202,627                  2.0
Transportation                                             88,735                  0.9
                                                    -------------                ------
Total Investments*                                      7,209,459                 70.1
Cash and receivables, net of liabilities                3,068,789                 29.9
                                                    -------------                ------
Net Assets                                          $  10,278,248                100.0%
----------------------------------------------------------------------------------------------

*     Excludes short-term obligations.

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS-1.7%
Chase Bank USA FRN
    1.70%, 5/11/05
    (amortized cost $1,300,000)                                                                   $    1,300        $     1,300,000
                                                                                                                    ----------------

COMMERCIAL PAPER - 77.7%
Atlantis One Funding
   1.70%,11/16/04                                                                                      1,000                997,828
Bank of Ireland
   1.885%, 1/07/05                                                                                     1,300              1,293,329
Banque Caisse d'Epargne l' Etat
   1.12%, 12/02/04                                                                                     3,000              2,994,213
   1.63%, 11/10/04                                                                                     1,300              1,297,646
Barlcays US Funding
   1.84%,11/26/04                                                                                      2,000              1,994,276
Calyon NA Disc
   1.78%,12/09/04                                                                                      2,000              1,993,177
CBA (finance) Delaware Inc.
   1.84%, 12/07/04                                                                                     1,000                996,576
Citigroup Global Market
   1.51%,10/12/04                                                                                      4,800              4,797,785
DNB Nor Bank ASA
   1.80%,11/16/04                                                                                      1,100              1,097,470
Fairway Finance
   1.79%, 10/26/04                                                                                     1,100              1,098,633
Galaxy Funding
   1.80%, 11/17/04                                                                                     1,600              1,596,240
General Electric Capital Corp.
   1.57%, 10/04/04                                                                                     1,900              1,899,751
   1.70%, 11/09/04                                                                                     2,000              1,996,317
HSBC (Hong Kong)
   1.98%, 1/25/05                                                                                      3,500              3,477,670
Jupiter Security Corp.
   1.75%, 10/18/04                                                                                     1,200              1,199,008
K2 Corporation Cp Disc.
   1.74%, 11/15/04                                                                                     4,000              3,991,300
LBW (Landesbank Baden-Wurt)
   1.69%, 11/16/04                                                                                     1,000                997,841
Natexis Banques Populare
   1.75%, 11/18/04                                                                                     1,300              1,296,967
Network Rail
   1.65%, 11/19/04                                                                                     2,800              2,793,712
Nordea North America
   1.84%, 12/08/04                                                                                     1,000                996,524
Old Line Funding Corp.
   1.75%, 11/03/04                                                                                     1,400              1,397,754

                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Prudential PLC
    1.63%, 11/02/04                                                                               $    1,000        $       998,551
    1.65%, 11/18/04                                                                                    3,300              3,292,740
Rabobahk USA Finance Corp.
    1.75%, 10/05/04                                                                                    1,000                999,806
Ranger Funding
    1.72%, 10/15/04                                                                                    2,000              1,998,662
San Paolo US Financial
    1.68%, 11/19/04                                                                                    1,300              1,297,027
    1.98%, 1/27/05                                                                                     1,000                993,510
Santander Centro Hispanico
    1.86%, 12/13/04                                                                                    1,500              1,494,342
Sigma Finance, Inc.
    1.14%, 10/04/04                                                                                    1,000                999,905
    1.44%, 11/16/04                                                                                    1,000                998,160
Societe Generale North America
    1.65%, 11/24/04                                                                                    1,800              1,795,545
Toyota Motor Credit
    1.58%, 10/13/04                                                                                    3,000              2,998,420
    1.73%, 11/15/04                                                                                    1,000                997,837
UBS Finance
    1.88%, 10/01/04                                                                                    1,200              1,200,000
                                                                                                                    ----------------
Total Comercial Paper
     (amortized cost $60,268,522)                                                                                        60,268,522
                                                                                                                    ----------------
CERTIFICATES OF DEPOSIT - 20.7%
Banco Bilbao Vizcaya
    1.925% 12/29/04                                                                                    1,100              1,100,014
Credit Suisse First Boston
    1.85%, 11/29/04                                                                                    1,000              1,000,000
Fortis Bank
    1.78%, 12/24/04                                                                                    1,500              1,500,000
Landes Hessen Thueringen
    1.663%, 11/18/04                                                                                   4,000              4,000,013
State Street Bank Trust
    1.64%,11/08/04                                                                                     2,500              2,500,000
Washington Mutual
    1.64%, 10/26/04                                                                                    1,100              1,100,000
Wells Fargo Bank
    1.77%,11/03/04                                                                                     3,800              3,800,000
Westdeutsche Landesbank
    1.15%, 12/27/04                                                                                    1,100              1,100,000
                                                                                                                    ----------------
Total Certificates of Deposit
     (amortized cost $16,100,027)                                                                                        16,100,027
                                                                                                                    ----------------
TOTAL INVESTMENTS-100.1%
     (cost $77,668,549)                                                                                                  77,668,549
Other assets less liabilities-(0.1%)                                                                                        (57,422)
                                                                                                                    ----------------
NET ASSETS-100%                                                                                                     $    77,611,127
                                                                                                                    ================

Glossary:

FRN - Floating Rate Note

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.3%
FINANCIAL--32.7%
BANKS - NYC--6.6%
Citigroup, Inc.                                                                                      123,900        $      5,466,467
JPMorgan Chase & Co.                                                                                  86,192               3,424,407
                                                                                                                    ----------------
                                                                                                                           8,890,874
                                                                                                                    ----------------
FINANCE - PERSONAL LOANS--0.5%
Capital One Financial Corp.                                                                            1,900                 140,410
Countrywide Credit Industries, Inc.                                                                   13,468                 530,505
                                                                                                                    ----------------
                                                                                                                             670,915
                                                                                                                    ----------------
LIFE INSURANCE--2.4%
Genworth Financial, Inc.                                                                              31,400                 731,620
Jefferson-Pilot Corp.                                                                                  8,400                 417,144
Manulife Financial Corp.                                                                              22,757                 996,529
MetLife, Inc.                                                                                         24,800                 958,520
Torchmark Corp.                                                                                        1,300                  69,134
                                                                                                                    ----------------
                                                                                                                           3,172,947
                                                                                                                    ----------------
MAJOR REGIONAL BANKS--11.0%
Bank of America Corp.                                                                                114,914               4,979,223
Comerica, Inc.                                                                                        14,500                 860,575
Huntington Bancshares, Inc.                                                                           14,000                 348,740
KeyCorp.                                                                                              27,950                 883,220
National City Corp.                                                                                   31,800               1,228,116
PNC Financial Services Group                                                                          14,700                 795,270
Suntrust Banks, Inc.                                                                                  14,700               1,035,027
U.S. Bancorp                                                                                          59,700               1,725,330
Wachovia Corp.                                                                                        36,550               1,716,023
Wells Fargo & Co.                                                                                     19,000               1,132,970
                                                                                                                    ----------------
                                                                                                                          14,704,494
                                                                                                                    ----------------
MULTI-LINE INSURANCE--1.2%
American International Group, Inc.                                                                     8,500                 577,915
The Hartford Financial Services Group, Inc.                                                           16,000                 990,880
                                                                                                                    ----------------
                                                                                                                           1,568,795
                                                                                                                    ----------------
PROPERTY - CASUALTY INSURANCE--3.4%
ACE Ltd.                                                                                               6,000                 240,360
Allstate Corp.                                                                                        25,350               1,216,547
Chubb Corp.                                                                                           12,500                 878,500
PartnerRe Ltd.                                                                                         4,300                 235,167
RenaissanceRe Holdings Ltd.                                                                            4,200                 216,636
St. Paul Cos., Inc.                                                                                   31,533               1,042,481
XL Capital Ltd. Cl.A                                                                                   9,100                 673,309
                                                                                                                    ----------------
                                                                                                                           4,503,000
                                                                                                                    ----------------
SAVINGS AND LOAN--3.2%
Astoria Financial Corp.                                                                               14,500                 514,605
Fannie Mae                                                                                             8,800                 557,920
Freddie Mac                                                                                           23,400               1,526,616
Golden West Financial Corp.                                                                            2,700                 299,565
Washington Mutual, Inc.                                                                               36,000               1,406,880
                                                                                                                    ----------------
                                                                                                                           4,305,586
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS FINANCIAL--4.4%
Goldman Sachs Group, Inc.                                                                             12,975        $      1,209,789
Lehman Brothers Holdings, Inc.                                                                        13,700               1,092,164
MBIA, Inc.                                                                                            11,800                 686,878
Merrill Lynch & Co., Inc.                                                                             21,100               1,049,092
MGIC Investment Corp.                                                                                 11,900                 791,945
Morgan Stanley                                                                                        22,800               1,124,040
                                                                                                                    ----------------
                                                                                                                           5,953,908
                                                                                                                    ----------------
                                                                                                                          43,770,519
                                                                                                                    ----------------
ENERGY--11.9%
GAS PIPELINES--0.1%
El Paso Corp.                                                                                         23,000                 211,370
                                                                                                                    ----------------
OILS - INTEGRATED DOMESTIC--3.8%
Ashland, Inc.                                                                                         11,300                 633,704
ConocoPhillips                                                                                        24,600               2,038,110
Marathon Oil Corp.                                                                                    27,100               1,118,688
Occidental Petroleum Corp.                                                                            22,100               1,236,053
                                                                                                                    ----------------
                                                                                                                           5,026,555
                                                                                                                    ----------------
OILS- INTEGRATED INTERNATIONAL--8.0%
BP p.l.c. (ADR)                                                                                       12,300                 707,619
ChevronTexaco Corp.                                                                                   63,200               3,390,048
Exxon Mobil Corp.                                                                                    135,400               6,543,881
                                                                                                                    ----------------
                                                                                                                          10,641,548
                                                                                                                    ----------------
                                                                                                                          15,879,473
                                                                                                                    ----------------
CAPITAL EQUIPMENT--10.9%
AEROSPACE - DEFENSE--1.1%
B.F. Goodrich Corp.                                                                                   21,700                 680,512
Boeing Co.                                                                                            16,300                 841,406
                                                                                                                    ----------------
                                                                                                                           1,521,918
                                                                                                                    ----------------
AUTO TRUCKS - PARTS--0.7%
Eaton Corp.                                                                                           13,500                 856,035
                                                                                                                    ----------------
DEFENSE--0.3%
General Dynamics Corp.                                                                                 4,200                 428,820
                                                                                                                    ----------------
ELECTRICAL EQUIPMENT--7.0%
Cooper Industries Ltd. Cl. A (Bermuda)                                                                 7,000                 413,000
General Electric Co.                                                                                 217,000               7,286,860
Honeywell International, Inc.                                                                         37,100               1,330,406
Hubbell Inc. Cl.B                                                                                      6,600                 295,878
                                                                                                                    ----------------
                                                                                                                           9,326,144
                                                                                                                    ----------------
MISCELLANEOUS CAPITAL GOODS--1.8%
Ingersoll-Rand Co.                                                                                     6,700                 455,399
Parker Hannifin Corp.                                                                                  6,000                 353,160
Textron, Inc.                                                                                         14,300                 919,061
Tyco International Ltd. (Bermuda)                                                                     23,500                 720,510
                                                                                                                    ----------------
                                                                                                                           2,448,130
                                                                                                                    ----------------
                                                                                                                          14,581,047
                                                                                                                    ----------------
UTILITIES--8.8%
ELECTRIC COMPANIES--5.1%
Alliant Energy Corp.                                                                                  20,600                 512,528
American Electric Power Co., Inc.                                                                     28,075                 897,277
CMS Energy Corp.(a)                                                                                   33,300                 317,016
Constellation Energy Group, Inc.                                                                      14,500                 577,680
Edison International                                                                                   5,600                 148,456
Entergy Corp.                                                                                         12,300                 745,503


Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                          26,200        $        961,278
FirstEnergy Corp.                                                                                     21,700                 891,436
Northeast Utilities                                                                                   24,400                 473,116
PPL Corp.                                                                                             11,000                 518,980
Sempra Energy                                                                                         17,300                 626,087
Xcel Energy, Inc.                                                                                      9,700                 168,004
                                                                                                                    ----------------
                                                                                                                           6,837,361
                                                                                                                    ----------------
TELEPHONE--3.7%
BellSouth Corp.                                                                                       19,300                 523,416
SBC Communications, Inc.                                                                              48,600               1,261,170
Sprint Corp.                                                                                          93,250               1,877,123
Verizon Communications                                                                                33,000               1,299,540
                                                                                                                    ----------------
                                                                                                                           4,961,249
                                                                                                                    ----------------
                                                                                                                          11,798,610
                                                                                                                    ----------------
CONSUMER CYCLICALS--7.6%
AUTOS & Auto Parts--2.9%
American Axle & Manufacturing Holdings, Inc.                                                          10,500                 307,230
Autoliv, Inc. (Sweden)                                                                                15,700                 634,280
BorgWarner, Inc.                                                                                      10,800                 467,532
Dana Corp.                                                                                            15,900                 281,271
Delphi Corp.                                                                                          16,000                 148,640
General Motors Corp.                                                                                  20,400                 866,592
Lear Corp.                                                                                             9,200                 500,940
Magna International, Inc. Cl.A                                                                         8,200                 607,456
                                                                                                                    ----------------
                                                                                                                           3,813,941
                                                                                                                    ----------------
HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.(a)                                                                             1,900                 150,841
                                                                                                                    ----------------
HOUSEHOLD - APPLIANCES/ DURABLES--0.4%
Whirlpool Corp.                                                                                        8,100                 486,729
                                                                                                                    ----------------
RETAILERS--2.6%
Federated Department Stores, Inc.                                                                     16,500                 749,595
Limited Brands                                                                                        21,800                 485,922
May Department Stores Co.                                                                             27,200                 697,136
Nordstrom, Inc.                                                                                        7,900                 302,096
Office Depot, Inc.(a)                                                                                 40,800                 613,224
Saks, Inc.                                                                                            30,600                 368,730
Sears, Roebuck & Co.                                                                                   5,600                 223,160
                                                                                                                    ----------------
                                                                                                                           3,439,863
                                                                                                                    ----------------
TEXTILES/SHOES - APPAREL MFG.--1.4%
Jones Apparel Group, Inc.                                                                             20,600                 737,480
Liz Claiborne, Inc.                                                                                    6,200                 233,864
Reebok International Ltd.                                                                              5,600                 205,632
V.F. Corp.                                                                                            15,450                 764,003
                                                                                                                    ----------------
                                                                                                                           1,940,979
                                                                                                                    ----------------
TIRES & Rubber Goods--0.2%
Cooper Tire & Rubber Co.                                                                              14,100                 284,397
                                                                                                                    ----------------
                                                                                                                          10,116,750
                                                                                                                    ----------------
TECHNOLOGY--6.7%
Communication - Equip. Mfrs.--1.7%
ADC Telecommunications, Inc.(a)                                                                      117,700                 213,037
Corning, Inc.(a)                                                                                      56,000                 620,480
Lucent Technologies, Inc.(a)                                                                          84,700                 268,499
Nortel Networks Corp.(a)                                                                             126,500                 430,100
Tellabs, Inc.(a)                                                                                      80,100                 736,119
                                                                                                                    ----------------
                                                                                                                           2,268,235
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS--1.8%
Hewlett-Packard Co.                                                                                   99,428        $      1,864,274
International Business Machines Corp.                                                                  5,600                 480,144
Quantum Corp.(a)                                                                                       6,250                  14,438
                                                                                                                    ----------------
                                                                                                                           2,358,856
                                                                                                                    ----------------
COMPUTER/ INSTRUMENTATION--0.9%
Flextronics International Ltd. (Singapore)(a)                                                        39,400                  522,050
Sanmina-SCI Corp.(a)                                                                                  26,700                 188,235
Solectron Corp.(a)                                                                                    97,510                 482,675
                                                                                                                    ----------------
                                                                                                                           1,192,960
                                                                                                                    ----------------
COMPUTER SERVICES/SOFTWARE--0.9%
Electronic Data Systems Corp.                                                                         32,400                 628,236
Microsoft Corp.                                                                                       19,500                 539,175
                                                                                                                    ----------------
                                                                                                                           1,167,411
                                                                                                                    ----------------
SEMICONDUCTORS--0.4%
Agere Systems, Inc.(a)                                                                               123,300                 129,465
Vishay Intertechnology, Inc.(a)                                                                       30,550                 394,095
                                                                                                                    ----------------
                                                                                                                             523,560
                                                                                                                    ----------------
MISCELLANEOUS INDUSTRIAL TECHNOLOGY--1.0%
Arrow Electronics, Inc.(a)                                                                            24,200                 546,436
Avnet, Inc.(a)                                                                                        19,500                 333,840
Ingram Micro, Inc. CL.A(a)                                                                            18,200                 293,020
Tech Data Corp.(a)                                                                                     5,550                 213,953
                                                                                                                    ----------------
                                                                                                                           1,387,249
                                                                                                                    ----------------
                                                                                                                           8,898,271
                                                                                                                    ----------------
CONSUMER STAPLES--5.8%
BEVERAGES - SOFT, LITE & Hard--0.4%
Adolph Coors Co. Cl.B                                                                                  7,500                 509,400
                                                                                                                    ----------------
RESTAURANTS--1.3%
Darden Restaurants, Inc.                                                                               9,700                 226,204
McDonald's Corp.                                                                                      51,800               1,451,954
                                                                                                                    ----------------
                                                                                                                           1,678,158
                                                                                                                    ----------------
RETAIL STORES - FOOD--0.8%
Safeway, Inc.(a)                                                                                      27,000                 521,370
SUPERVALU, Inc.                                                                                          500                  13,775
The Kroger Co.(a)                                                                                     34,100                 529,232
                                                                                                                    ----------------
                                                                                                                           1,064,377
                                                                                                                    ----------------
SOAPS--0.4%
Unilever NV (ADR)                                                                                      9,200                 531,760
                                                                                                                    ----------------
SUGAR REFINERS--0.2%
Archer-Daniels-Midland Co.                                                                            19,805                 336,289
                                                                                                                    ----------------
Tobacco--2.7%
Altria Group, Inc.                                                                                    60,750               2,857,680
UST, Inc.                                                                                             20,100                 809,226
                                                                                                                    ----------------
                                                                                                                           3,666,906
                                                                                                                    ----------------
                                                                                                                           7,786,890
                                                                                                                    ----------------
CONSUMER GROWTH--5.6%
Advertising--0.3%
The Interpublic Group of Cos., Inc.(a)                                                               36,400                  385,476
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
DRUGS--2.3%
Bristol-Myers Squibb Co.                                                                              18,850        $        446,180
GlaxoSmithKline Plc (ADR) (United Kingdom)                                                            16,400                 717,172
Merck & Co., Inc.                                                                                     29,400                 970,200
Pfizer, Inc.                                                                                           4,900                 149,940
Sanofi-Aventis                                                                                        18,600                 680,946
Wyeth                                                                                                  2,400                  89,760
                                                                                                                    ----------------
                                                                                                                           3,054,198
                                                                                                                    ----------------
ENTERTAINMENT--1.2%
Time Warner, Inc.(a)                                                                                  83,400               1,346,076
Viacom, Inc. Cl.B                                                                                      3,050                 102,358
Walt Disney Co.                                                                                        6,300                 142,065
                                                                                                                    ----------------
                                                                                                                           1,590,499
                                                                                                                    ----------------
PUBLISHING--0.6%
R. R. Donnelley & Sons Co.                                                                            26,150                 819,018
                                                                                                                    ----------------
RADIO - TV BROADCASTING--1.1%
Comcast Corp. Cl.A(a)                                                                                 50,934               1,438,376
                                                                                                                    ----------------
MISCELLANEOUS CONSUMER GROWTH--0.1%
Cendant Corp.                                                                                         10,400                 224,640
                                                                                                                    ----------------
                                                                                                                           7,512,207
                                                                                                                    ----------------
INDUSTRIAL RESOURCES--5.1%
ALUMINUM--1.2%
Alcan, Inc. (Canada)                                                                                  12,900                 616,620
Alcoa, Inc.                                                                                           29,600                 994,264
                                                                                                                    ----------------
                                                                                                                           1,610,884
                                                                                                                    ----------------
CHEMICALS--0.9%
E.I. du Pont de Nemours & Co.                                                                          6,100                 261,080
Eastman Chemical Co.                                                                                  15,400                 732,270
The Dow Chemical Co.                                                                                   4,000                 180,720
The Lubrizol Corp.                                                                                     1,050                  36,330
                                                                                                                    ----------------
                                                                                                                           1,210,400
                                                                                                                    ----------------
FERTILIZERS--0.4%
Monsanto Co.                                                                                          13,800                 502,596
                                                                                                                    ----------------
PAPER--1.6%
Georgia-Pacific Group                                                                                 24,950                 896,953
Smurfit-Stone Container Corp.(a)                                                                      27,600                 534,612
Temple-Inland, Inc.                                                                                   11,000                 738,650
                                                                                                                    ----------------
                                                                                                                           2,170,215
                                                                                                                    ----------------
STEEL--1.0%
United States Steel Corp.                                                                             23,800                 895,356
Worthington Industries, Inc.                                                                          18,200                 388,570
                                                                                                                    ----------------
                                                                                                                           1,283,926
                                                                                                                    ----------------
                                                                                                                           6,778,021
                                                                                                                    ----------------
SERVICES--1.6%
RAILROADS--1.6%
Burlington Northern Santa Fe Corp.                                                                    19,900                 762,369
CSX Corp.                                                                                             16,600                 551,120
Norfolk Southern Corp.                                                                                27,050                 804,467
                                                                                                                    ----------------
                                                                                                                           2,117,956
                                                                                                                    ----------------
NON-FINANCIAL--0.6%
BUILDING MATERIALS - CEMENT--0.3%
Martin Marietta Materials, Inc.                                                                        9,600                 434,592
                                                                                                                    ----------------

                                                                                                   Shares or
                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
HOME BUILDING--0.3%
Pulte Homes, Inc.                                                                                      6,300        $        386,631
                                                                                                                    ----------------
                                                                                                                             821,223
                                                                                                                    ----------------
Total Common Stocks
   (cost $112,479,550)                                                                                                   130,060,967
                                                                                                                    ----------------

SHORT-TERM INVESTMENT--2.6%
TIME DEPOSIT
The Bank of New York
    1.00%, 10/01/04
    (cost $3,524,000)                                                                             $    3,524               3,524,000
                                                                                                                    ----------------
TOTAL INVESTMENTS--99.9%
   (cost $116,003,550)                                                                                                   133,584,967

Other assets less liabilities--0.1%                                                                                           92,827
                                                                                                                    ----------------

NET ASSETS--100%                                                                                                    $    133,677,794
                                                                                                                    ================

(a)   Non-income producing security.

      Glossary:

      ADR-American Depositary Receipt

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS--93.6%
ARGENTINA--0.6%
Tenaris, SA (ADR)                                                                                      6,146       $        280,196
                                                                                                                   ----------------
AUSTRALIA--2.2%
CSL, Ltd.                                                                                             27,198                561,719
Qantas Airways Ltd.                                                                                   65,981                165,665
Telestra Corp., Ltd.                                                                                  81,990                276,028
                                                                                                                   ----------------
                                                                                                                          1,003,412
                                                                                                                   ----------------
AUSTRIA--1.4%
Bank Austria Creditanstalt                                                                             8,953                636,663
                                                                                                                   ----------------
BRAZIL--4.7%
Companhia Energetica de Minas Gerais (ADR)                                                             5,700                121,125
Companhia Vale do Rio Doce (ADR)                                                                      24,900                539,217
Embratel Participacoes, SA (ADR)                                                                      15,600                177,528
Gerdau, SA (ADR)                                                                                      14,000                228,900
Itausa-Investimentos Itau, SA Pfd.                                                                   370,288                496,049
Petroleo Brasilerio, SA (ADR)                                                                         12,000                383,040
Telesp Celular Participacoes, SA (ADR)                                                                27,400                169,332
                                                                                                                   ----------------
                                                                                                                          2,115,191
                                                                                                                   ----------------
CHILE--0.1%
Enersis, SA (ADR)(a)                                                                                   6,000                 43,440
                                                                                                                   ----------------
EGYPT--0.6%
Egyptian Co. for Mobile Services                                                                      15,618                281,116
                                                                                                                   ----------------
FINLAND--2.7%
Fortum Oyj                                                                                            26,988                378,040
Sampo Oyj                                                                                             31,457                347,719
TietoEnator Oyj                                                                                       17,140                497,716
                                                                                                                   ----------------
                                                                                                                          1,223,475
                                                                                                                   ----------------
FRANCE--10.1%
BNP Paribas, SA                                                                                        9,001                582,754
Dassault Systemes, SA                                                                                  8,500                397,299
France Telecom, SA                                                                                    32,401                809,541
Sanofi-Synthelabo, SA                                                                                  7,232                526,126
Societe Television Francaise 1                                                                        14,079                400,727
STMicroelectronics NV                                                                                  6,851                118,273
TotalFinaElf, SA                                                                                       4,363                891,083
Veolia Environnement                                                                                  28,983                835,492
                                                                                                                   ----------------
                                                                                                                          4,561,295
                                                                                                                   ----------------
GERMANY--4.4%
Deutsche Lufthansa AG(a)                                                                              13,537                158,714
Deutsche Post  AG(a)                                                                                  35,983                698,470
Deutsche Postbank AG(a)                                                                                5,734                223,049
Deutsche Telekom AG(a)                                                                                12,487                231,988
Fraport AG                                                                                            14,363                477,377
Rhon-Klinikum AG                                                                                       4,211                209,353
                                                                                                                   ----------------
                                                                                                                          1,998,951
                                                                                                                   ----------------

Company                                                                                               Shares           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
GREECE--1.3%
Greek Organization of Football Prognostics                                                            16,070       $        311,459
Public Power Corp.                                                                                    10,310                256,179
                                                                                                                   ----------------
                                                                                                                            567,638
                                                                                                                   ----------------
HUNGARY--1.9%
Magyar Tavkozlesi Rt.                                                                                 57,791                240,426
MOL Magyar Olaj-es Gazipari Rt.                                                                        6,165                301,959
OTP Bank Rt.                                                                                          13,202                296,043
                                                                                                                   ----------------
                                                                                                                            838,428
                                                                                                                   ----------------
INDIA--1.8%
Canara Bank Ltd.                                                                                      81,972                276,038
ITC Ltd.                                                                                               9,111                225,378
Oil & Natural Gas, Corp.                                                                              18,862                306,945
                                                                                                                   ----------------
                                                                                                                            808,361
                                                                                                                   ----------------
INDONESIA--0.3%
Bank Rakyat Indonesia                                                                                689,500                154,759
                                                                                                                   ----------------
IRELAND--0.4%
Eircom Group Plc(a)                                                                                  102,395                192,034
                                                                                                                   ----------------
ISRAEL--1.2%
Bank Hapoalim Ltd.                                                                                   203,200                561,975
                                                                                                                   ----------------
ITALY--3.7%
Eni S.p.A.                                                                                            32,618                732,075
Telecom Italia Mobile SpA                                                                             39,555                213,809
Telecom Italia SpA                                                                                   156,438                483,940
Terna SpA (a)                                                                                         95,058                226,089
                                                                                                                   ----------------
                                                                                                                          1,655,913
                                                                                                                   ----------------
JAPAN--11.6%
East Japan Railway Co.                                                                                   187                968,191
Electric Power Development Co., Ltd.                                                                   8,800                215,579
Japan Airlines System Corp.                                                                           72,000                197,400
Japan Tobacco, Inc.                                                                                       83                693,949
JSAT Corp.                                                                                                46                129,383
KDDI Corp.                                                                                               156                758,371
Mitsubishi Tokyo Financial Group, Inc.                                                                   128              1,064,612
Nippon Telegraph & Telephone Corp.                                                                        55                219,219
Nomura Holdings, Inc.                                                                                 49,000                629,616
West Japan Railway Co.                                                                                    91                355,520
                                                                                                                   ----------------
                                                                                                                          5,231,840
                                                                                                                   ----------------
LUXEMBOURG--0.7%
SES Global                                                                                            32,200                313,940
                                                                                                                   ----------------
MALAYSIA--0.8%
Astro All Asia Networks Plc(a)                                                                        69,300                 88,996
Maxis Communications Berhad                                                                          122,700                274,534
                                                                                                                   ----------------
                                                                                                                            363,530
                                                                                                                   ----------------
MEXICO--2.4%
America Movil, SA de CV Series L (ADR)                                                                14,900                581,547
Grupo Aeroportuario del Sureste, SA de CV Series B (ADR)                                               3,000                 66,300
Grupo Financiero Banorte SA de CV Cl.B                                                                52,100                245,136
Telefonos de Mexico, SA de CV Cl.L (ADR)                                                               5,500                177,485
                                                                                                                   ----------------
                                                                                                                          1,070,468
                                                                                                                   ----------------
NETHERLANDS--2.0%
ING Groep NV                                                                                          36,499                923,004
                                                                                                                   ----------------

Company                                                                                               Shares           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
NORWAY--1.1%
Norsk Hydro ASA                                                                                        6,840       $        499,077
                                                                                                                   ----------------
PEOPLES REPUBLIC OF CHINA--3.9%
China Resources Enterprise,  Ltd.                                                                    238,000                309,800
China Telecommunication Corp.                                                                        608,000                196,690
CNOOC,  Ltd.                                                                                         796,000                416,235
Datang Power Generation Co., Ltd.                                                                    352,000                286,446
Ping An Insurance Group Co. of China Ltd.(a)                                                         233,000                342,118
Sinotrans Ltd.                                                                                       606,000                209,690
                                                                                                                   ----------------
                                                                                                                          1,760,979
                                                                                                                   ----------------
PERU--0.4%
Explosivios, SA Cl.C (b)                                                                             248,990                158,018
                                                                                                                   ----------------
RUSSIA--3.8%
Jsc Mmc Norilsk Nickel (ADR)                                                                           4,313                275,601
Lukoil Holdings (ADR)                                                                                  4,268                529,232
Mobile Telesystems (ADR)                                                                               2,300                333,477
AO VimpelCom (ADR)(a)                                                                                  5,500                598,400
                                                                                                                   ----------------
                                                                                                                          1,736,710
                                                                                                                   ----------------
SINGAPORE--0.7%
DBS Group Holdings Ltd.                                                                               35,172                334,314
                                                                                                                   ----------------
SOUTH AFRICA--2.3%
Anglogold Ashanti  Ltd. (ADR)                                                                          6,322                245,926
Mtn Group  Ltd.(a)                                                                                   120,000                571,182
Telkom South Africa  Ltd.                                                                             20,200                229,609
                                                                                                                   ----------------
                                                                                                                          1,046,717
                                                                                                                   ----------------
SOUTH KOREA--5.2%
Kookmin Bank (a)                                                                                      15,120                479,128
Kookmin Bank (ADR)(a)                                                                                 13,135                418,218
KT Freetel Co., Ltd.                                                                                  11,440                185,243
POSCO                                                                                                  4,020                599,300
SK Telecom Co.,  Ltd. (a)                                                                              2,660                406,011
SK Telecom Co., Ltd. (ADR) (a)                                                                        13,900                270,355
                                                                                                                   ----------------
                                                                                                                          2,358,255
                                                                                                                   ----------------
SPAIN--4.5%
Amadeus Global Travel Distribution, SA                                                                38,928                309,126
Banco Bilbao Vizcaya Argentaria, SA                                                                   60,151                829,772
Indra Sistemas, SA                                                                                    13,903                185,676
Red Electrica de Espna                                                                                13,870                252,938
Telefonica, SA                                                                                        29,949                449,417
                                                                                                                   ----------------
                                                                                                                          2,026,929
                                                                                                                   ----------------
SWEDEN--0.4%
Eniro AB                                                                                              22,916                198,815
                                                                                                                   ----------------
TAIWAN--3.1%
Cathay Financial Holding Co., Ltd. (GDR) (a)                                                          27,950                526,583
Chunghwa Telecom Co., Ltd. (ADR)                                                                      25,700                452,577
Taiwan Semiconductor Co.                                                                             299,433                380,159
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                                     3,650                 26,061
                                                                                                                   ----------------
                                                                                                                          1,385,380
                                                                                                                   ----------------
THAILAND--0.8%
Airports of Thailand Plc(a)                                                                          148,100                177,863
PTT Public Co., Ltd.                                                                                  47,100                192,152
                                                                                                                   ----------------
                                                                                                                            370,015
                                                                                                                   ----------------

                                                                                                   Shares or
                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
TURKEY--0.9%
Turkcell Iletisim Hizmet AS                                                                       48,508,029       $        215,878
Turkiye Is Bankasi                                                                                48,618,471                177,616
                                                                                                                   ----------------
                                                                                                                            393,494
                                                                                                                   ----------------
UNITED KINGDOM--10.1%
Associated British Ports Holding Plc                                                                  27,599                220,243
BAE Systems Plc(a)                                                                                   128,499                523,359
BP p.l.c. (ADR)                                                                                       40,281                384,400
British American Tobacco Plc                                                                          19,759                287,387
Capita Group Plc                                                                                      26,597                158,526
Centrica Plc(a)                                                                                      135,918                618,304
Compass Group Plc                                                                                     64,577                258,045
National Grid Transco Plc                                                                            107,881                912,241
Vodafone Group Plc                                                                                   447,133              1,072,308
Wolfson Microelectronics Plc(a)                                                                       39,601                116,045
                                                                                                                   ----------------
                                                                                                                          4,550,858
                                                                                                                   ----------------
UNITED STATES--1.5%
Pfizer, Inc.                                                                                          21,980                672,588
                                                                                                                   ----------------
Total Common & Preferred Stocks
   (cost $33,148,287)                                                                                                    42,317,778
                                                                                                                   ----------------
SHORT-TERM INVESTMENT--7.0%
TIME DEPOSIT - 7.0%
The Bank of New York
   1.00%, 10/01/04
   (cost $3,177,000)                                                                             $     3,177              3,177,000
                                                                                                                   ----------------
TOTAL INVESTMENTS--100.6%
   (cost $36,325,287)                                                                                                    45,494,778

Other assets less liabilities--(0.6%)                                                                                      (280,861)
                                                                                                                   ----------------
Net Assets--100%                                                                                                   $     45,213,917
                                                                                                                   ================

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                            U.S. $
                                            Contract       Value on         U.S. $
                                             Amount       Origination       Current      Unrealized
                                             (000)           Date            Value      Depreciation
----------------------------------------------------------------------------------------------------
Buy Contracts
Indian Rupee, settling 10/04/04              10,321        $ 225,064       $224,379      $  (685)
Malaysian Ringgit, settling 10/04/04         37,611            9,902          9,898           (4)

SECTOR DIVERSIFICATION
-------------------------------------------------------------------------------------------------
SECTOR                                                U.S. $ VALUE          PERCENT OF NET ASSETS
-------------------------------------------------------------------------------------------------
Finance                                               $  9,545,167                          21.1%
Utilities                                                9,470,615                          21.0
Consumer Services                                        6,874,926                          15.2
Energy                                                   5,294,437                          11.7
Transportation                                           2,995,792                           6.6
Healthcare                                               1,969,786                           4.4
Technology                                               1,964,175                           4.3
Basic Industry                                           1,888,943                           4.2
Consumer Staples                                         1,206,715                           2.7
Aerospace & Defense                                        523,359                           1.2
Multi Industry Companies                                   425,845                           0.9
Capital Goods                                              158,018                           0.3
                                                      ------------                         ------
Total Investments*                                      42,317,778                          93.6
Cash and receivables, net of liabilities                 2,896,139                           6.4
                                                      ------------                         ------
Net Assets                                            $ 45,213,917                         100.0%
-------------------------------------------------------------------------------------------------

*     Excludes short-term obligations.

(a)   Non-income producing security.
(b)   Illiquid security, valued at fair value.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.1%
CONSUMER CYCLICALS--19.8%
AUTOS & AUTO PARTS --4.0%
American Axle & Manufacturing Holdings, Inc.                                                          52,000       $      1,521,520
BorgWarner, Inc.                                                                                      42,000              1,818,180
Dana Corp.                                                                                           175,300              3,101,057
Group 1 Automotive, Inc. (a)                                                                          89,400              2,438,832
                                                                                                                   ----------------
                                                                                                                          8,879,589
                                                                                                                   ----------------
MISCELLANEOUS CONSUMER CYCLICALS --0.7%
Brunswick Corp.                                                                                       35,200              1,610,752
                                                                                                                   ----------------
RETAILERS --11.4%
AutoNation, Inc. (a)                                                                                 163,400              2,790,872
BJ's Wholesale Club, Inc. (a)                                                                        126,500              3,458,510
Borders Group, Inc.                                                                                  156,100              3,871,280
Federated Department Stores, Inc.                                                                     38,000              1,726,340
Foot Locker, Inc.                                                                                     36,000                853,200
Neiman Marcus Group, Inc. Cl. A                                                                       55,800              3,208,500
Office Depot, Inc. (a)                                                                               191,800              2,882,754
Payless ShoeSource, Inc. (a)                                                                         288,700              2,924,531
RadioShack Corp.                                                                                     118,600              3,396,704
                                                                                                                   ----------------
                                                                                                                         25,112,691
                                                                                                                   ----------------
TEXTILES/SHOES - APPAREL MFG. --3.7%
Jones Apparel Group, Inc.                                                                             91,200              3,264,960
Liz Claiborne, Inc.                                                                                   71,600              2,700,752
V.F. Corp.                                                                                            44,500              2,200,525
                                                                                                                   ----------------
                                                                                                                          8,166,237
                                                                                                                   ----------------
                                                                                                                         43,769,269
                                                                                                                   ----------------
FINANCIAL--18.3%
MAJOR REGIONAL BANKS --4.6%
Banknorth Group, Inc.                                                                                 34,000              1,190,000
Hibernia Corp. Cl. A                                                                                  86,300              2,279,183
Popular, Inc.                                                                                         92,000              2,419,600
UnionBanCal Corp.                                                                                     36,900              2,184,849
Whitney Holding Corp.                                                                                 48,000              2,016,000
                                                                                                                   ----------------
                                                                                                                         10,089,632
                                                                                                                   ----------------
MULTI-LINE INSURANCE --2.7%
PacifiCare Health Systems, Inc. (a)                                                                   80,800              2,965,360
StanCorp Financial Group, Inc.                                                                        41,500              2,954,800
                                                                                                                   ----------------
                                                                                                                          5,920,160
                                                                                                                   ----------------
PROPERTY - CASUALTY INSURANCE --3.9%
Fidelity National Financial, Inc.                                                                     25,100                956,310
Old Republic International Corp.                                                                     148,700              3,721,961
PartnerRe Ltd. (Bermuda)                                                                              17,700                968,013
Radian Group, Inc.                                                                                    64,800              2,995,704
                                                                                                                   ----------------
                                                                                                                          8,641,988
                                                                                                                   ----------------

Company                                                                                               Shares           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST--0.4%
FelCor Lodging Trust, Inc. (a)                                                                        70,000       $        791,700
                                                                                                                   ----------------
SAVINGS AND LOAN--5.2%
Astoria Financial Corp.                                                                               75,600              2,683,044
Commercial Federal Corp.                                                                              70,700              1,907,486
MAF Bancorp, Inc.                                                                                     59,395              2,561,706
Sovereign Bancorp, Inc.                                                                              110,000              2,400,200
Washington Federal, Inc.                                                                              77,104              1,939,166
                                                                                                                   ----------------
                                                                                                                         11,491,602
                                                                                                                   ----------------
MISCELLANEOUS FINANCIAL--1.5%
A.G.Edwards, Inc.                                                                                     95,900              3,320,058
                                                                                                                   ----------------
                                                                                                                         40,255,140
                                                                                                                   ----------------
CAPITAL EQUIPMENT--11.3%
AUTO TRACKS - PARTS--3.9%
ArvinMeritor, Inc.                                                                                   191,600              3,592,500
Modine Manufacturing Co.                                                                              89,500              2,694,845
PACCAR, Inc.                                                                                          34,500              2,384,640
                                                                                                                   ----------------
                                                                                                                          8,671,985
                                                                                                                   ----------------
ELECTRICAL EQUIPMENT--2.0%
Anixter International, Inc.                                                                           51,600              1,810,644
Cooper Industries Ltd. Cl. A                                                                          42,200              2,489,800
                                                                                                                   ----------------
                                                                                                                          4,300,444
                                                                                                                   ----------------
MACHINERY--3.1%
Lincoln Electric Holdings, Inc.                                                                       62,000              1,944,320
Moog, Inc. Cl. A (a)                                                                                  88,200              3,201,660
Terex Corp. (a)                                                                                       39,000              1,692,600
                                                                                                                   ----------------
                                                                                                                          6,838,580
                                                                                                                   ----------------
MISCELLANEOUS CAPITAL GOODS--2.3%
Parker-Hannifin Corp.                                                                                 36,000              2,118,960
Textron, Inc.                                                                                         45,500              2,924,285
                                                                                                                   ----------------
                                                                                                                          5,043,245
                                                                                                                   ----------------
                                                                                                                         24,854,254
                                                                                                                   ----------------
INDUSTRIAL RESOURCES--9.9%
ALUMINUM--1.5%
Mueller Industries, Inc.                                                                              75,000              3,221,250
                                                                                                                   ----------------
CHEMICALS--3.9%
Albemarle Corp.                                                                                       88,300              3,098,447
Crompton Corp.                                                                                       133,200              1,264,068
Cytec Industries, Inc.                                                                                88,600              4,336,970
                                                                                                                   ----------------
                                                                                                                          8,699,485
                                                                                                                   ----------------
CONTAINERS - METAL/GLASS/PAPER--0.7%
Ball Corp.                                                                                            43,000              1,609,490
                                                                                                                   ----------------
MISCELLANEOUS INDUSTRIAL COMMODITIES--1.4%
United Stationers, Inc. (a)                                                                           70,995              3,081,183
                                                                                                                   ----------------
MISCELLANEOUS METALS--1.5%
Reliance Steel & Aluminum Co.                                                                         81,200              3,223,640
                                                                                                                   ----------------

Company                                                                                               Shares           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
PAPER--0.9%
MeadWestvaco Corp.                                                                                    60,660       $      1,935,054
                                                                                                                   ----------------
                                                                                                                         21,770,102
                                                                                                                   ----------------
TECHNOLOGY--7.7%
COMMUNICATION - EQUIP. MFRS.--2.9%
ADC Telecommunications, Inc. (a)                                                                     636,000              1,151,160
Andrew Corp. (a)                                                                                     218,100              2,669,544
Nortel Networks Corp. (a)                                                                            316,100              1,074,740
Tellabs, Inc. (a)                                                                                    157,000              1,442,830
                                                                                                                   ----------------
                                                                                                                          6,338,274
                                                                                                                   ----------------
COMPUTER/ INSTRUMENTATION--1.2%
Solectron Corp. (a)                                                                                  107,400                531,630
Western Digital Corp. (a)                                                                            252,800              2,222,112
                                                                                                                   ----------------
                                                                                                                          2,753,742
                                                                                                                   ----------------
MISCELLANEOUS INDUSTRIAL TECHNOLOGY--1.4%
Arrow Electronics, Inc. (a)                                                                           21,000                474,180
Avnet, Inc. (a)                                                                                       22,000                376,640
Tech Data Corp. (a)                                                                                   57,500              2,216,625
                                                                                                                   ----------------
                                                                                                                          3,067,445
                                                                                                                   ----------------
SEMICONDUCTORS--2.2%
Adaptec, Inc. (a)                                                                                    228,100              1,733,560
Vishay Intertechnology, Inc. (a)                                                                     237,100              3,058,590
                                                                                                                   ----------------
                                                                                                                          4,792,150
                                                                                                                   ----------------
                                                                                                                         16,951,611
                                                                                                                   ----------------
NON-FINANCIAL--7.3%
BUILDING MATERIALS - CEMENT--1.7%
Texas Industries, Inc.                                                                                72,000              3,703,680
                                                                                                                   ----------------
BUILDING MATERIALS - HEAT/PLUMBING/AIR--1.3%
Hughes Supply, Inc.                                                                                   94,000              2,826,580
                                                                                                                   ----------------
HOME BUILDING--1.5%
Pulte Homes, Inc.                                                                                     54,200              3,326,254
                                                                                                                   ----------------
MISCELLANEOUS BUILDING--2.8%
Beazer Homes USA, Inc.                                                                                29,700              3,174,633
Harsco Corp.                                                                                          66,000              2,963,400
                                                                                                                   ----------------
                                                                                                                          6,138,033
                                                                                                                   ----------------
                                                                                                                         15,994,547
                                                                                                                   ----------------
CONSUMER GROWTH--6.4%
HOSPITAL MANAGEMENT--1.1%
Universal Health Services, Inc. Cl. B                                                                 56,000              2,436,000
                                                                                                                   ----------------
HOSPITAL SUPPLIES--1.4%
Owens & Minor, Inc.                                                                                  120,900              3,070,860
                                                                                                                   ----------------
MISCELLANEOUS CONSUMER GROWTH--1.6%
URS Corp. (a)                                                                                        131,200              3,500,416
                                                                                                                   ----------------
PHOTOGRAPHY--1.6%
IKON Office Solutions, Inc.                                                                          302,900              3,640,858
                                                                                                                   ----------------

                                                                                                   Shares or
                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
PUBLISHING--0.7%
The Readers Digest Association, Inc.                                                                 105,000       $      1,531,950
                                                                                                                   ----------------
                                                                                                                         14,180,084
                                                                                                                   ----------------
CONSUMER STAPLES--5.8%
BEVERAGES--1.7%
Constellation Brands, Inc. Cl. A (a)                                                                  96,800              3,684,208
                                                                                                                   ----------------
FOODS--3.7%
Corn Products International, Inc.                                                                     33,000              1,521,300
Del Monte Foods Co. (a)                                                                              322,600              3,384,074
Universal Corp.                                                                                       74,100              3,307,824
                                                                                                                   ----------------
                                                                                                                          8,213,198
                                                                                                                   ----------------
RETAIL STORES - FOOD--0.4%
SUPERVALU, Inc.                                                                                       30,000                826,500
                                                                                                                   ----------------
                                                                                                                         12,723,906
                                                                                                                   ----------------
UTILITIES--4.5%
ELECTRIC COMPANIES--4.5%
Constellation Energy Group, Inc.                                                                      41,000              1,633,440
Northeast Utilities                                                                                  129,200              2,505,188
PNM Resources, Inc.                                                                                   96,300              2,167,713
Puget Energy, Inc.                                                                                   120,800              2,742,160
WPS Resources Corp.                                                                                   22,000                989,780
                                                                                                                   ----------------
                                                                                                                         10,038,281
                                                                                                                   ----------------
SERVICES--2.1%
MISCELLANEOUS INDUSTRIAL TRANSPORTATION--0.9%
SEACOR Holdings, Inc. (a)                                                                             45,100              2,108,425
                                                                                                                   ----------------
TRUCKERS--1.2%
USF Corp.                                                                                             73,000              2,619,970
                                                                                                                   ----------------
                                                                                                                          4,728,395
                                                                                                                   ----------------
ENERGY--2.0%
OILS - INTEGRATED DOMESTIC--2.0%
Amerada Hess Corp.                                                                                    16,400              1,459,600
Pogo Producing Co.                                                                                    60,500              2,870,725
                                                                                                                   ----------------
                                                                                                                          4,330,325
                                                                                                                   ----------------
Total Common Stocks
   (cost $181,752,433)                                                                                                  209,595,914
                                                                                                                   ----------------
SHORT-TERM INVESTMENT--4.9%
TIME DEPOSIT- 4.9%
Bank of New York
   1.00%, 10/01/04
   (cost $10,762,000)                                                                             $   10,762             10,762,000
                                                                                                                   ----------------

TOTAL INVESTMENTS--100.0%
   (cost $192,514,433)                                                                                                  220,357,914

Other assets less liabilities--0.0%                                                                                         (80,229)
                                                                                                                   ----------------

NET ASSETS--100%                                                                                                   $    220,277,685
                                                                                                                   ================

(a)   Non-income producing security.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
U.S. LARGE CAP BLENDED STYLE PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.6%
FINANCE--22.8%
BANKING - MONEY CENTER--2.1%
JPMorgan Chase & Co.                                                                                   7,600        $        301,948
                                                                                                                    ----------------
BANKING - REGIONAL--5.1%
Bank of America Corp.                                                                                  9,364                 405,742
National City Corp.                                                                                    5,600                 216,272
SunTrust Banks, Inc.                                                                                   1,900                 133,779
                                                                                                                    ----------------
                                                                                                                             755,793
                                                                                                                    ----------------
BROKERAGE & MONEY MANAGEMENT--0.8%
Lehman Brothers Holdings, Inc.                                                                         1,425                 113,601
                                                                                                                    ----------------
INSURANCE--6.5%
American International Group, Inc.                                                                     6,800                 462,332
MetLife, Inc.                                                                                          3,700                 143,005
The Chubb Corp.                                                                                        2,950                 207,326
XL Capital Ltd.                                                                                        2,000                 147,980
                                                                                                                    ----------------
                                                                                                                             960,643
                                                                                                                    ----------------
MORTGAGE BANKING--2.2%
Fannie Mae                                                                                             3,800                 240,920
Freddie Mac                                                                                            1,200                  78,288
                                                                                                                    ----------------
                                                                                                                             319,208
                                                                                                                   -----------------
MISCELLANEOUS--6.1%
Citigroup, Inc.                                                                                       14,900                 657,388
MBNA Corp.                                                                                             9,600                 241,920
                                                                                                                    ----------------
                                                                                                                             899,308
                                                                                                                    ----------------
                                                                                                                           3,350,501
                                                                                                                    ----------------
TECHNOLOGY--21.5%
COMMUNICATION EQUIPMENT--6.6%
Cisco Systems, Inc. (a)                                                                               13,000                 235,300
Corning, Inc .(a)                                                                                     10,100                 111,908
Juniper Networks, Inc. (a)                                                                            13,000                 306,800
QUALCOMM, Inc.                                                                                         8,200                 320,128
                                                                                                                    ----------------
                                                                                                                             974,136
                                                                                                                    ----------------
COMPUTER HARDWARE/STORAGE--6.3%
Dell, Inc.(a)                                                                                         16,000                 569,600
Hewlett-Packard Co.                                                                                   18,900                 354,375
                                                                                                                    ----------------
                                                                                                                             923,975
                                                                                                                    ----------------
CONTRACT MANUFACTURING--1.1%
Flextronics International Ltd. (Singapore)(a)                                                          5,100                  67,575
Solectron Corp. (a)                                                                                   18,700                  92,565
                                                                                                                    ----------------
                                                                                                                             160,140
                                                                                                                    ----------------
SEMI-CONDUCTOR COMPONENTS--0.9%
Intel Corp.                                                                                            6,500                 130,390
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--6.6%
Electronic Arts, Inc.(a)                                                                               6,900        $        317,331
Microsoft Corp.                                                                                       18,000                 497,700
Symantec Corp.(a)                                                                                      2,800                 153,664
                                                                                                                    ----------------
                                                                                                                             968,695
                                                                                                                    ----------------
                                                                                                                           3,157,336
                                                                                                                    ----------------
CONSUMER SERVICES--14.8%
BROADCASTING & CABLE--4.0%
Comcast Corp. Special Cl.A (a)                                                                         7,700                 214,984
The E.W. Scripps Co.                                                                                   1,500                  71,670
Time Warner, Inc. (a)                                                                                 18,300                 295,362
                                                                                                                    ----------------
                                                                                                                             582,016
                                                                                                                    ----------------
PRINTING & PUBLISHING--0.9%
The Interpublic Group of Cos., Inc.(a)                                                                12,000                 127,080
                                                                                                                    ----------------
RETAIL - GENERAL MERCHANDISE--6.2%
eBay, Inc.(a)                                                                                          5,100                 468,894
Lowe's Cos., Inc.                                                                                      8,300                 451,105
                                                                                                                    ----------------
                                                                                                                             919,999
                                                                                                                    ----------------
MISCELLANEOUS-3.7%
Yahoo!, Inc.(a)                                                                                       16,200                 549,342
                                                                                                                    ----------------
                                                                                                                           2,178,437
                                                                                                                    ----------------
HEALTHCARE--13.2%
BIOTECHNOLOGY--2.4%
Amgen, Inc.(a)                                                                                         6,200                 351,416
                                                                                                                    ----------------
DRUGS--3.9%
GlaxoSmithKline Plc. (ADR) (United Kingdom)                                                            3,500                 153,055
Pfizer, Inc.                                                                                          13,600                 416,160
                                                                                                                    ----------------
                                                                                                                             569,215
                                                                                                                    ----------------
MEDICAL PRODUCTS--3.0%
Boston Scientific Corp.(a)                                                                             6,300                 250,299
St. Jude Medical, Inc.(a)                                                                              2,500                 188,175
                                                                                                                    ----------------
                                                                                                                             438,474
                                                                                                                    ----------------
MEDICAL SERVICES--3.9%
Medco Health Solutions, Inc.(a)                                                                        6,800                 210,120
UnitedHealth Group, Inc.                                                                               5,000                 368,700
                                                                                                                    ----------------
                                                                                                                             578,820
                                                                                                                    ----------------
                                                                                                                           1,937,925
                                                                                                                    ----------------
ENERGY--9.3%
DOMESTIC INTEGRATED--1.5%
Occidental Petroleum Corp.                                                                             4,000                 223,720
                                                                                                                    ----------------
INTERNATIONAL--5.6%
BP p.l.c. (ADR) (United Kingdom)                                                                       5,000                 287,650
ChevronTexaco Corp.                                                                                   10,000                 536,400
                                                                                                                    ----------------
                                                                                                                             824,050
                                                                                                                    ----------------
MISCELLANEOUS--2.2%
ConocoPhillips                                                                                         3,900                 323,115
                                                                                                                    ----------------
                                                                                                                           1,370,885
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.3%
BEVERAGES--1.4%
PepsiCo, Inc.                                                                                          4,200        $        204,330
                                                                                                                    ----------------
RETAIL - FOOD & DRUG--2.4%
Safeway, Inc.(a)                                                                                       9,925                 191,652
The Kroger Co.(a)                                                                                     11,100                 172,272
                                                                                                                    ----------------
                                                                                                                             363,924
                                                                                                                    ----------------
TOBACCO--1.5%
Altria Group, Inc.                                                                                     4,600                 216,384
                                                                                                                    ----------------
                                                                                                                             784,638
                                                                                                                    ----------------
CAPITAL GOODS--4.9%
MISCELLANEOUS--4.9%
General Electric Co.                                                                                  21,275                 714,414
                                                                                                                    ----------------
UTILITIES--2.7%
ELECTRIC & GAS UTILITY--1.6%
American Electric Power Co., Inc.                                                                      5,350                 170,986
Entergy Corp.                                                                                          1,200                  72,732
                                                                                                                    ----------------
                                                                                                                             243,718
                                                                                                                    ----------------
TELEPHONE UTILITY--1.1%
Sprint Corp. (FON Group)                                                                               7,900                 159,027
                                                                                                                    ----------------
                                                                                                                             402,745
                                                                                                                    ----------------
CONSUMER MANUFACTURING--1.6%
AUTO & RELATED--1.6%
Lear Corp.                                                                                               550                  29,947
Magna International, Inc. Cl.A (Canada)                                                                2,700                 200,016
                                                                                                                    ----------------
                                                                                                                             229,963
                                                                                                                    ----------------
MULTI-INDUSTRY COMPANIES--1.5%
Textron, Inc.                                                                                          3,550                 228,159
                                                                                                                    ----------------
TRANSPORTATION--1.1%
RAILROAD--1.1%
CSX Corp.                                                                                              1,800                  59,760
Norfolk Southern Corp.                                                                                 3,700                 110,038
                                                                                                                    ----------------
                                                                                                                             169,798
                                                                                                                    ----------------
Aerospace & Defense--0.9%
Aerospace--0.9%
Boeing Co.                                                                                             2,500                 129,050
                                                                                                                    ----------------
Total Common Stocks
   (cost $14,034,916)                                                                                                     14,653,851
                                                                                                                    ----------------
TOTAL INVESTMENTS--99.6%
   (cost $14,034,916)                                                                                                     14,653,851

Other assets less liabilities--0.4%                                                                                           53,582
                                                                                                                    ----------------
NET ASSETS--100%                                                                                                    $     14,707,433
                                                                                                                    ================

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -

AMERICAS GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--106.0%
CANADA--5.4%
GOVERNMENT/AGENCY OBLIGATIONS--5.4%
Government of Canada
   4.25%, 12/01/21 (a)                                                                     CAD    $      695       $        705,224
   8.75%, 12/01/05 (a)                                                                                 1,414              1,190,696
   10.25%, 3/15/14 (a)                                                                                 1,090              1,235,997
                                                                                                                   ----------------
                                                                                                                          3,131,917
                                                                                                                   ----------------
Total Canadian Securities
   (cost $2,609,278)

MEXICO--23.0%
GOVERNMENT/AGENCY OBLIGATIONS--23.0%
Mexican Government Bonds
   8.00%, 12/19/13 (a)                                                                     MXP        11,034                861,146
   8.00%, 12/07/23 (a)                                                                                23,007              1,607,764
   9.00%, 12/24/09 (a)                                                                                23,662              2,023,038
   9.00%, 12/20/12 (a)                                                                                82,297              6,818,990
   10.50%, 07/14/11 (a)                                                                                3,833                355,341
   10.50%, 07/11/14 (a)                                                                               16,624              1,544,809
                                                                                                                   ----------------
Total Mexican Securities                                                                                                 13,211,088
   (cost $14,341,684)                                                                                              ----------------

UNITED STATES--77.6%
U.S. GOVERNMENT SPONSORED
  AGENCY OBLIGATIONS--32.2%
Federal Home Loan Mortgage Corp.
   3.625%, 9/15/08                                                                          US    $    5,800              5,829,644
Federal National Mortgage Association
   4.125%, 4/15/14                                                                                     2,000              1,926,574
   5.375%, 11/15/11                                                                                    5,000              5,336,425
   7.00%, 3/01/32                                                                                        203                215,371
Government National Mortgage Association
 6.00%, TBA                                                                                            5,000              5,181,250
 9.00%, 9/15/24                                                                                           11                 12,734
                                                                                                                   ----------------
                                                                                                                         18,501,998
                                                                                                                   ----------------
U.S. TREASURY SECURITIES--45.4%
U.S. Treasury Bonds
   6.125%, 8/15/29                                                                                     1,400              1,631,602
   6.25%, 5/15/30                                                                                      4,700              5,578,313
   8.125%, 8/15/19 (b)                                                                                 2,000              2,738,046
U.S. Treasury Notes
   4.25%, 8/15/13                                                                                      3,070              3,115,930
   4.25%, 11/15/13                                                                                       500                506,445
   4.875%, 2/15/12                                                                                       150                159,855
   5.75%, 8/15/10                                                                                      2,080              2,318,794
U.S. Treasury Strips
    0.00%, 5/15/13                                                                                     3,500              2,435,514
    0.00%, 2/15/16                                                                                     2,500              1,493,790
    0.00%, 11/15/21                                                                                   14,700              6,144,424
                                                                                                                   ----------------
                                                                                                                         26,122,713
                                                                                                                   ----------------
Total United States Securities
    (cost $42,506,173)                                                                                                   44,624,711
                                                                                                                   ----------------
Total Long-Term Investments
    (cost $59,457,135)                                                                                                   60,967,716
                                                                                                                   ----------------

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--1.5%
TIME DEPOSIT - 1.5%
Societe Generale
1.75%, 10/01/04
   (cost $900,000)                                                                                $      900       $        900,000
                                                                                                                   ----------------
TOTAL INVESTMENTS--107.5%
   (cost $60,357,135)                                                                                                    61,867,716

Other assets less liabilities--(7.5%)                                                                                    (4,331,635)
                                                                                                                   ----------------
NET ASSETS--100%                                                                                                   $     57,536,081
                                                                                                                   ================

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                               U.S. $
                                           Contract          Value on          U.S. $       Unrealized
                                             Amount       Origination         Current    Appreciation/
                                              (000)              Date           Value   (Depreciation)
------------------------------------------------------------------------------------------------------
Buy Contracts
Canadian Dollar, settling 10/12/04            1,107       $   850,000     $   874,625     $     24,625
Mexican Peso, settling 10/22/04              23,899         2,051,568       2,089,282           37,714


Sale Contracts
Canadian Dollar, settling 10/12/04            6,883         5,283,716       5,438,222        (154,506)
Mexican Peso, settling 10/13/04             111,719         9,624,231       9,782,119        (157,888)
Mexican Peso, settling 10/22/04              11,493           992,659       1,007,963         (15,304)


FINANCIAL FUTURES CONTRACTS SOLD

                                                                                   Value at
                             Number of       Expiration                         September 30,      Unrealized
         Type                Contracts          Month       Original Value          2004          Depreciation
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Note                            December
10 Year Futures                 119             2004          $13,392,148        $13,402,375       $ (10,227)

(a) Position, or portion thereof, with an aggregate market value of $10,673,172, has been segregated to collateralize open forward exchange currency contracts.
(b) Position with a market value of $275,926 has been segregated to collateralize margin requirement for the open futures contracts.

      Currency Abbreviations:

      CAD - Canadian Dollar
      MXP - Mexican Peso
      US$ - United States Dollar

      Glossary:

      TBA - To Be Assigned - Security is purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS--46.1%
United States Investments--40.6%
FINANCE--8.1%
BANKING--4.0%
Bank of America Corp.                                                                                  1,200        $         51,996
Citigroup, Inc.                                                                                        5,050                 222,805
Fannie Mae                                                                                               850                  53,890
Freddie Mac                                                                                              425                  27,727
JPMorgan Chase & Co.                                                                                   4,050                 160,907
National City Corp.                                                                                    1,500                  57,930
SunTrust Banks, Inc.                                                                                     700                  49,287
Wachovia Corp.                                                                                         1,000                  46,950
                                                                                                                    ----------------
                                                                                                                             671,492
                                                                                                                    ----------------
FINANCIAL SERVICES-1.1%
MBNA Corp.                                                                                             3,260                  82,152
Merrill Lynch & Co., Inc.                                                                                445                  22,125
Morgan Stanley                                                                                           900                  44,370
The Goldman Sachs Group, Inc.                                                                            425                  39,627
                                                                                                                    ----------------
                                                                                                                             188,274
                                                                                                                    ----------------
INSURANCE-3.0%
American International Group, Inc.                                                                     1,700                 115,583
Anthem, Inc.(a)                                                                                          630                  54,968
The Hartford Financial Services Group, Inc.                                                              725                  44,899
The Progressive Corp.                                                                                    720                  61,020
The St. Paul Travelers Cos., Inc.                                                                      1,500                  49,590
Torchmark Corp.                                                                                          700                  37,226
UnitedHealth Group, Inc.                                                                               1,330                  98,074
XL Capital Ltd. Cl.A (Cayman Islands)                                                                    600                  44,394
                                                                                                                    ----------------
                                                                                                                             505,754
                                                                                                                    ----------------
                                                                                                                           1,365,520
                                                                                                                    ----------------
TECHNOLOGY/ ELECTRONICS--7.9%
DATA PROCESSING--4.3%
Arrow Electronics, Inc.(a)                                                                               950                  21,451
Avnet, Inc.(a)                                                                                         1,800                  30,816
Dell, Inc.(a)                                                                                          4,200                 149,519
Electronic Arts, Inc.(a)                                                                               2,210                 101,638
EMC Corp.(a)                                                                                           2,020                  23,311
Hewlett-Packard Co.                                                                                    5,100                  95,625
Microsoft Corp.                                                                                        5,130                 141,844
Marvell Technology Group Ltd.(a)                                                                       1,760                  45,989
Sanmina-SCI Corp.(a)                                                                                   4,600                  32,430
Solectron Corp.(a)                                                                                     6,400                  31,680
Tech Data Corp.(a)                                                                                     1,400                  53,970
                                                                                                                    ----------------
                                                                                                                             728,273
                                                                                                                    ----------------
ELECTRICAL & Electronics--2.4%
Broadcom Corp. Cl.A(a)                                                                                 1,830                  49,941
Cisco Systems, Inc.(a)                                                                                 3,980                  72,038
Corning, Inc.(a)                                                                                       5,920                  65,594
Juniper Networks, Inc.(a)                                                                              3,820                  90,152
QUALCOMM, Inc.                                                                                         2,270                  88,621
Tellabs, Inc.(a)                                                                                       3,200                  29,408
                                                                                                                    ----------------
                                                                                                                             395,754
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS--1.2%
Applied Materials, Inc.(a)                                                                             2,540        $         41,885
Intel Corp.                                                                                            3,310                  66,399
Maxim Integrated Products, Inc.                                                                          360                  15,224
Symantec Corp.(a)                                                                                      1,480                  81,222
                                                                                                                    ----------------
                                                                                                                             204,730
                                                                                                                    ----------------
                                                                                                                           1,328,757
                                                                                                                    ----------------
CONSUMER CYCLICAL--6.9%
BROADCASTING & PUBLISHING--2.3%
Comcast Corp. Cl.A Special (a)                                                                         1,200                  33,504
The E.W. Scripps Co. Cl.A                                                                              1,330                  63,547
Time Warner, Inc.(a)                                                                                   5,530                  89,254
Viacom, Inc. Cl.B                                                                                      1,015                  34,063
Yahoo!, Inc.(a)                                                                                        4,650                 157,681
                                                                                                                    ----------------
                                                                                                                             378,049
                                                                                                                    ----------------
BUSINESS & PUBLIC SERVICES--0.2%
The Interpublic Group of Cos., Inc.(a)                                                                 3,200                  33,888
                                                                                                                    ----------------
LEISURE & TOURISM--0.8%
Boca Resorts, Inc. Cl.A(a)                                                                               650                  12,071
Carnival Corp.                                                                                           640                  30,266
Host Marriott Corp.                                                                                    2,600                  36,478
Starbucks Corp.(a)                                                                                       810                  36,823
Starwood Hotels & Resorts Worldwide, Inc.                                                                400                  18,568
                                                                                                                    ----------------
                                                                                                                             134,206
                                                                                                                    ----------------
MERCHANDISING--3.2%
Amazon.com, Inc.(a)                                                                                    1,020                  41,677
Bed Bath & Beyond, Inc.(a)                                                                             1,150                  42,677
eBay, Inc.(a)                                                                                          1,560                 143,426
Federated Department Stores, Inc.                                                                        250                  11,358
Limited Brands                                                                                         1,200                  26,748
Lowe's Cos., Inc.                                                                                      2,320                 126,092
Office Depot, Inc.(a)                                                                                  1,800                  27,054
Target Corp.                                                                                             900                  40,725
The May Department Stores Co.                                                                            500                  12,815
Wal-Mart Stores, Inc.                                                                                  1,315                  69,958
                                                                                                                    ----------------
                                                                                                                             542,530
                                                                                                                    ----------------
TEXTILES & APPAREL--0.4%
Jones Apparel Group, Inc.                                                                              1,300                  46,540
V.F. Corp.                                                                                               500                  24,725
                                                                                                                    ----------------
                                                                                                                              71,265
                                                                                                                    ----------------
                                                                                                                           1,159,938
                                                                                                                    ----------------
CONSTRUCTION & HOUSING--4.3%
REAL ESTATE--4.3%
Alexandria Real Estate Equities, Inc.                                                                    325                  21,359
AMB Property Corp.                                                                                       500                  18,510
Archstone-Smith Trust                                                                                  1,000                  31,640
Boston Properties, Inc.                                                                                  475                  26,310
Camden Property Trust                                                                                    450                  20,790
Corporate Office Properties Trust                                                                        800                  20,496
Cousins Properties, Inc.                                                                                 450                  15,440
Developers Diversified Realty Corp.                                                                      900                  35,235
Duke Realty Corp.                                                                                        800                  26,560
EastGroup Properties, Inc.                                                                               400                  13,280
Equity Office Properties Trust                                                                           900                  24,525
Equity Residential                                                                                     1,025                  31,775
Essex Property Trust, Inc.                                                                               200                  14,370
General Growth Properties, Inc.                                                                        1,050                  32,550
Glenborough Realty Trust, Inc.                                                                           300                   6,231
Hersha Hospitality Trust                                                                                 200                   1,880
iStar Financial, Inc.                                                                                    500                  20,615
Kimco Realty Corp.                                                                                       100                   5,130

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                                                 200        $          5,520
Mack-Cali Realty Corp.                                                                                   350                  15,505
Pan Pacific Retail Properties, Inc.                                                                      300                  16,230
Prentiss Properties Trust                                                                                450                  16,200
ProLogis                                                                                               1,375                  48,454
Reckson Associates Realty Corp.                                                                          100                   2,875
Regency Centers Corp.                                                                                    500                  23,245
Shurgard Storage Centers, Inc. Cl.A                                                                      450                  17,460
Simon Property Group, Inc.                                                                               850                  45,585
SL Green Realty Corp.                                                                                    275                  14,248
Tanger Factory Outlet Centers, Inc.                                                                      175                   7,837
The Macerich Co.                                                                                         150                   7,994
The Mills Corp.                                                                                          500                  25,935
The Rouse Co.                                                                                            600                  40,128
United Dominion Realty Trust, Inc.                                                                       800                  15,864
Vornado Realty Trust                                                                                     475                  29,773
Washington Real Estate Investment Trust                                                                  250                   7,575
Windrose Medical Properties Trust                                                                        500                   6,495
                                                                                                                    ----------------
                                                                                                                             713,619
                                                                                                                    ----------------
MEDICAL--4.1%
HEALTH & PERSONAL CARE--4.1%
Amgen, Inc.(a)                                                                                         1,880                 106,558
Avon Products, Inc.                                                                                    1,590                  69,451
Boston Scientific Corp.(a)                                                                             2,250                  89,393
Forest Laboratories, Inc.(a)                                                                             980                  44,080
Medco Health Solutions, Inc.(a)                                                                        2,300                  71,070
Merck & Co., Inc.                                                                                        900                  29,700
Pfizer, Inc.                                                                                           5,330                 163,099
St. Jude Medical, Inc.(a)                                                                                990                  74,517
Zimmer Holdings, Inc.(a)                                                                                 520                  41,101
                                                                                                                    ----------------
                                                                                                                             688,969
                                                                                                                    ----------------
CAPITAL EQUIPMENT--2.8%
AEROSPACE & DEFENSE--0.2%
The Boeing Co.                                                                                           800                  41,296
                                                                                                                    ----------------
AUTOMOBILES--0.4%
BorgWarner, Inc.                                                                                       1,350                  58,442
                                                                                                                    ----------------
MULTI-INDUSTRY--2.2%
Cooper Industries Ltd. Cl.A                                                                              300                  17,700
General Electric Co.                                                                                   6,270                 210,546
Hubbell, Inc. Cl.B                                                                                     1,250                  56,038
Parker Hannifin Corp.                                                                                  1,000                  58,860
Textron, Inc.                                                                                            400                  25,708
                                                                                                                    ----------------
                                                                                                                             368,852
                                                                                                                    ----------------
                                                                                                                             468,590
                                                                                                                    ----------------
CONSUMER STAPLES--1.5%
BEVERAGES & TOBACCO--0.6%
Altria Group, Inc.                                                                                     1,200                  56,448
PepsiCo, Inc.                                                                                            900                  43,785
                                                                                                                    ----------------
                                                                                                                             100,233
                                                                                                                    ----------------
FOOD & HOUSEHOLD PRODUCTS--0.9%
Safeway, Inc.(a)                                                                                       2,700                  52,137
The Kroger Co.(a)                                                                                      2,700                  41,904
The Procter & Gamble Co.                                                                               1,170                  63,320
                                                                                                                    ----------------
                                                                                                                             157,361
                                                                                                                    ----------------
                                                                                                                             257,594
                                                                                                                    ----------------
ENERGY--1.9%
ENERGY EQUIPMENT & SERVICES--0.2%
Nabors Industries Ltd.(a)                                                                                860                  40,721
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES--1.7%
ChevronTexaco Corp.                                                                                    2,150        $        115,326
ConocoPhillips                                                                                         1,050                  86,993
Occidental Petroleum Corp.                                                                             1,400                  78,302
                                                                                                                    ----------------
                                                                                                                             280,621
                                                                                                                    ----------------
                                                                                                                             321,342
                                                                                                                    ----------------
UTILITIES--1.2%
ELECTRIC & GAS UTILITY--1.2%
American Electric Power Co., Inc.                                                                        800                  25,568
Entergy Corp.                                                                                          1,400                  84,854
FirstEnergy Corp.                                                                                        700                  28,756
Sempra Energy                                                                                            400                  14,476
Wisconsin Energy Corp.                                                                                 1,550                  49,445
                                                                                                                    ----------------
                                                                                                                             203,099
                                                                                                                    ----------------
INDUSTRIAL COMMODITIES--1.2%
CHEMICAL--0.2%
PPG Industries, Inc.                                                                                     500                  30,640
                                                                                                                    ----------------
FOREST & PAPER--1.0%
International Paper Co.                                                                                  700                  28,287
Kimberly-Clark Corp.                                                                                     400                  25,836
MeadWestvaco Corp.                                                                                     1,400                  44,660
Smurfit-Stone Container Corp.(a)                                                                       3,600                  69,732
                                                                                                                    ----------------
                                                                                                                             168,515
                                                                                                                    ----------------
                                                                                                                             199,155
                                                                                                                    ----------------
TRANSPORTATION--0.7%
TRANSPORTATION - ROAD & RAIL--0.7%
Burlington Northern Santa Fe Corp.                                                                     1,000                  38,310
CSX Corp.                                                                                                600                  19,920
Norfolk Southern Corp.                                                                                 1,700                  50,558
                                                                                                                    ----------------
                                                                                                                             108,788
                                                                                                                    ----------------
Total United States Investments
    (cost $6,804,019)                                                                                                      6,815,371
                                                                                                                    ----------------
FOREIGN INVESTMENTS--5.5%
AUSTRALIA--0.9%
Bunnings Warehouse Property Trust                                                                      2,900                   3,631
Deutsche Office Trust                                                                                  9,100                   7,735
General Property Trust                                                                                 6,200                  16,608
ING Industrial Fund                                                                                   10,900                  15,518
Macquarie CountryWide Trust                                                                            6,700                   9,663
Prime Retail Group                                                                                     4,500                  14,929
Ronin Property Group                                                                                   7,400                   7,154
Stockland                                                                                              3,000                  12,418
Westfield Group(a)                                                                                     5,100                  56,189
                                                                                                                    ----------------
                                                                                                                             143,845
                                                                                                                    ----------------
CANADA--0.7%
Boardwalk Real Estate Investment Trust                                                                   600                   8,060
Borealis Retail Real Estate Investment Trust                                                           1,250                  12,475
Canadian Real Estate Investment Trust                                                                  1,250                  16,297
Cominar Real Estate Investment Trust                                                                     400                   5,007
H&R Real Estate Investment Trust                                                                         800                  11,062
InnVest Real Estate Investment Trust                                                                     500                   4,464
O&Y Real Estate Investment Trust                                                                         900                   9,103
RioCan Real Estate Investment Trust                                                                    2,000                  26,076
Summit Real Estate Investment Trust                                                                    1,300                  18,182
                                                                                                                    ----------------
                                                                                                                             110,726
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
FINLAND--0.0%
Sponda Oyj                                                                                             1,000        $          8,474
                                                                                                                    ----------------
FRANCE--0.7%
Gecina, SA                                                                                               425                  35,935
Klepierre                                                                                                205                  14,849
Unibail                                                                                                  525                  63,346
                                                                                                                    ----------------
                                                                                                                             114,130
                                                                                                                    ----------------
HONG KONG--0.5%
Hang Lung Properties Ltd.                                                                             12,000                  17,679
Henderson Land Development Co., Ltd.                                                                   4,000                  19,142
Kerry Properties Ltd.                                                                                 10,000                  18,867
Sun Hung Kai Properties Ltd.                                                                           3,000                  28,274
                                                                                                                    ----------------
                                                                                                                              83,962
                                                                                                                    ----------------
ISRAEL--0.2%
Teva Pharmaceutical Industries Ltd. (ADR)                                                              1,030                  26,729
                                                                                                                    ----------------
ITALY--0.1%
Beni Stabili SpA                                                                                      13,000                  11,171
                                                                                                                    ----------------
JAPAN--0.5%
Japan Retail Fund Investment Corp.                                                                         2                  14,971
Mitsubishi Estate Co., Ltd.                                                                            4,000                  41,739
Nippon Building Fund, Inc.                                                                                 2                  15,733
ORIX JREIT, Inc.                                                                                           2                  11,995
                                                                                                                    ----------------
                                                                                                                              84,438
                                                                                                                    ----------------
NETHERLANDS--0.3%
Eurocommercial Properties NV                                                                             200                   6,205
Rodamco Europe NV                                                                                        575                  37,777
Wereldhave NV                                                                                            180                  15,568
                                                                                                                    ----------------
                                                                                                                              59,550
                                                                                                                    ----------------
SINGAPORE--0.2%
Ascendas Real Estate Investment Trust(a)                                                              17,000                  15,653
CapitaMall Trust                                                                                      13,000                  12,664
                                                                                                                    ----------------
                                                                                                                              28,317
                                                                                                                    ----------------
SWITZERLAND--0.3%
Alcon, Inc.                                                                                              720                  57,744
                                                                                                                    ----------------
TAIWAN--0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                                     4,660                  33,272
                                                                                                                    ----------------
UNITED KINGDOM--0.9%
A & J Mucklow Group Plc                                                                                  700                   4,015
British Land Co. Plc                                                                                   1,450                  19,537
Brixton Plc                                                                                            1,400                   7,879
Capital & Regional Plc                                                                                 1,700                  17,459
Derwent Valley Holdings Plc                                                                              700                  11,521
Hammerson Plc                                                                                          1,150                  15,066
Land Securities Group Plc                                                                              1,750                  37,228
Liberty International Plc                                                                              1,350                  20,215
Slough Estates Plc                                                                                     2,700                  22,785
                                                                                                                    ----------------
                                                                                                                             155,705
                                                                                                                    ----------------
Total Foreign Investments
   (cost $886,526)                                                                                                           918,063
                                                                                                                    ----------------
Total Common Stocks
   (cost $7,690,545)                                                                                                       7,733,434
                                                                                                                    ----------------

                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS--28.2%
BANKS--1.2%
Bank of America Corp.
   4.75%, 10/15/06                                                                                $      100        $        103,424
Wachovia Corp.
   5.25%, 8/01/14                                                                                        100                 102,224
                                                                                                                    ----------------
                                                                                                                             205,648
                                                                                                                    ----------------
FINANCE--9.2%
Assurant, Inc.
   5.625%, 2/15/14                                                                                       100                 102,614
Bear Stearns Co., Inc.
   2.875%, 7/02/08                                                                                       100                  97,133
Boeing Capital Corp.
   6.50%, 2/15/12                                                                                        100                 111,948
CIT Group, Inc.
   5.50%, 11/30/07                                                                                       100                 106,094
Citigroup, Inc.
   1.40%, 6/04/07                                                                                        100                  99,943
Credit Suisse First Boston USA, Inc.
   4.625%, 1/15/08                                                                                       100                 103,300
General Electric Capital Corp.
   Series A
   3.50%, 12/05/07                                                                                       100                 100,510
Goldman Sachs Group, Inc.
   4.125%, 1/15/08                                                                                       100                 101,927
JPMorgan Chase & Co.
   5.25%, 5/30/07                                                                                        100                 105,086
Lehman Brothers Holdings, Inc.
   4.00%, 1/22/08                                                                                        100                 101,578
MBNA America Bank NA
   5.375%, 1/15/08                                                                                       100                 104,855
Morgan Stanley
   1.74%, 1/12/07                                                                                        100                 100,125
Prudential Financial Inc.
   Series B
   5.10%, 9/20/14                                                                                        100                 100,086
USA Education
   Series A
   5.625%, 4/10/07                                                                                       100                 105,249
XL Capital Ltd.
   5.25%, 9/15/14                                                                                        100                 100,374
                                                                                                                    ----------------
                                                                                                                           1,540,822
                                                                                                                    ----------------
INDUSTRIALS--9.8%
AOL Time Warner
   7.70%, 5/01/32                                                                                        100                 116,280
AT&T Broadband
   8.375%, 3/15/13                                                                                       100                 121,099
British Sky Broadcasting
   8.20%, 7/15/09                                                                                        100                 116,649
Cvs Corp
   4.00%, 9/15/09(b)                                                                                     100                 100,042
Federated Department Stores, Inc.
   6.625%, 4/01/11                                                                                       100                 111,724
Kraft Foods, Inc.
   4.00%, 10/01/08                                                                                       125                 125,778
News America, Inc.
   6.55%, 3/15/33                                                                                        100                 105,896
Raytheon Co.
   4.85%, 1/15/11                                                                                        100                 102,657
Safeway, Inc.
   7.25%, 2/01/31                                                                                        100                 111,150
Tyco International Group, SA
   6.00%, 11/15/13                                                                                       100                 107,924
UnitedHealth Group, Inc.
   3.75%, 2/10/09                                                                                        100                  99,126
Viacom, Inc.
   6.625%, 5/15/11                                                                                       100                 111,192

                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.
   5.00%, 3/15/14                                                                                 $      100        $        100,146
Weyerhaeuser Co.
   7.375%, 3/15/32                                                                                       100                 114,749
WPP Finance (UK) Corp.
   5.875%, 6/15/14                                                                                       100                 102,479
                                                                                                                    ----------------
                                                                                                                           1,646,891
                                                                                                                    ----------------
OIL--2.2%
Devon Financing Corp.
   6.875%, 9/30/11                                                                                       100                 112,827
Duke Capital LLC
   6.75%, 2/15/32                                                                                        100                 105,368
Sunoco, Inc.
   4.875%, 10/15/14                                                                                      150                 148,560
                                                                                                                    ----------------
                                                                                                                             366,755
                                                                                                                    ----------------
TELECOMMUNICATIONS--3.9%
Bellsouth Corp.
   4.20%, 9/15/09                                                                                        100                 100,575
SBC Communications
   5.625%, 6/15/16                                                                                       100                 102,193
Sprint Capital Corp.
   8.75%, 3/15/32                                                                                        100                 126,919
Telecom Italia Capital
   Series B
   5.25%, 11/15/13                                                                                       100                 101,887
Telus Corp. (Canada)
   7.50%, 6/01/07                                                                                        100                 109,656
Verizon New York, Inc.
   Series B
   7.375%, 4/01/32                                                                                       100                 111,265
                                                                                                                    ----------------
                                                                                                                             652,495
                                                                                                                    ----------------
UTILITIES--1.9%
Ohio Power Co.
   Series F
   5.50%, 2/15/13                                                                                        100                 104,775
Pacific Gas & Electric
   6.05%, 3/01/34                                                                                        100                 101,780
Progress Energy, Inc.
   6.85%, 4/15/12                                                                                        100                 111,692
                                                                                                                    ----------------
                                                                                                                             318,247
                                                                                                                    ----------------
Total Corporate Debt Obligations
   (cost $4,639,720)                                                                                                       4,730,858
                                                                                                                    ----------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED
    AGENCY OBLIGATIONS--5.4%
U.S. Treasury Note
   3.50%, 8/15/09                                                                                        400                 402,422
   3.375%, 9/15/09                                                                                       500                 500,098
                                                                                                                    ----------------
Total U.S. Government & Government Sponsored
    Agency Obligations
   (cost $903,102)                                                                                                           902,520
                                                                                                                    ----------------
SHORT-TERM INVESTMENT--19.4%
Time Deposit--19.4%
The Bank of New York
   1.00%, 10/01/04
   (cost $3,246,000)                                                                                   3,246               3,246,000
                                                                                                                    ----------------

                                                                                                                        U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------

Total Investments--99.1%
   (cost $16,479,367)                                                                                               $     16,612,812

Other assets less liabilities--(0.9%)                                                                                        160,003
                                                                                                                    ----------------

Net Assets--100%                                                                                                    $     16,772,815
                                                                                                                    ================

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                           Value at          Unrealized
                      Number of       Expiration      Original           September 30,     Appreciation/
      Type            Contracts         Month          Value                 2004          (Depreciation)
---------------------------------------------------------------------------------------------------------
EURO STOXX 50            45            Dec 2004      $  1,537,077        $  1,527,474        $  (9,603)
FTSE 100 INDEX            8            Dec 2004           659,555             666,493            6,938
TOPIX INDEX               5            Dec 2004           522,032             500,159          (21,873)
                                                                                             ----------
                                                                                             $ (24,538)
                                                                                             ==========

SECTOR DIVERSIFICATION

--------------------------------------------------------------------------------------------
SECTOR                                              U.S. $ VALUE       PERCENT OF NET ASSETS
--------------------------------------------------------------------------------------------
Finance                                              $ 3,118,195                       18.6%
Industrials                                            1,646,891                        9.8
Construction & Housing                                 1,507,732                        9.0
Technology                                             1,362,029                        8.1
Consumer Cyclical                                      1,159,938                        6.9
U.S. Government & Government Sponsored
   Agency Obligations                                    902,520                        5.4
Medical                                                  773,442                        4.6
Telecommunications                                       652,495                        3.9
Utilities                                                521,346                        3.1
Capital Equipment                                        468,590                        2.8
Oil                                                      366,755                        2.2
Energy                                                   321,342                        1.9
Consumer Staples                                         257,594                        1.5
Industrial Commodities                                   199,155                        1.2
Transportation                                           108,788                        0.7
                                                     -----------                      ------
Total Investments*                                    13,366,812                       79.7
Cash and receivables, net of liabilities               3,406,003                       20.3
                                                     -----------                      ------
Net Assets                                           $16,772,815                      100.0%
--------------------------------------------------------------------------------------------

*     Excludes short-term obligations.

(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of this security amounted to $100,042 or 0.6% of net assets.

     Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt
      Pfd. - Preferred Stock

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--85.8%
NON-COLLATERALIZED BRADY BONDS--7.5%
BRAZIL--7.5%
Federal Republic of Brazil
   2.063%, 4/15/12(a)                                                                             $      329        $        305,529
   C-Bonds
   8.00%, 4/15/14                                                                                      1,518               1,501,728
   DCB
   Series L
   2.125%, 4/15/12(a)                                                                                    197                 182,205
                                                                                                                    ----------------
Total Non-Collateralized Brady Bonds
     (cost $1,574,259)                                                                                                     1,989,462
                                                                                                                    ----------------
SOVEREIGN DEBT SECURITIES--78.3%
ARGENTINA--4.4%
Republic of Argentina
   1.98%, 8/03/12(a)(b)                                                                                  846                 626,040
   11.75%, 6/15/15(b)                                                                                    125                  37,500
   12.75%, 6/19/18(b)                                                                                    207                  61,048
   15.50%, 12/19/08(b)                                                                                   872                 261,600
   Series BGLS
   11.375%, 1/30/17(b)                                                                                    50                  15,250
   Series L-GP
   6.00%, 3/31/23(b)                                                                                     329                 168,613
                                                                                                                    ----------------
                                                                                                                           1,170,051
                                                                                                                    ----------------
BRAZIL--11.4%
Federal Republic of Brazil
   7.72%, 6/29/09(a)                                                                                     181                 198,014
   8.25%, 1/20/34                                                                                        100                  89,150
   10.125%, 5/15/27                                                                                      100                 106,000
   10.50%, 7/14/14                                                                                       420                 467,670
   11.00%, 8/17/40                                                                                     1,289               1,444,968
   12.00%, 4/15/10                                                                                       300                 357,000
   12.75%, 1/15/20                                                                                       275                 348,563
                                                                                                                    ----------------
                                                                                                                           3,011,365
                                                                                                                    ----------------
BULGARIA--1.0%
Republic of Bulgaria
   8.25%, 1/15/15(c)                                                                                     212                 262,020
                                                                                                                    ----------------
COLUMBIA--4.1%
Republic of Colombia
   8.25%, 12/22/14                                                                                       151                 149,113
   10.75%, 1/15/13                                                                                        88                 100,892
   11.75%, 2/25/20                                                                                       680                 832,999
                                                                                                                    ----------------
                                                                                                                           1,083,004
                                                                                                                    ----------------
ECUADOR--2.1%
Republic of Ecuador
   8.00%, 8/15/30(c)(d)                                                                                  681                 555,015
                                                                                                                    ----------------
EL SALVADOR--0.7%
Republic of El Salvador
   7.625%, 9/21/34(c)                                                                                     72                  73,800
   8.50%, 7/25/11(c)                                                                                     100                 111,100
                                                                                                                    ----------------
                                                                                                                             184,900
                                                                                                                    ----------------

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
INDONESIA--1.0%
Republic of Indonesia
   6.75%, 3/10/14(c)                                                                              $      260        $        253,825
                                                                                                                    ----------------
JAMAICA--0.7%
Government of Jamaica
   11.75%, 5/15/11(c)                                                                                    120                 139,800
   12.75%, 9/01/07(c)                                                                                     30                  34,950
                                                                                                                    ----------------
                                                                                                                             174,750
                                                                                                                    ----------------
MEXICO--14.8%
United Mexican States
   8.125%, 12/30/19                                                                                      310                 356,500
   11.375%, 9/15/16 (e)                                                                                1,265               1,859,549
   Series A
   6.375%, 1/16/13                                                                                        42                  44,226
   8.00%, 9/24/22                                                                                        907               1,022,642
   9.875%, 2/01/10                                                                                       503                 620,199
                                                                                                                    ----------------
                                                                                                                           3,903,116
                                                                                                                    ----------------
PANAMA--3.1%
Republic of Panama
   8.875%, 9/30/27                                                                                        50                  52,350
   9.375%, 4/01/29                                                                                        25                  27,988
   9.625%, 2/08/11                                                                                       200                 229,000
   10.75%, 5/15/20                                                                                       425                 510,000
                                                                                                                    ----------------
                                                                                                                             819,338
                                                                                                                    ----------------
PERU--4.4%
Republic of Peru
   8.375%, 5/03/16                                                                                       237                 246,480
   8.75%, 11/21/33                                                                                        45                  44,888
   9.125%, 2/21/12                                                                                       451                 501,738
   9.875%, 2/06/15                                                                                       326                 374,900
                                                                                                                    ----------------
                                                                                                                           1,168,006
                                                                                                                    ----------------
PHILIPPINES--4.3%
Republic of Philippines
   8.25%, 1/15/14                                                                                        275                 270,188
   9.00%, 2/15/13                                                                                        425                 437,750
   9.875%, 1/15/19                                                                                       125                 129,250
   10.625%, 3/16/25                                                                                      291                 311,370
                                                                                                                    ----------------
                                                                                                                           1,148,558
                                                                                                                    ----------------
RUSSIA--10.3%
Russia Ministry of Finance
   Series V
   3.00%, 5/14/08                                                                                        615                 556,575
   Series VII
   3.00%, 5/14/11                                                                                        890                 705,325
Russian Federation
   5.00%, 3/31/30(c)(d)                                                                                1,522               1,463,956
                                                                                                                    ----------------
                                                                                                                           2,725,856
                                                                                                                   ----------------
SOUTH AFRICA--1.2%
Republic of South Africa
   7.375%, 4/25/12                                                                                       275                 310,063
                                                                                                                    ----------------
TURKEY--4.4%
Republic of Turkey
   9.875%, 3/19/08                                                                                       100                 112,250
   11.00%, 1/14/13                                                                                        35                  42,928
   11.50%, 1/23/12                                                                                       200                 249,000

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
   11.75%, 6/15/10                                                                                $      100        $        123,750
   12.375%, 6/15/09                                                                                      515                 641,175
                                                                                                                    ----------------
                                                                                                                           1,169,103
                                                                                                                    ----------------
UKRAINE--3.8%
Government of Ukraine
   6.875%, 3/04/11(c)                                                                                    200                 196,000
   7.65%, 6/11/13                                                                                        375                 375,000
   7.65%, 6/11/13(c)                                                                                     175                 175,000
   11.00%, 3/15/07                                                                                       231                 252,375
                                                                                                                    ----------------
                                                                                                                             998,375
                                                                                                                    ----------------
URUGUAY--1.0%
Republic of Uruguay
   7.875%, 1/15/33                                                                                       333                 269,048
                                                                                                                    ----------------
VENEZUELA--5.6%
Republic of Venezuela
   2.633%, 4/20/11(d)                                                                                    120                 102,900
   5.375%, 8/07/10                                                                                       450                 405,675
   9.25%, 9/15/27                                                                                        996                 981,557
                                                                                                                    ----------------
                                                                                                                           1,490,132
                                                                                                                    ----------------
Total Sovereign Debt Securities
  (cost $19,122,424)                                                                                                      20,696,525
                                                                                                                    ----------------
Total Sovereign Debt Obligations
   (cost $20,696,683)                                                                                                     22,685,987
                                                                                                                    ----------------
CORPORATE DEBT OBLIGATIONS--6.2%
BANKING--0.4%
Kazkommerts International BV (Kazakhstan)
   8.50%, 4/16/13(c)                                                                                     100                 101,500
                                                                                                                    ----------------
COMMUNICATIONS - MOBILE--2.1%
Kyivstar (Ukraine)
   10.375%, 8/17/09 (c)                                                                                  100                 106,500
MobiFon Holdings BV (Romania)
   12.50%, 7/31/10                                                                                       100                 117,000
Mobile Telesystems Finance (Russia)
   9.75%, 1/30/08(c)                                                                                     125                 132,812
   10.95%, 12/21/04(c)                                                                                    80                  80,800
PTC International Finance II, SA (Poland)
   11.25%, 12/01/09                                                                                      100                 106,500
                                                                                                                    ----------------
                                                                                                                             543,612
                                                                                                                    ----------------
CONTAINERS--0.7%
Vitro Envases (Mexico)
   10.75%, 7/23/11(c)                                                                                    200                 196,000
                                                                                                                    ----------------
ENERGY--0.6%
Gazprom Oao (Russia)
   9.625%, 3/01/13(c)                                                                                    100                 111,000
Monterrey Power, SA De C.V. (Mexico)
   9.625%, 11/15/09(c)                                                                                    45                  53,183
                                                                                                                    ----------------
                                                                                                                             164,183
                                                                                                                    ----------------
METALS/MINING--0.6%
Freeport-McMoran Copper &
   Gold (Indonesia)
   10.125%, 2/01/10                                                                                      150                 169,688
                                                                                                                    ----------------

                                                                                             Contracts(f) or
                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
PETROLEUM PRODUCTS--1.8%
Pemex Project Funding Master Trust (Mexico)
   8.00%, 11/15/11                                                                                $      250        $        282,812
PF Export Receivables Master Trust (Brazil)
   6.436%, 6/01/15(c)                                                                                    131                 131,361
Tyumen Oil (Russia)
   11.00%, 11/06/07(c)                                                                                    55                  61,875
                                                                                                                    ----------------
                                                                                                                             476,048
                                                                                                                    ----------------
Total Corporate Debt Obligations
   (cost $1,525,244)                                                                                                       1,651,031
                                                                                                                    ----------------

CALL OPTIONS PURCHASED(g)--0.0%
BRAZIL--0.0%
Federal Republic of Brazil
   11.00%, 8/17/40
   expiring Oct '04 @ 111.50                                                                          50,000                     950
   expiring Oct '04 @ 112.50                                                                         100,000                   1,500
   expiring Oct '04 @ 113.00                                                                         100,000                   1,300
                                                                                                                    ----------------
Total Call Options Purchased
   (cost $4,865)                                                                                                               3,750
                                                                                                                    ----------------
SHORT-TERM INVESTMENT--5.7%
Time Deposit--5.7%
Societe Generale
   1.75%, 10/01/04
   (cost $1,500,000)                                                                              $    1,500               1,500,000
                                                                                                                    ----------------
TOTAL INVESTMENTS--97.7%
   (cost $23,726,792)                                                                                                     25,840,768

Other assets less liabilities--2.3%                                                                                          606,916
                                                                                                                    ----------------
NET ASSETS--100%                                                                                                    $     26,447,684
                                                                                                                    ================

CREDIT DEFAULT SWAP CONTRACTS

                                                  Notional                                               Unrealized
           Swap Counterparty &                      Amount       Interest           Termination       Appreciation/
          Referenced Obligation                    (000's)           Rate                  Date      (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                                        400          6.35%               8/20/05             $23,403
Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                                          75          0.50               11/26/13              (1,591)
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                                       130          5.60                3/20/14              (3,057)
JPMorgan Chase
Republic of Ecuador
6.00%, 8/15/30                                         175          3.70                4/30/05              (4,758)

CREDIT DEFAULT SWAP CONTRACTS (continued)

                                                  Notional                                               Unrealized
           Swap Counterparty &                      Amount       Interest           Termination       Appreciation/
          Referenced Obligation                    (000's)           Rate                  Date      (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                                        200          4.40                5/20/06              13,025
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                                       130          4.95                3/20/09               3,360
Citigroup Global Markets, Inc.
United Mexican States
8.30%, 8/15/31                                         450          2.05                5/20/09              24,049
Citigroup Global Markets, Inc.
United Mexican States
8.30%, 8/15/31                                         200          2.40                5/20/14              15,100
Credit Suisse First Boston
Federal Republic of Brazil
12.25%, 3/06/30                                        175          6.90                6/20/07              21,613
Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                                        160          3.80                8/20/06               5,827

REVERSE REPURCHASE AGREEMENTS

                                  Interest
Broker                              Rate        Maturity         Amount
-------------------------------------------------------------------------
JPMorgan Chase                     0.25%        10/15/04        $ 696,171

(a) Floating rate security. Stated interest rate was in effect at September 30, 2004.
(b)   Security is in default and is non-income producing.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $4,240,497 or 16.0% of net assets.
(d) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2004.
(e) Position, or portion thereof, with an aggregate market value of $713,927 has been segregated to collateralize reverse repurchase agreements.
(f)   One contract relates to principal amount of $1.00.
(g)   Non-income producing security.

      Glossary:

      DCB - Debt Conversion Bonds

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS--93.0%
AEROSPACE/DEFENSE--0.9%
K & F Industries, Inc.
   Series B
   9.625%, 12/15/10                                                                               $      120        $        133,500
Sequa Corp.
   9.00%, 8/01/09                                                                                         70                  77,000
Transdigm, Inc.
   8.375%, 7/15/11                                                                                       260                 278,200
                                                                                                                    ----------------
                                                                                                                             488,700
                                                                                                                    ----------------
AIR TRANSPORTATION--1.0%
ATA Airlines, Inc.
   6.99%, 4/15/16(a)                                                                                     289                 214,104
ATA Holdings Corp.
   12.125%, 6/15/10(a)(b)                                                                                330                 117,150
   13.00%, 2/01/09(c)                                                                                    120                  42,600
Continental Airlines, Inc.
   9.56%, 9/01/19                                                                                        164                 164,061
                                                                                                                    ----------------
                                                                                                                             537,915
                                                                                                                    ----------------
AUTOMOTIVE--2.1%
Dana Corp.
   10.125%, 3/15/10                                                                                      205                 232,675
Dura Operating Corp.
   Series D
   9.00%, 5/01/09                                                                                        255                 226,950
HLI Operating Co., Inc.
   10.50%, 6/15/10                                                                                       140                 152,600
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13(a)                                                                                    213                 228,975
TRW Automotive
   9.375%, 2/15/13                                                                                        93                 106,253
   11.00%, 2/15/13                                                                                        67                  79,730
United Auto Group, Inc.
   9.625%, 3/15/12                                                                                       115                 126,788
                                                                                                                    ----------------
                                                                                                                           1,153,971
                                                                                                                    ----------------
BROADCASTING/MEDIA--2.7%
Albritton Communications Co.
   7.75%, 12/15/12                                                                                       170                 175,950
Corus Entertainment, Inc.
   (Canada)
   8.75%, 3/01/12                                                                                        120                 132,450
Emmis Operating Co.
   6.875%, 5/15/12(a)                                                                                    180                 186,750
Paxson Communications Corp.
 10.75%, 7/15/08                                                                                         140                 140,700
 12.25%, 1/15/09(b)                                                                                      135                 115,763
PRIMEDIA, Inc.
   8.00%, 5/15/13(a)                                                                                      70                  66,588
   8.875%, 5/15/11                                                                                       135                 135,000
Radio One, Inc.
   8.875%, 7/01/11                                                                                       100                 110,250
Sinclair Broadcast Group, Inc.
   8.00%, 3/15/12                                                                                        210                 217,874
   8.75%, 12/15/11                                                                                        90                  97,650

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc.
   8.50%, 12/15/08                                                                                $       85        $         90,313
                                                                                                                    ----------------
                                                                                                                           1,469,288
                                                                                                                    ----------------
BUILDING/REAL ESTATE--3.8%
Associated Materials, Inc.
   11.25%, 3/01/14(a)(b)                                                                                 640                 465,600
D.R. Horton, Inc.
   6.875%, 5/01/13                                                                                       190                 207,575
KB HOME
   7.75%, 2/01/10                                                                                        190                 206,625
LNR Property Corp.
   7.25%, 10/15/13                                                                                       270                 294,300
   7.625%, 7/15/13                                                                                       125                 136,875
Meritage Corp.
   9.75%, 6/01/11                                                                                        195                 218,888
Nortek, Inc.
   8.50%, 9/01/14(a)(b)                                                                                  180                 188,550
Schuler Homes, Inc.
   10.50%, 7/15/11                                                                                       155                 178,250
Williams Lyon Homes, Inc.
   10.75%, 4/01/13                                                                                       120                 138,600
                                                                                                                    ----------------
                                                                                                                           2,035,263
                                                                                                                    ----------------
CABLE--6.5%
Cablevision Systems Corp.
   8.00%, 4/15/12(a)                                                                                     510                 532,949
Charter Communications
    Holdings LLC
  11.75%, 5/15/11(b)                                                                                   1,245                 771,899
CSC Holdings, Inc.
   6.75%, 4/15/12(a)                                                                                     505                 506,263
   7.625%, 7/15/18                                                                                       195                 198,900
DirecTV Holdings LLC
   8.375%, 3/15/13                                                                                       125                 142,188
EchoStar DBS Corp.
   6.375%, 10/01/11                                                                                      355                 359,438
Innova S. de R.L., SA (Mexico)
   9.375%, 9/19/13                                                                                       135                 146,813
   12.875%, 4/01/07                                                                                       48                  48,347
Insight Communications Co., Inc.
  12.125%, 2/15/11(b)                                                                                    265                 247,775
Insight Midwest LP/Insight Capital, Inc.
   9.75%, 10/01/09                                                                                       190                 198,550
KYIVSTAR (Denmark)
   10.375%, 8/17/09(a)                                                                                   200                 213,000
Panamsat Holding Corp.
   10.375%, 11/01/14(a)(b)                                                                               225                 133,785
                                                                                                                    ----------------
                                                                                                                           3,499,907
                                                                                                                    ----------------
CHEMICALS--3.2%
Equistar Chemical Funding LP
   10.125%, 9/01/08                                                                                      185                 208,588
   10.625%, 5/01/11                                                                                      130                 148,200
Huntsman Advanced Materials LLC
   11.00%, 7/15/10(a)                                                                                    140                 162,400
Huntsman ICI Chemicals LLC
   10.125%, 7/01/09                                                                                      205                 215,250
Huntsman International
   Holdings LLC
    zero coupon, 12/31/09                                                                                500                 265,000
Huntsman LLC
   11.50%, 7/15/12(a)                                                                                    260                 286,975
Quality Distribution LLC
   9.00%, 11/15/10(a)                                                                                    310                 294,887

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.
   8.75%, 7/15/11                                                                                 $      125        $        140,313
                                                                                                                    ----------------
                                                                                                                           1,721,613
                                                                                                                    ----------------
COMMUNICATIONS - FIXED--4.0%
Cincinnati Bell, Inc.
   8.375%, 1/15/14                                                                                       290                 264,625
FairPoint Communications, Inc.
   11.875%, 3/01/10                                                                                       80                  91,200
   12.50%, 5/01/10                                                                                        65                  69,550
Qwest Capital Funding, Inc.
   7.25%, 2/15/11                                                                                        240                 214,200
Qwest Communications International
   7.50%, 2/15/14(a)                                                                                     125                 114,688
Qwest Corp.
   9.125%, 3/15/12(a)(c)                                                                                 190                 209,000
Qwest Services Corp.
   14.00%, 12/15/10(a)                                                                                   568                 663,140
Time Warner Telecom, Inc.
   10.125%, 2/01/11                                                                                      525                 504,000
                                                                                                                    ----------------
                                                                                                                           2,130,403
                                                                                                                    ----------------
COMMUNICATIONS - MOBILE--7.2%
American Cellular Corp.
   Series B
   10.00%, 8/01/11                                                                                       225                 182,250
Dobson Communications Corp.
   8.875%, 10/01/13                                                                                      255                 164,475
Inmarsat Finance Plc (United Kingdom)
   7.625%, 6/30/12(a)                                                                                    295                 292,788
Iridium LLC/Capital Corp.
   Series B
   14.00%, 7/15/05(d)(e)                                                                                 550                  50,875
MobiFon Holdings BV
    (Netherlands)
   12.50%, 7/31/10                                                                                       505                 590,849
Nextel Communications, Inc.
   6.875%, 10/31/13                                                                                      265                 275,600
   7.375%, 8/01/15                                                                                       235                 252,625
   9.375%, 11/15/09                                                                                       60                  63,525
Nextel Partners, Inc.
   8.125%, 7/01/11                                                                                       145                 153,700
   12.50%, 11/15/09                                                                                       72                  83,160
Panamsat Corp.
   9.00%, 8/15/14(a)                                                                                     260                 270,400
PTC International Finance II,
    SA (Luxembourg)
   11.25%, 12/01/09                                                                                      200                 213,000
Rural Cellular Corp.
   9.75%, 1/15/10                                                                                        560                 487,199
   9.875%, 2/01/10                                                                                       130                 128,700
Triton PCS, Inc.
   8.50%, 6/01/13                                                                                        175                 158,813
   8.75%, 11/15/11                                                                                       195                 132,600
   9.375%, 2/01/11                                                                                       275                 197,313
Western Wireless Corp.
   9.25%, 7/15/13                                                                                        175                 178,500
                                                                                                                    ----------------
                                                                                                                           3,876,372
                                                                                                                    ----------------
CONSUMER MANUFACTURING--2.7%
Broder Brothers Co.
   11.25%, 10/15/10                                                                                      270                 270,000
Jostens IH Corp.
   7.625%, 10/01/12(a)                                                                                   155                 155,775
Jostens, Inc.
   12.75%, 5/01/10                                                                                       270                 302,208
K2, Inc.
   7.375%, 7/01/14                                                                                       185                 196,100

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.
   8.00%, 3/01/11 (a)                                                                             $      190        $        201,400
Simmons Co.
   7.875%, 1/15/14(a)                                                                                    205                 213,200
St. John Knits International, Inc.
   12.50%, 7/01/09                                                                                        90                  96,300
                                                                                                                    ----------------
                                                                                                                           1,434,983
                                                                                                                    ----------------
CONTAINERS--0.7%
Crown Euro Holdings, SA
   (France)
   9.50%, 3/01/11                                                                                        215                 239,725
Greif Brothers Corp.
   8.875%, 8/01/12                                                                                       140                 156,100
                                                                                                                    ----------------
                                                                                                                             395,825
                                                                                                                    ----------------
DIVERSIFIED MEDIA--2.0%
Rainbow National Services LLC.
   8.75%, 9/01/12(a)                                                                                     260                 269,750
   10.375%, 9/01/14(a)                                                                                   760                 796,099
                                                                                                                    ----------------
                                                                                                                           1,065,849
                                                                                                                   ----------------
ENERGY--2.7%
Belden & Blake Corp.
   8.75%, 7/15/12(a)                                                                                     180                 191,700
Chesapeake Energy Corp.
   7.75%, 1/15/15                                                                                        195                 212,550
Grant Prideco, Inc.
   9.00%, 12/15/09                                                                                       115                 128,513
HilCorp Energy
   10.50%, 9/01/10(a)                                                                                    445                 492,838
Premcor Refining Group, Inc.
   9.50%, 2/01/13                                                                                        115                 135,413
Pride International, Inc.
   7.375%, 7/15/14(a)                                                                                    210                 233,100
Universal Compression, Inc.
   7.25%, 5/15/10                                                                                         80                  84,800
                                                                                                                    ----------------
                                                                                                                           1,478,914
                                                                                                                    ----------------
ENTERTAINMENT/LEISURE--3.2%
NCL Corp. (Bermuda)
   10.625%, 7/15/14(a)                                                                                   360                 377,100
Royal Caribbean Cruises, Ltd.
    (Liberia)
   8.00%, 5/15/10                                                                                         85                  95,731
   8.75%, 2/02/11                                                                                        240                 280,200
Six Flags, Inc.
   9.50%, 2/01/09                                                                                        485                 474,087
   9.625%, 6/01/14 (a)                                                                                   265                 247,775
   9.75%, 4/15/13                                                                                         20                  18,900
Universal City Development
   11.75%, 4/01/10                                                                                       195                 227,175
                                                                                                                    ----------------
                                                                                                                           1,720,968
                                                                                                                    ----------------
FINANCIAL--2.7%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13                                                                                      105                 112,088
Eircom Funding (Ireland)
   8.25%, 8/15/13                                                                                        125                 136,875
Fairfax Financial Holdings
   Ltd. (Canada)
   8.25%, 10/01/15                                                                                        75                  68,250
   7.75%, 4/26/12                                                                                        160                 144,800

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Markel Capital Trust I
   Series B
   8.71%, 1/01/46                                                                                 $      260        $        275,600
PXRE Capital Trust I
   8.85%, 2/01/27                                                                                         45                  46,350
Royal & Sun Alliance Insurance
   (United Kingdom)
   8.95%, 10/15/29                                                                                        80                  99,526
Western Financial Bank
   9.625%, 5/15/12                                                                                       195                 220,350
Williams Scotsman, Inc.
   9.875%, 6/01/07                                                                                       385                 368,637
                                                                                                                    ----------------
                                                                                                                           1,472,476
                                                                                                                    ----------------
FOOD/BEVERAGE--1.7%
Del Monte Corp.
   8.625%, 12/15/12                                                                                      115                 127,938
    Series B
   9.25%, 5/15/11                                                                                        110                 121,000
DIMON, Inc.
   Series B
   9.625%, 10/15/11                                                                                      195                 205,724
Dole Food Co., Inc.
   8.625%, 5/01/09(c)                                                                                    105                 114,450
   8.875%, 3/15/11                                                                                        65                  70,688
Merisant Co.
   9.50%, 7/15/13(a)                                                                                     135                 128,250
North Atlantic Trading
   9.25%, 3/01/12 (a)                                                                                    140                 134,400
                                                                                                                    ----------------
                                                                                                                             902,450
                                                                                                                    ----------------
GAMING--4.9%
Ameristar Casinos, Inc.
   10.75%, 2/15/09                                                                                        95                 107,825
Argosy Gaming Co.
   9.00%, 9/01/11                                                                                        100                 112,250
Boyd Gaming Corp.
   7.75%, 12/15/12                                                                                       110                 117,975
Harrahs Operating Co., Inc.
   7.875%, 12/15/05                                                                                      100                 105,625
Mandalay Resort Group
   6.375%, 12/15/11                                                                                      155                 158,875
   10.25%, 8/01/07                                                                                       165                 187,275
MGM Mirage, Inc.
   8.375%, 2/01/11                                                                                       260                 286,974
Mohegan Tribal Gaming
  Authority
   6.375%, 7/15/09                                                                                        60                  62,250
   7.125%, 8/15/14(a)                                                                                    255                 267,113
Park Place Entertainment Corp.
   7.00%, 4/15/13                                                                                         50                  55,625
   7.875%, 3/15/10                                                                                        90                 101,700
   9.375%, 2/15/07                                                                                       120                 133,800
Riviera Holdings Corp.
   11.00%, 6/15/10                                                                                       155                 170,500
Seneca Gaming Corp.
   7.25%, 5/01/12(a)                                                                                     405                 418,162
Turning Stone Casino Resort
    Enterprises
   9.125%, 12/15/10(a)                                                                                   140                 151,200
Venetian Casino/LV Sands, Inc.
   11.00%, 6/15/10                                                                                       195                 225,713
                                                                                                                    ----------------
                                                                                                                           2,662,862
                                                                                                                    ----------------

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE--5.3%
Alliance Imaging, Inc.
   10.375%, 4/15/11                                                                               $      175        $        190,094
Concentra Operating Corp.
   9.125%, 6/01/12(a)                                                                                     95                 104,025
   9.50%, 8/15/10                                                                                        145                 160,225
Extendicare Health Services, Inc.
   9.50%, 7/01/10                                                                                        145                 162,763
Genesis HealthCare Corp.
   8.00%, 10/15/13 (a)                                                                                   180                 196,200
Hanger Orthopedic Group, Inc.
   10.375%, 2/15/09                                                                                      295                 271,399
Iasis Healthcare Corp.
   8.75%, 6/15/14(a)                                                                                     245                 256,638
PacifiCare Health Systems, Inc.
   10.75%, 6/01/09                                                                                       182                 209,755
Select Medical Corp.
   7.50%, 8/01/13                                                                                        365                 383,249
Tenet Healthcare Corp.
   7.375%, 2/01/13                                                                                       180                 169,200
Triad Hospitals, Inc.
   7.00%, 11/15/13                                                                                       220                 223,850
Universal Hospital Services, Inc.
   10.125%, 11/01/11                                                                                     240                 243,600
Vanguard Health Holding
   11.25%, 10/01/15(a)(b)                                                                                465                 268,537
                                                                                                                    ----------------
                                                                                                                           2,839,535
                                                                                                                    ----------------
HOTEL/LODGING--3.3%
Corrections Corp. of America
   7.50%, 5/01/11                                                                                         45                  47,531
   9.875%, 5/01/09                                                                                       155                 173,019
Felcor Lodging LP
   10.00%, 9/15/08                                                                                        22                  23,100
Gaylord Entertainment Co.
   8.00%, 11/15/13 (a)                                                                                   175                 184,188
Host Marriott LP
   Series G
   9.25%, 10/01/07                                                                                       160                 179,200
   Series I
   9.50%, 1/15/07                                                                                        125                 138,438
Intrawest Corp. (Canada)
   7.50%, 10/15/13                                                                                       105                 108,806
   10.50%, 2/01/10                                                                                       170                 183,600
La Quinta Properties, Inc.
   8.875%, 3/15/11                                                                                       185                 207,200
Starwood Hotels Resorts
   7.875%, 5/01/12                                                                                       175                 197,969
Sun International Hotels Ltd.
   8.875%, 8/15/11                                                                                       105                 115,106
Vail Resorts, Inc.
   6.75%, 2/15/14 (a)                                                                                    210                 212,100
                                                                                                                    ----------------
                                                                                                                           1,770,257
                                                                                                                    ----------------
INDUSTRIAL--6.7%
Amsted Industries, Inc.
   10.25%, 10/15/11(a)                                                                                   255                 280,500
Amtrol, Inc.
   10.625%, 12/31/06                                                                                     145                 120,234
Case New Holland, Inc.
   9.25%, 8/01/11(a)                                                                                     350                 391,999
Dayton Superior Corp.
   10.75%, 9/15/08                                                                                        90                  96,300
   13.00%, 6/15/09                                                                                       140                 137,200
FastenTech, Inc.
   11.50%, 5/01/11(a)                                                                                   120                  135,000
Fimep, SA (France)
   10.50%, 2/15/13                                                                                       115                 134,550

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Flowserve Corp.
   12.25%, 8/15/10                                                                                $      160        $        180,800
H & E Equipment Services, Inc.
   11.125%, 6/15/12                                                                                      295                 303,850
Milacron Escrow Corp.
   11.50%, 5/15/11(a)                                                                                    265                 280,900
Mueller Group, Inc.
   10.00%, 5/01/12(a)                                                                                    190                 205,200
NMHG Holdings Co.
   10.00%, 5/15/09                                                                                       105                 115,500
Sensus Metering Systems, Inc.
   8.625%, 12/15/13 (a)                                                                                  360                 367,200
Terex Corp.
   Series B
   10.375%, 4/01/11                                                                                      195                 220,350
TriMas Corp.
   9.875%, 6/15/12                                                                                       295                 306,063
Trinity Industries
   6.50%, 3/15/14 (a)                                                                                    305                 300,425
                                                                                                                    ----------------
                                                                                                                           3,576,071
                                                                                                                    ----------------
MINING & METALS--2.3%
AK Steel Corp.
   7.875%, 2/15/09                                                                                       210                 208,425
Freeport-McMoRan Copper &
   Gold, Inc. Cl. B
   10.125%, 2/01/10                                                                                      120                 135,750
International Steel Group
   6.50%, 4/15/14(a)                                                                                     234                 234,000
Ispat Inland ULC
   9.75%, 4/01/14 (a)                                                                                    205                 226,013
Peabody Energy Corp.
   6.875%, 3/15/13                                                                                       220                 237,600
Russel Metals, Inc. (Canada)
   6.375%, 3/01/14                                                                                       200                 200,000
                                                                                                                    ----------------
                                                                                                                           1,241,788
                                                                                                                    ----------------
NON-AIR TRANSPORTATION--0.2%
Horizon Lines LLC
   9.00%, 11/01/12(a)                                                                                    105                 110,775
                                                                                                                    ----------------
PAPER/PACKAGING--4.8%
Berry Plastics Corp.
   10.75%, 7/15/12                                                                                       185                 209,050
Georgia-Pacific Corp.
   9.375%, 2/01/13                                                                                       285                 335,587
Graphic Packaging
   International Corp.
   9.50%, 8/15/13                                                                                        365                 417,012
Huntsman Packaging Corp.
   13.00%, 6/01/10                                                                                       245                 210,700
Jefferson Smurfit Corp.
   8.25%, 10/01/12                                                                                       140                 154,350
MDP Acquisitions Plc
   9.625%, 10/01/12                                                                                      205                 231,649
Owens-Brockway Glass
   Container
   8.875%, 2/15/09                                                                                       395                 429,562
Pliant Corp.
   11.125%, 9/01/09                                                                                       60                  62,400
   13.00%, 6/01/10                                                                                       235                 202,100
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08(a)(f)(g)                                                                               85                   8,545

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.
   9.25%, 2/01/08                                                                                 $       25        $         27,813
   9.75%, 2/01/11                                                                                        125                 138,438
Vitro Envases (Mexico)
   10.75% 7/23/11(a)                                                                                     155                 151,900
                                                                                                                    ----------------
                                                                                                                           2,579,106
                                                                                                                    ----------------
PUBLIC UTILITIES - ELECTRIC & GAS--6.1%
AES Corp.
   8.75%, 5/15/13(a)                                                                                      55                  62,013
   9.00%, 5/15/15(a)                                                                                     100                 112,750
   10.00%, 7/15/05(a)                                                                                     74                  75,096
Allegheny Energy, Inc.
   7.75%, 8/01/05                                                                                        245                 253,575
Calpine Corp.
   8.50%, 7/15/10(a)                                                                                     445                 340,424
Dynegy Holdings, Inc.
   10.125%, 7/15/13(a)                                                                                   235                 270,250
Northwest Pipeline Corp.
   8.125%, 3/01/10                                                                                       105                 117,731
NRG Energy, Inc.
   8.00%, 12/15/13(a)                                                                                    255                 273,169
Ormat Funding Corp.
   8.25%, 12/30/20(a)                                                                                    230                 227,442
PG&E Corp.
   6.875%, 7/15/08 (a)                                                                                    50                  54,125
SEMCO Energy, Inc.
   7.125%, 5/15/08                                                                                        65                  68,575
   7.75%, 5/15/13                                                                                        120                 129,300
Southern Natural Gas Co.
   7.35%, 2/15/31                                                                                        245                 241,938
   8.875%, 3/15/10                                                                                       130                 146,250
Williams Cos., Inc.
    7.625%, 7/15/19                                                                                      545                 596,774
    7.875%, 9/01/21                                                                                      255                 283,050
                                                                                                                    ----------------
                                                                                                                           3,252,462
                                                                                                                    ----------------
PUBLISHING--2.4%
American Media
   Operation
   8.875%, 1/15/11                                                                                       100                 103,750
   10.25%, 5/01/09                                                                                       155                 163,138
Dex Media, Inc.
   8.00%, 11/15/13(a)                                                                                    250                 262,500
Dex Media East LLC
   9.875%, 11/15/09                                                                                       50                  57,500
   12.125%, 11/15/12                                                                                      91                 113,295
Dex Media West LLC
   Series B
   8.50%, 8/15/10                                                                                         80                  90,800
   9.875%, 8/15/13                                                                                       314                 368,950
RH Donnelley Financial Corp.
   10.875%, 12/15/12(a)                                                                                  110                 133,375
                                                                                                                    ----------------
                                                                                                                           1,293,308
                                                                                                                    ----------------
RESTAURANTS--0.6%
Domino's, Inc.
   8.25%, 7/01/11                                                                                        127                 137,478
Sbarro, Inc.
   11.00%, 9/15/09                                                                                       179                 167,365
                                                                                                                    ----------------
                                                                                                                             304,843
                                                                                                                    ----------------
RETAIL--0.3%
Petro Stopping Center
   9.00%, 2/15/12 (a)                                                                                    142                 150,520
                                                                                                                      --------------

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
SERVICE--2.6%
Allied Security Escrow
   11.375%, 7/15/11(a)                                                                            $      115        $        120,750
Allied Waste North
   America, Inc.
   8.50%, 12/01/08                                                                                       210                 227,850
   8.875%, 4/01/08                                                                                       125                 135,625
Iron Mountain, Inc.
   7.75%, 1/15/15                                                                                         80                  84,800
   8.625%, 4/01/13                                                                                       150                 162,750
National Waterworks, Inc.
   10.50%, 12/01/12                                                                                      115                 130,525
Service Corp.
   7.70%, 4/15/09                                                                                        160                 172,400
Service Corp. International
   6.00%, 12/15/05                                                                                         4                   4,110
   6.50%, 3/15/08                                                                                         55                  57,269
United Rentals North America, Inc.
   6.50%, 2/15/12                                                                                        292                 281,049
                                                                                                                    ----------------
                                                                                                                           1,377,128
                                                                                                                    ----------------
SUPERMARKET/DRUG--3.2%
Couche-Tard US/Finance Corp.
   7.50%, 12/15/13                                                                                       169                 179,985
Duane Reade, Inc.
   9.75%, 8/01/11(a)                                                                                     380                 359,100
Pathmark Stores, Inc.
   8.75%, 2/01/12                                                                                        345                 322,575
Rite Aid Corp.
   9.25%, 6/01/13                                                                                        100                 102,500
   9.50%, 2/15/11                                                                                        140                 154,000
   11.25%, 7/01/08                                                                                       130                 141,375
Roundy's, Inc.
   Series B
   8.875%, 6/15/12                                                                                       110                 118,525
Stater Brothers Holdings, Inc.
   8.125%, 6/15/12(a)                                                                                    315                 329,963
                                                                                                                    ----------------
                                                                                                                           1,708,023
                                                                                                                    ----------------
TECHNOLOGY--3.2%
Amkor Technologies, Inc.
   7.75%, 5/15/13                                                                                        640                 524,799
Celestica, Inc. (Canada)
   7.875%, 7/01/11                                                                                       345                 357,938
Fairchild Semiconductor Corp.
   10.50%, 2/01/09                                                                                       210                 224,700
Flextronics International, Ltd.
   (Singapore)
   6.50%, 5/15/13                                                                                        255                 260,738
ON Semiconductor Corp.
   13.00%, 5/15/08                                                                                       222                 248,640
SCG Holding Corp.
    zero coupon, 8/04/11(a)                                                                               70                  94,500
                                                                                                                    ----------------
                                                                                                                           1,711,315
                                                                                                                    ----------------
Total Corporate Debt Obligations
   (cost $48,681,182)                                                                                                     49,962,890
                                                                                                                    ----------------
SOVEREIGN DEBT OBLIGATIONS--0.3%
Government of Ukraine
   11.00%, 3/15/07                                                                                        28                  30,591
Republic of Brazil
   10.50%, 7/14/14                                                                                       100                 111,350
                                                                                                                    ----------------
Total Sovereign Debt Obligations
   (cost $141,744)                                                                                                           141,941
                                                                                                                    ----------------

                                                                                                   Shares or
                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
INDEX--2.4%
Dow Jones CDX  HY
   Series 3-1
   7.75%, 12/29/09
   (cost $1,247,663)                                                                              $    1,240        $      1,255,500
                                                                                                                    ----------------
PREFERRED STOCKS--1.2%
BROADCASTING/MEDIA--0.3%
Paxson Communications Corp.
   14.25%, 11/15/06(f)                                                                                   335                 171,413
                                                                                                                    ----------------
FINANCIAL--0.9%
Sovereign REIT
  Series A
  12.00%, 8/29/49(a)                                                                                      23                 493,287
                                                                                                                    ----------------
Total Preferred Stocks
   (cost $543,856)                                                                                                           664,700
                                                                                                                    ----------------
WARRANT--0.0%
Pliant Corp.
   warrants, expiring 6/01/10(e)(f)                                                                       50                       1
   (cost $1,820)
                                                                                                                    ----------------
SHORT-TERM INVESTMENT--1.9%
TIME DEPOSIT--1.9%
The Bank of New York
   1.00%, 10/01/04
   (cost $1,040,000)                                                                              $    1,040               1,040,000
                                                                                                                    ----------------
TOTAL INVESTMENTS--98.8%
   (cost $51,656,265)                                                                                                     53,065,032

Other assets less liabilities--1.2%                                                                                          646,223
                                                                                                                    ----------------
NET ASSETS--100%                                                                                                    $     53,711,255
                                                                                                                    ================

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $16,571,013 or 30.9 % of net assets.
(b) Coupon increases periodically based upon a predetermined schedule. Stated interest rates in effect at September 30, 2004.
(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)   Variable rate coupon, rate shown as of September 30, 2004.
(e)   Security is in default.
(f)   Non-income producing security.
(g)   PIK (Paid-in-kind) preferred quarterly stock payments.
(h)   Illiquid security, valued at fair value.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.1%
BELGIUM--2.1%
Delhaize Group                                                                                        81,589        $      5,180,057
                                                                                                                    ----------------
BRAZIL--2.1%
Petroleo Brasilerio, SA (ADR)                                                                        120,000               3,830,400
Votorantim Celulose e
     Papel, SA                                                                                        35,300               1,219,615
                                                                                                                    ----------------
                                                                                                                           5,050,015
                                                                                                                    ----------------
CANADA--7.2%
Alcan, Inc.                                                                                          110,500               5,282,486
Bank of Nova Scotia                                                                                  171,668               5,012,155
Magna International, Inc. Cl.A                                                                        23,550               1,743,245
Manulife Financial Corp.                                                                             125,000               5,471,929
                                                                                                                    ----------------
                                                                                                                          17,509,815
                                                                                                                    ----------------
FRANCE--15.7%
Arcelor                                                                                              434,360               8,054,466
Assurance Generales de France                                                                        120,300               7,557,145
BNP Paribas, SA                                                                                       36,200               2,343,707
Compagnie de Saint Gobain                                                                             43,200               2,222,228
Credit Agricole, SA                                                                                  132,400               3,622,006
Renault, SA                                                                                           62,300               5,100,894
Sanofi-Aventis                                                                                        84,927               6,178,417
Societe Generale                                                                                      38,020               3,374,410
                                                                                                                    ----------------
                                                                                                                          38,453,273
                                                                                                                    ----------------
GERMANY--5.8%
Continental AG                                                                                       113,900               6,190,576
Depfa Bank Plc                                                                                       151,300               2,059,979
Hannover Rueckversicherungs AG                                                                        20,250                 655,782
Heidelberger Zement AG                                                                                49,150               2,298,318
MAN AG                                                                                                85,100               2,911,154
                                                                                                                    ----------------
                                                                                                                          14,115,809
                                                                                                                    ----------------
HUNGARY--1.2%
MOL Magyar Olaj-es
    Gazipari Rt. (GDR)                                                                                61,850               3,021,206
                                                                                                                    ----------------
ISRAEL--1.1%
Bank Hapoalim Ltd.                                                                                   990,700               2,739,905
                                                                                                                    ----------------
ITALY--2.1%
Eni S.p.A.                                                                                           230,300               5,168,829
                                                                                                                    ----------------
JAPAN--18.1%
Aiful Corp.                                                                                           48,650               4,785,422
Canon, Inc.                                                                                          192,000               9,028,499
Honda Motor Co., Ltd.                                                                                123,400               5,985,009
JFE Holdings, Inc.                                                                                   131,300               3,744,559
Nippon Meat Packer, Inc.                                                                             119,000               1,592,950
Nissan Motor Co., Ltd.                                                                               381,400               4,125,282
Promise Co., Ltd.                                                                                     79,500               5,204,184
Sumitomo Mitsui Financial Group, Inc.                                                                  1,048               5,989,559
UFJ Holdings, Inc. (a)                                                                                   863               3,798,790
                                                                                                                    ----------------
                                                                                                                          44,254,254
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
KOREA--5.2%
Hyundai Motor Co., Ltd.                                                                               49,900        $      2,296,800
Kookmin Bank(a)                                                                                       79,000               2,503,383
POSCO                                                                                                 38,600               5,754,472
Shinhan Financial Group Co., Ltd.                                                                    115,600               1,995,085
                                                                                                                    ----------------
                                                                                                                          12,549,740
                                                                                                                    ----------------
MEXICO--0.0%
Cemex SA de CV (ADR)                                                                                     628                  17,672
                                                                                                                    ----------------
NETHERLANDS--3.2%
DSM NV                                                                                                15,900                 830,916
ING Groep NV                                                                                         279,271               7,062,340
                                                                                                                    ----------------
                                                                                                                           7,893,256
                                                                                                                    ----------------
PEOPLES REPUBLIC OF CHINA--1.0%
China Petroleum Chemical Corp. (Sinopec)                                                           6,112,000               2,492,915
                                                                                                                    ----------------
SINGAPORE--2.9%
Flextronics International Ltd. (a)                                                                   162,500               2,153,125
Singapore Telecommunications Ltd.                                                                  3,462,643               4,817,648
                                                                                                                    ----------------
                                                                                                                           6,970,773
                                                                                                                    ----------------
SPAIN--3.0%
ACS, Actividades de Construccion y Servicios, SA                                                     114,717               2,092,970
Repsol YPF, SA                                                                                       239,400               5,256,334
                                                                                                                    ----------------
                                                                                                                           7,349,304
                                                                                                                    ----------------
SWEDEN--1.8%
Svenska Cellulosa AB Cl.B                                                                            114,800               4,472,221
                                                                                                                    ----------------
SWITZERLAND--2.0%
Credit Suisse Group(a)                                                                               155,000               4,950,882
                                                                                                                    ----------------
TAIWAN--3.7%
Compal Electronics, Inc. (GDR)                                                                     1,041,342               5,165,371
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                                   533,412               3,808,562
                                                                                                                    ----------------
                                                                                                                           8,973,933
                                                                                                                    ----------------
THAILAND--0.7%
PTT Public Co., Ltd.                                                                                 416,000               1,697,139
                                                                                                                    ----------------
UNITED KINGDOM--17.2%
Aviva Plc                                                                                            532,500               5,286,593
BP Plc                                                                                               713,100               6,805,093
George Wimpey Plc                                                                                    226,800               1,654,399
GlaxoSmithKline Plc                                                                                  213,600               4,608,210
InterContinental Hotels Group Plc                                                                    126,864               1,445,459
Persimmon Plc                                                                                         79,131                 947,153
RMC Group Plc                                                                                        304,900               4,686,958
Royal & Sun Alliance Insurance Group Plc                                                             819,150               1,061,416
Taylor Woodrow Plc                                                                                   374,800               1,785,064
Vodafone Group Plc                                                                                 2,274,500               5,454,673
Whitbread Plc                                                                                        188,900               2,819,090
Xstrata Plc                                                                                          330,000               5,434,049
                                                                                                                    ----------------
                                                                                                                          41,988,157
                                                                                                                    ----------------
Total Common Stocks
   (cost $193,342,345)                                                                                                   234,849,155
                                                                                                                    ----------------

                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--3.2%
TIME DEPOSIT--3.2%
The Bank of New York
    1.00%, 10/01/04
   (cost $7,899,000)                                                                              $    7,899        $      7,899,000
                                                                                                                    ----------------
TOTAL INVESTMENTS--99.3%
   (cost $201,241,345)                                                                                                   242,748,155

Other assets less liabilities--0.7%                                                                                        1,800,726
                                                                                                                    ----------------
NET ASSETS--100%                                                                                                    $    244,548,881
                                                                                                                    ================

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                              Value at          Unrealized
                         Number of        Expiration         Original        September 30,     Appreciation/
      Type               Contracts          Month             Value              2004          (Depreciation)
------------------------------------------------------------------------------------------------------------
EURO STOXX 50               165            Dec 2004       $   5,646,921    $  5,600,737         $  (46,184)
FTSE 100 IDX FUT             14            Dec 2004           1,154,881       1,166,363             11,482
TOPIX INDEX FUT              11            Dec 2004           1,148,258       1,100,349            (47,909)
                                                                                                ----------
                                                                                                $  (82,611)
                                                                                                ==========

SECTOR DIVERSIFICATION
-----------------------------------------------------------------------------------------------
SECTOR                                                  U.S. $ VALUE      PERCENT OF NET ASSETS
-----------------------------------------------------------------------------------------------
Finance                                                 $ 75,474,672                      30.9%
Industrial Commodities                                    34,792,784                      14.2
Energy                                                    28,271,916                      11.6
Capital Equipment                                         25,820,628                      10.6
Technology                                                20,155,557                       8.2
Construction & Housing                                    15,704,762                       6.4
Medical                                                   10,786,627                       4.4
Telecommunications                                        10,272,321                       4.2
Consumer Staples                                           9,305,339                       3.8
Consumer Cyclical                                          4,264,549                       1.7
                                                        ------------                     ------
Total Investments*                                       234,849,155                      96.0
Cash and receivables, net of liabilities                   9,699,726                       4.0
                                                        ------------                     ------
Net Assets                                              $244,548,881                     100.0%
-----------------------------------------------------------------------------------------------

*     Excludes short-term obligations.

(a)   Non-income producing security.

      Glossary of Terms:

      ADR - American Depositary Receipt

      GDR - Global Depositary Receipt

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--85.9%
AUSTRIA--4.6%
GOVERNMENT OBLIGATION--4.6%
Republic of Austria
   3.80%, 10/20/13 (a)                                                                     EUR         2,500        $      3,066,392
                                                                                                                    ----------------
BELGIUM--4.3%
GOVERNMENT OBLIGATION--4.3%
Kingdom of Belgium
   4.25%, 9/28/14 (a)                                                                                  2,300               2,895,915
                                                                                                                    ----------------
CANADA--0.6%
GOVERNMENT OBLIGATION--0.6%
Canadian Government
   5.50%, 6/01/10 (a)                                                                      CAD           510                 429,507
                                                                                                                    ----------------
DENMARK--3.3%
GOVERNMENT OBLIGATION--3.3%
Kingdom of Denmark
   7.00%, 11/15/07 (a)                                                                     DKK        11,650               2,173,739
                                                                                                                    ----------------
FINLAND--4.5%
GOVERNMENT OBLIGATION--4.5%
Government of Finland
   5.375%, 7/04/13 (a)                                                                     EUR         2,175               2,989,543
                                                                                                                    ----------------
GERMANY--10.9%
BANKING--0.2%
Deutsche Ausgleichbank
   7.00%, 6/23/05 (a)                                                                                    150                 155,010
                                                                                                                    ----------------
GOVERNMENT OBLIGATIONS--10.7%
Bundesobligation
   3.25%, 4/17/09 (a)                                                                                    500                 621,803
Deutschland Bundesrepublik
   4.25%, 1/04/14 (a)                                                                                  5,100               6,476,916
                                                                                                                    ----------------
                                                                                                                           7,098,719
                                                                                                                    ----------------
                                                                                                                           7,253,729
                                                                                                                    ----------------
IRELAND--4.9%
GOVERNMENT OBLIGATION--4.9%
Republic of Ireland
   4.25%, 10/18/07 (a)                                                                                 2,525               3,258,086
                                                                                                                    ----------------
ITALY--4.1%
GOVERNMENT OBLIGATION--4.1%
Republic of Italy
   6.75%, 2/01/07 (a)                                                                                  2,000               2,707,312
                                                                                                                    ----------------
JAPAN--21.6%
GOVERNMENT OBLIGATIONS--21.6%
Government of Japan
   1.40%, 6/20/11                                                                          JPY       106,600                 995,437
   1.70%, 3/22/10                                                                                    280,000               2,675,392
   1.70%, 9/20/10                                                                                    280,000               2,673,695
   1.80%, 9/20/10                                                                                    309,000               2,966,896
   1.90%, 6/21/10                                                                                    270,000               2,605,866
   1.90%,12/20/10                                                                                    253,500               2,446,043
                                                                                                                    ----------------
                                                                                                                          14,363,329
                                                                                                                    ----------------

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS--4.9%
GOVERNMENT OBLIGATION--4.9%
Kingdom of Netherlands
   3.75%, 7/15/09 (a)                                                                      EUR         2,550        $      3,235,810
                                                                                                                    ----------------
SPAIN--8.0%
GOVERNMENT OBLIGATION--8.0%
Kingdom of Spain
   6.15%, 1/31/13 (a)                                                                                  3,700               5,334,694
                                                                                                                    ----------------
SWEDEN--0.9%
GOVERNMENT OBLIGATION--0.9%
Government of Sweden
   6.50%, 5/05/08 (a)                                                                      SEK         3,910                 590,942
                                                                                                                    ----------------
UNITED KINGDOM--0.2%
BANKING--0.2%
Scotland International Finance II BV
   4.25%, 5/23/13 (b)                                                                      USD           160                 153,406
                                                                                                                    ----------------
UNITED STATES--5.0%
FINANCIAL--2.4%
Berkshire Hathaway Fin
   4.20%, 12/15/10                                                                         USD           350                 351,323
Genworth  Financial Inc.
   1.60%, 6/20/11 (a)                                                                      JPY        75,000                 669,457
International Lease Finance
   3.50%, 4/01/09                                                                          USD           350                 342,585
SunTrust Bank
   Series CD
   1.91%, 6/02/09 (c)                                                                                    250                 249,950
                                                                                                                    ----------------
                                                                                                                           1,613,315
                                                                                                                    ----------------
INDUSTRIAL--0.5%
General Electric Co.
   5.00%, 2/01/13                                                                                        330                 339,386
                                                                                                                    ----------------
REAL ESTATE--1.0%
Pershing Road Development Co.
   2.19%, 9/01/26 (b)(c)                                                                                 660                 660,000
                                                                                                                    ----------------
RETAIL--1.1%
Wal Mart Stores, Inc.
   4.55%, 5/01/13                                                                                        750                 755,229
                                                                                                                    ----------------
                                                                                                                           3,367,930
                                                                                                                    ----------------
U.S. GOVERNMENT AND GOVERNMENT
    SPONSORED AGENCY OBLIGATIONS--8.1%
Federal National Mortgage Association
   4.125%, 4/15/14                                                                                     1,525               1,469,013
U.S. Treasury Bond
   5.375%, 2/15/31                                                                                     2,050               2,196,062
U.S. Treasury Note
   3.625%, 7/15/09                                                                                     1,700               1,720,584
                                                                                                                    ----------------
                                                                                                                           5,385,659
                                                                                                                    ----------------
Total Long-Term Investments
   (cost $53,304,102)                                                                                                     57,205,993
                                                                                                                    ----------------
SHORT-TERM INVESTMENTS--10.6%
UNITED STATES--10.6%
GOVERNMENT OBLIGATION--10.6%
U.S. Treasury Bill
   Zero Coupon, 11/18/04
   (cost $7,085,966)                                                                       USD         7,100               7,085,182
                                                                                                                    ----------------

                                                                                                                        U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--96.5%
   (cost $60,390,068)                                                                                               $     64,291,175

Other assets less liabilities--3.5%                                                                                        2,319,309
                                                                                                                    ----------------

NET ASSETS--100%                                                                                                    $     66,610,484
                                                                                                                    ================

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                                U.S. $
                                            Contract          Value on         U.S. $          Unrealized
                                              Amount       Origination        Current       Appreciation/
                                               (000)              Date          Value      (Depreciation)
---------------------------------------------------------------------------------------------------------
Buy Contracts
-------------
Australian Dollar, settling 10/05/04             661        $  460,339     $  478,873         $   18,534
British Pound, settling 10/15/04               1,835         3,263,980      3,318,042             54,062
Japanese Yen, settling 11/05/04              485,939         4,368,223      4,416,376             48,153

Sale Contracts
--------------
Australian Dollar, settling 10/05/04             325           229,940        235,061             (5,121)
Canadian Dollar, settling 10/12/04               551           424,323        435,620            (11,297)
Danish Krone, settling 10/18/04                7,907         1,305,202      1,319,443            (14,241)
Euro, settling 10/26/04                        5,432         6,680,883      6,744,950            (64,067)
Swedish Krona, settling 10/20/04                 462            62,359         63,426             (1,067)

(a) Position, or portion thereof, with an aggregate market value of $36,216,368 has been segregated to collateralize forward exchange currency contracts.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $813,406 or 1.2% of net assets.
(c) Floating rate security. Stated interest rate was in effect at September 30, 2004.

      Currency Abbreviations:

      CAD - Canadian Dollar
      DKK - Danish Krona
      EUR - Euro
      JPY - Japanese Yen
      SEK - Swedish Krona
      USD - United States Dollar

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.2%
CONSUMER SERVICES--26.1%
ADVERTISING--2.2%
Digitas, Inc. (a)                                                                                    109,700       $        847,981
Startek, Inc.                                                                                         26,300                824,768
                                                                                                                   ----------------
                                                                                                                          1,672,749
                                                                                                                   ----------------
APPAREL--0.9%
Carter's, Inc. (a)                                                                                    25,700                711,633
                                                                                                                   ----------------
BROADCASTING & Cable--2.0%
Cumulus Media, Inc. Cl.A (a)                                                                          58,982                848,751
Entravision Communications Corp. Cl. A (a)                                                            93,500                711,535
                                                                                                                   ----------------
                                                                                                                          1,560,286
                                                                                                                   ----------------
ENTERTAINMENT/LEISURE--0.9%
Activision, Inc. (a)                                                                                  50,150                695,581
                                                                                                                   ----------------
GAMING--1.5%
Station Casinos, Inc.                                                                                 24,000              1,176,960
                                                                                                                   ----------------
RETAIL - GENERAL MERCHANDISE--3.6%
Cost Plus, Inc.(a)                                                                                    15,900                562,542
Dick's Sporting Goods, Inc. (a)                                                                       28,410              1,011,964
Hibbett Sporting Goods, Inc. (a)                                                                      18,650                382,139
Tuesday Morning Corp. (a)                                                                             24,400                754,448
                                                                                                                   ----------------
                                                                                                                          2,711,093
                                                                                                                   ----------------
MISCELLANEOUS--15.0%
Bright Horizons Family Solutions, Inc. (a)                                                            17,600                955,504
Charles River Associates, Inc. (a)                                                                    22,800                873,012
Dycom Industries, Inc. (a)                                                                            46,300              1,314,456
Hughes Supply, Inc.                                                                                   26,300                790,841
Insight Enterprises, Inc. (a)                                                                         75,700              1,274,788
Intersections, Inc. (a)                                                                               18,200                266,630
Laureate Education, Inc. (a)                                                                          28,500              1,060,770
Life Time Fitness, Inc. (a)                                                                           29,300                751,838
MSC Industrial Direct Co., Inc. Cl. A                                                                 27,800                947,424
Resources Connection, Inc. (a)                                                                        30,200              1,140,956
Scansource, Inc. (a)                                                                                  18,240              1,163,712
Strayer Education, Inc.                                                                                7,400                851,074
                                                                                                                   ----------------
                                                                                                                         11,391,005
                                                                                                                   ----------------
                                                                                                                         19,919,307
                                                                                                                   ----------------
TECHNOLOGY--24.2%
COMMUNICATION EQUIPMENT--1.0%
Inet Technologies, Inc. (a)                                                                           57,800                727,124
                                                                                                                   ----------------
COMPUTER HARDWARE/STORAGE--1.2%
Avocent Corp. (a)                                                                                     35,300                918,859
                                                                                                                   ----------------
COMPUTER SERVICES--4.1%
Alliance Data Systems Corp. (a)                                                                       29,600              1,200,576
Anteon International Corp. (a)                                                                        31,300              1,147,145

Company                                                                                               Shares           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
Cogent, Inc. (a)                                                                                      14,390       $        262,186
Ness Technologies, Inc. (a)                                                                           40,000                508,800
                                                                                                                   ----------------
                                                                                                                          3,118,707
                                                                                                                   ----------------
INTERNET INFRASTRUCTURE--2.5%
RightNow Technologies, Inc. (a)                                                                       30,400                380,912
SupportSoft, Inc. (a)                                                                                106,800              1,040,232
Websense, Inc. (a)                                                                                    11,000                458,370
                                                                                                                   ----------------
                                                                                                                          1,879,514
                                                                                                                   ----------------
SEMI-CONDUCTOR CAPITAL EQUIPMENT--0.9%
FormFactor, Inc. (a)                                                                                  37,000                716,690
                                                                                                                   ----------------
SEMI-CONDUCTOR COMPONENTS--1.5%
Microsemi Corp. (a)                                                                                   46,400                654,240
Sirf Technology Holdings, Inc. (a)                                                                    34,500                490,935
                                                                                                                   ----------------
                                                                                                                          1,145,175
                                                                                                                   ----------------
SOFTWARE--4.9%
Hyperion Solution Corp. (a)                                                                           29,900              1,016,301
Macromedia, Inc. (a)                                                                                  28,500                572,280
MicroStrategy, Inc. (a)                                                                               23,600                969,724
PalmSource, Inc. (a)                                                                                  17,200                356,728
Quest Software, Inc. (a)                                                                              74,700                830,664
                                                                                                                   ----------------
                                                                                                                          3,745,697
                                                                                                                   ----------------
MISCELLANEOUS--8.1%
Amphenol Corp. Cl.A (a)                                                                               34,900              1,195,674
Exar Corp. (a)                                                                                        42,300                598,968
Kronos, Inc. (a)                                                                                      19,700                872,513
Micros Sytems, Inc. (a)                                                                               26,200              1,311,834
O2MICRO International, Ltd. (a)                                                                       54,000                579,960
Power-One, Inc. (a)                                                                                   70,700                458,136
TNS, Inc. (a)                                                                                         25,100                486,940
TTM Technologies, Inc. (a)                                                                            81,800                727,202
                                                                                                                   ----------------
                                                                                                                          6,231,227
                                                                                                                   ----------------
                                                                                                                         18,482,993
                                                                                                                   ----------------
HEALTHCARE--17.3%
BIOTECHNOLOGY--8.2%
Indevus Pharmaceuticals, Inc. (a)                                                                     91,400                648,026
Martek Biosciences Corp. (a)                                                                          17,000                826,880
MGI Pharma, Inc .(a)                                                                                  39,900              1,064,931
Neopharm, Inc. (a)                                                                                    56,900                487,064
Protein Design Labs, Inc. (a)                                                                         36,500                714,670
Seattle Genetics, Inc. (a)                                                                            66,600                437,562
Serologicals Corp. (a)                                                                                35,200                821,216
Techne Corp. (a)                                                                                      20,100                767,418
Telik, Inc. (a)                                                                                       24,400                544,120
                                                                                                                   ----------------
                                                                                                                          6,311,887
                                                                                                                   ----------------
DRUGS--1.7%
Connetics Corp. (a)                                                                                   20,000                540,400
Impax Laboratories, Inc. (a)                                                                          47,100                723,456
                                                                                                                   ----------------
                                                                                                                          1,263,856
                                                                                                                   ----------------

Company                                                                                               Shares           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL PRODUCTS--4.3%
Abaxis, Inc. (a)                                                                                      60,300       $        784,503
Advanced Medical Optics, Inc. (a)                                                                      4,500                178,065
Angiotech Pharmaceuticals, Inc. (a)                                                                   46,200                936,474
Animas Corp. (a)                                                                                      24,300                391,230
Inamed Corp. (a)                                                                                      12,648                602,930
OraSure Technologies, Inc. (a)                                                                        66,500                418,950
                                                                                                                   ----------------
                                                                                                                          3,312,152
                                                                                                                   ----------------
MEDICAL SERVICES--3.1%
Labone, Inc. (a)                                                                                      29,100                850,593
SFBC International, Inc. (a)                                                                          25,700                676,167
Stericycle, Inc. (a)                                                                                  18,100                830,790
                                                                                                                   ----------------
                                                                                                                          2,357,550
                                                                                                                   ----------------
                                                                                                                         13,245,445
                                                                                                                   ----------------
CAPITAL GOODS--9.0%
ELECTRICAL EQUIPMENT--1.9%
Engineered Support Systems, Inc.                                                                      15,925                726,817
United Defense Industries, Inc.(a)                                                                    17,300                691,827
                                                                                                                   ----------------
                                                                                                                          1,418,644
                                                                                                                   ----------------
MACHINERY--3.7%
Actuant Corp. Cl.A(a)                                                                                 27,300              1,125,033
Bucyrus International, Inc. Cl. A (a)                                                                 10,800                362,880
Commercial Vehicle Group, Inc. (a)                                                                    48,400                766,656
Oskosh Truck Corp.                                                                                    10,100                576,306
                                                                                                                   ----------------
                                                                                                                          2,830,875
                                                                                                                   ----------------
MISCELLANEOUS--3.4%
Graftech International Ltd. (a)                                                                       75,300              1,050,435
IDEX Corp.                                                                                            25,300                859,188
Simpson Manufacturing Co., Inc.                                                                       11,300                714,160
                                                                                                                   ----------------
                                                                                                                          2,623,783
                                                                                                                   ----------------
                                                                                                                          6,873,302
                                                                                                                   ----------------
FINANCE--8.6%
BANKING - MONEY CENTER--1.5%
UCBH Holdings, Inc.                                                                                   13,400                523,538
Wintrust Financial Corp.                                                                              11,500                658,720
                                                                                                                   ----------------
                                                                                                                          1,182,258
                                                                                                                   ----------------
BANKING - REGIONAL--1.9%
Oriental Financial Group                                                                              27,000                730,620
R&G Financial Corp. Cl.B                                                                              18,000                695,700
                                                                                                                   ----------------
                                                                                                                          1,426,320
                                                                                                                   ----------------
BROKERAGE & MONEY MANAGEMENT--2.3%
Affiliated Managers Group, Inc.(a)                                                                    11,400                610,356
Greenhill & Co., Inc.                                                                                 13,500                318,600
Southwest Bancorporation of Texas, Inc.                                                               39,550                796,537
                                                                                                                   ----------------
                                                                                                                          1,725,493
                                                                                                                   ----------------

Company                                                                                               Shares           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.5%
Primus Guaranty, Ltd (Bermuda) (a)                                                                    42,400       $        572,400
Triad Guaranty, Inc. (a)                                                                              10,700                593,636
                                                                                                                   ----------------
                                                                                                                          1,166,036
                                                                                                                   ----------------
MISCELLANEOUS--1.4%
Archipelago Holdings, Inc. (a)                                                                        25,700                380,617
Investors Financial Services Corp.                                                                    14,900                672,437
                                                                                                                   ----------------
                                                                                                                          1,053,054
                                                                                                                   ----------------
                                                                                                                          6,553,161
                                                                                                                   ----------------
ENERGY--7.2%
OIL SERVICE--6.2%
Cimarex Energy Co. (a)                                                                                11,300                394,822
Core Laboratories NV (a)                                                                              26,500                651,634
FMC Technologies, Inc. (a)                                                                            31,100              1,038,740
Helmerich & Payne, Inc.                                                                               27,300                783,237
Range Resources Corp                                                                                  48,600                850,014
The Meridian Resource Corp. (a)                                                                       49,000                432,670
W-H Energy Services, Inc. (a)                                                                         30,600                634,950
                                                                                                                   ----------------
                                                                                                                          4,786,068
                                                                                                                   ----------------
PIPELINES--1.0%
Hydril Co. (a)                                                                                        17,000                730,150
                                                                                                                   ----------------
                                                                                                                          5,516,218
                                                                                                                   ----------------
TRANSPORTATION--4.1%
AIR FREIGHT--1.3%
UTI Worldwide, Inc. (U.S. Virgin Islands)                                                             17,300              1,017,413
                                                                                                                   ----------------
SHIPPING--1.1%
Kirby Corp. (a)                                                                                       20,300                815,045
                                                                                                                   ----------------
TRUCKING--1.0%
Werner Enterprises, Inc.                                                                              40,475                781,572
                                                                                                                   ----------------
MISCELLANEOUS--0.7%
Pacer International, Inc. (a)                                                                         30,500                500,200
                                                                                                                   ----------------
                                                                                                                          3,114,230
                                                                                                                   ----------------
BASIC INDUSTRY--1.7%
CHEMICALS--0.7%
Georgia Gulf Corp.                                                                                    12,800                570,752
                                                                                                                   ----------------
MINING & Metals--1.0%
Allegheny Technologies, Inc.                                                                          40,460                738,395
                                                                                                                   ----------------
                                                                                                                          1,309,147
                                                                                                                   ----------------
CONSUMER STAPLES--0.9%
HOUSEHOLD PRODUCTS--0.9%
Tempur-Pedic International, Inc. (a)                                                                  45,200                677,548
                                                                                                                   ----------------
UTILITIES--0.1%
TELEPHONE UTILITY--0.1%
JAMDAT Mobile, Inc. (a)                                                                                4,100                 94,587
                                                                                                                   ----------------
Total Common Stocks
   (cost $63,938,355)                                                                                                    75,785,938
                                                                                                                   ----------------

                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--3.3%
TIME DEPOSIT - 3.3%
The Bank of New York
   1.00%, 10/01/04
   (cost $2,530,000)                                                                              $    2,530       $      2,530,000
                                                                                                                   ----------------

TOTAL INVESTMENTS--102.5%
   (cost $66,468,355)                                                                                                    78,315,938

Other assets less liabilities--(2.5%)                                                                                    (1,880,851)
                                                                                                                   ----------------

NET ASSETS--100%                                                                                                   $     76,435,087
                                                                                                                   ================

(a)   Non-income producing security.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
UTILITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS--92.1%
UNITED STATES INVESTMENTS--77.8%
UTILITIES--69.9%
ELECTRIC & GAS UTILITY--62.1%
AES Corp.(a)                                                                                          63,600        $        635,364
AGL Resources, Inc.                                                                                   16,100                 495,397
Alliant Energy Corp.                                                                                  24,000                 597,120
Ameren Corp.                                                                                          24,000               1,107,600
American Electric Power Co., Inc. pfd.                                                                18,800                 856,340
Cinergy Corp.                                                                                         24,000                 950,400
CMS Energy Corp.(a)                                                                                   27,900                 265,608
Consolidated Edison, Inc.                                                                             17,100                 718,884
Constellation Energy Group                                                                             2,200                  87,648
Dominion Resources, Inc.                                                                              16,500               1,076,625
DTE Energy Co.                                                                                        15,000                 632,850
DTE Energy Co. pfd.                                                                                   16,800                 434,280
Duke Energy Corp.                                                                                     26,800                 613,452
Entergy Corp.                                                                                         16,000                 969,760
Equitable Resources, Inc.                                                                             23,700               1,287,147
Exelon Corp.                                                                                          57,400               2,106,006
FirstEnergy Corp.                                                                                     21,600                 887,328
FPL Group, Inc.                                                                                       17,500               1,195,600
FPL Group, Inc. pfd.                                                                                  16,700                 934,699
Great Plains Energy, Inc.                                                                              9,000                 262,350
Great Plains Energy, Inc. pfd.                                                                        28,000                 703,080
KeySpan Corp. pfd.                                                                                    17,000                 901,000
New Jersey Resources Corp.                                                                            23,800                 985,320
NSTAR                                                                                                 25,700               1,261,870
PG&E Corp.(a)                                                                                         43,000               1,307,200
Piedmont Natural Gas Co., Inc.                                                                         5,100                 224,094
PNM Resources, Inc.                                                                                   19,500                 438,945
PPL Corp.                                                                                             25,800               1,217,244
Public Service Enterprise Group, Inc. pfd.                                                            18,000               1,053,900
Questar Corp.                                                                                         34,500               1,580,790
SCANA Corp.                                                                                           20,000                 746,800
Sempra Energy                                                                                         14,100                 510,279
Sempra Energy pfd.                                                                                    32,500               1,006,200
Southern Co.                                                                                           9,200                 275,816
TXU Corp.                                                                                             35,500               1,701,160
TXU Corp. pfd.                                                                                        22,200               1,156,620
Westar Energy, Inc.                                                                                   23,000                 464,600
Wisconsin Energy Corp.                                                                                14,000                 446,600
Xcel Energy, Inc.                                                                                     28,000                 484,960
                                                                                                                    ----------------
                                                                                                                          32,580,936
                                                                                                                    ----------------
TELEPHONE UTILITY--7.8%
ALLTEL Corp.                                                                                           5,000                 274,550
BellSouth Corp.                                                                                       24,600                 667,152
CenturyTel, Inc.                                                                                      12,000                 410,880
SBC Communications, Inc.                                                                              19,000                 493,050
Sprint Corp. (FON Group)                                                                              64,300               1,294,359
Verizon Communications, Inc.                                                                          24,700                 972,686
                                                                                                                    ----------------
                                                                                                                           4,112,677
                                                                                                                    ----------------
                                                                                                                          36,693,613
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.2%
PIPELINES--4.2%
Kinder Morgan, Inc.                                                                                   11,500        $        722,430
ONEOK, Inc.                                                                                           18,900                 491,778
Southern Union Co. pfd.                                                                                6,900                 441,807
The Williams Cos., Inc.                                                                               45,000                 544,500
                                                                                                                    ----------------
                                                                                                                           2,200,515
                                                                                                                    ----------------
TECHNOLOGY--1.9%
COMMUNICATION EQUIPMENT--1.9%
Nextel Partners, Inc. Cl. A(a)                                                                        22,800                 378,024
QUALCOMM, Inc.                                                                                        16,000                 624,640
                                                                                                                    ----------------
                                                                                                                           1,002,664
                                                                                                                    ----------------
CONSUMER SERVICES--1.8%
CELLULAR COMMUNICATIONS--1.8%
Nextel Communications, Inc. Cl. A(a)                                                                  29,000                 691,360
Western Wireless Corp. Cl.A(a)                                                                         9,000                 231,390
                                                                                                                    ----------------
                                                                                                                             922,750
                                                                                                                    ----------------
Total United States Investments
   (cost $33,038,717)                                                                                                     40,819,542
                                                                                                                    ----------------
FOREIGN INVESTMENTS--14.3%
CANADA--0.9%
TransCanada Corp.                                                                                     22,000                 480,700
                                                                                                                    ----------------
FRANCE--1.0%
Veolia Environnement (ADR)                                                                            17,000                 488,750
                                                                                                                    ----------------
HONG KONG--3.2%
Hong Kong & China Gas Co., Ltd.                                                                      715,000               1,335,381
Hong Kong Electric Holdings Ltd.                                                                      81,000                 359,583
                                                                                                                    ----------------
                                                                                                                           1,694,964
                                                                                                                    ----------------
MEXICO--2.2%
America Movil, S.A. de C.V. Series L (ADR)                                                            29,600               1,155,288
                                                                                                                    ----------------
PEOPLE'S REPUBLIC OF CHINA--1.3%
Datang International Power Generation Co., Ltd.                                                      470,000                 382,470
Huaneng Power International, Inc. (ADR)                                                                9,300                 300,948
                                                                                                                    ----------------
                                                                                                                             683,418
                                                                                                                    ----------------
RUSSIA--1.8%
AO VimpelCom (ADR)(a)                                                                                  8,400                 913,920
                                                                                                                    ----------------
SOUTH KOREA--0.7%
SK Telecom Co., Ltd. (ADR)                                                                            19,001                 369,570
                                                                                                                    ----------------
SPAIN--1.1%
Telefonica de Espana, SA (ADR)                                                                        13,126                 590,539
                                                                                                                    ----------------
UNITED KINGDOM--1.1%
Vodafone Group Plc. (ADR)                                                                             24,200                 583,462
                                                                                                                    ----------------
VENEZUELA--1.0%
Compania Anonima Nacional Telefonos de Venezuela (ADR)                                                24,000                 540,720
                                                                                                                    ----------------
Total Foreign Investments
   (cost $5,600,015)                                                                                                       7,501,331
                                                                                                                    ----------------

                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Total Common & Preferred Stocks
     (cost $38,638,732)                                                                                             $     48,320,873
                                                                                                                    ----------------

CORPORATE DEBT OBLIGATION--1.0%
UTILITIES--1.0%
Georgia Power Co.
     6.00%, 8/14/44
     (cost $500,000)                                                                              $       20                 506,000
                                                                                                                    ----------------
SHORT-TERM INVESTMENT--6.8%
TIME DEPOSIT - 6.8%
The Bank of New York
     1.00%, 10/01/04
     (cost $3,595,000)                                                                                 3,595               3,595,000
                                                                                                                    ----------------
TOTAL INVESTMENTS--99.9%
   (cost $42,733,732)                                                                                                     52,421,873

Other assets less liabilities--0.1%                                                                                           40,340
                                                                                                                    ----------------
Net Assets--100%                                                                                                    $     52,462,213
                                                                                                                    ================

SECTOR DIVERSIFICATION
----------------------------------------------------------------------------------------------
SECTOR                                               U.S. $ VALUE        PERCENT OF NET ASSETS
----------------------------------------------------------------------------------------------
Utilities                                            $41,198,005              78.6%
Consumer Services                                      3,944,989               7.5
Energy                                                 2,681,215               5.1
Technology                                             1,002,664               1.9
                                                     -----------             ------
Total Investments*                                    48,826,873              93.1
Cash and receivables, net of liabilities               3,635,340               6.9
                                                     -----------             ------
Net Assets                                           $52,462,213             100.0%
----------------------------------------------------------------------------------------------

*     Excludes short-term obligations.

(a)   Non-income producing security.

      Glossary of Terms:

      ADR - American Depositary Receipt
      Pfd. - Preferred Stock

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS--97.1%
TECHNOLOGY--90.0%
COMMUNICATION EQUIPMENT--16.7%
Cisco Systems, Inc.(a)                                                                               451,900        $      8,179,390
Corning, Inc.(a)                                                                                     563,300               6,241,364
Juniper Networks, Inc.(a)                                                                            366,750               8,655,300
Motorola, Inc.                                                                                       301,100               5,431,844
QUALCOMM, Inc.                                                                                       377,100              14,721,984
                                                                                                                    ----------------
                                                                                                                          43,229,882
                                                                                                                    ----------------
COMPUTER HARDWARE/STORAGE/PERIPHERALS--9.6%
Dell, Inc.(a)                                                                                        354,650              12,625,540
EMC Corp.(a)                                                                                         474,163               5,471,841
Network Appliance, Inc.(a)                                                                           176,400               4,057,200
Western Digital Corp.(a)                                                                             311,000               2,733,690
                                                                                                                    ----------------
                                                                                                                          24,888,271
                                                                                                                    ----------------
COMPUTER SERVICES--10.7%
Accenture Ltd. Cl.A (Bermuda)(a)                                                                     177,600               4,804,080
BearingPoint, Inc.(a)                                                                                139,340               1,245,700
Cogent, Inc.                                                                                          14,600                 266,012
Computer Sciences Corp.(a)                                                                           100,450               4,731,195
First Data Corp.                                                                                     147,600               6,420,600
Fiserv, Inc.(a)                                                                                       77,625               2,706,007
Infosys Technologies Ltd. (ADR) (India)                                                              105,200               5,954,320
Manhattan Associates, Inc.(a)                                                                         64,300               1,570,206
                                                                                                                    ----------------
                                                                                                                          27,698,120
                                                                                                                    ----------------
CONTRACT MANUFACTURING--2.9%
Flextronics International Ltd. (Singapore)(a)                                                        285,300               3,780,225
Hon Hai (Salomon Smith Barney) warrants expiring 1/17/07(a)                                        1,022,853               3,521,683
                                                                                                                    ----------------
                                                                                                                           7,301,908
                                                                                                                    ----------------
ELECTRONIC COMPONENTS--1.0%
LG. Philips LCD Co., Ltd. (ADR) (South Korea)                                                        173,300               2,634,160
                                                                                                                    ----------------
INTERNET--8.9%
Ask Jeeves, Inc.(a)                                                                                   46,600               1,524,286
eBay, Inc.(a)                                                                                         88,400               8,127,496
SINA Corp. (Cayman Islands)(a)                                                                        59,500               1,516,655
Yahoo!, Inc.(a)                                                                                      349,700              11,858,327
                                                                                                                    ----------------
                                                                                                                          23,026,764
                                                                                                                    ----------------
SEMICONDUCTOR CAPITAL EQUIPMENT--1.8%
Applied Materials, Inc.(a)                                                                           152,250               2,510,602
KLA-Tencor Corp.(a)                                                                                   49,700               2,061,556
                                                                                                                    ----------------
                                                                                                                           4,572,158
                                                                                                                    ----------------
SEMICONDUCTOR COMPONENTS--16.4%
Altera Corp.(a)                                                                                      172,680               3,379,348
Broadcom Corp. Cl.A(a)                                                                               188,700               5,149,623
Intel Corp.                                                                                          348,700               6,994,922
Linear Technology Corp.                                                                              132,900               4,816,296
Marvell Technology Group Ltd. (Bermuda)(a)                                                           351,800               9,192,534
Maxim Integrated Products, Inc.                                                                       57,250               2,421,103
Samsung Electronics Co., Ltd. (GDR) (South Korea)(b)                                                  29,290               5,799,420
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)                                          643,727               4,596,211
                                                                                                                    ----------------
                                                                                                                          42,349,457
                                                                                                                    ----------------

                                                                                                   Shares or
                                                                                                   Principal
                                                                                                      Amount
Company                                                                                                (000)            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--20.3%
Electronic Arts, Inc.(a)                                                                             114,900        $      5,284,251
Mercury Interactive Corp.(a)                                                                         122,300               4,265,824
Microsoft Corp.                                                                                      565,500              15,636,075
NAVTEQ Corp.                                                                                          68,900               2,455,596
Oracle Corp.(a)                                                                                      760,350               8,576,748
SAP AG (ADR) (Germany)                                                                               164,250               6,397,537
Symantec Corp.(a)                                                                                    145,800               8,001,504
TIBCO Software, Inc.(a)                                                                              226,300               1,925,813
                                                                                                                    ----------------
                                                                                                                          52,543,348
                                                                                                                    ----------------
MISCELLANEOUS--1.7%
HOYA Corp. (Japan)                                                                                    41,700               4,370,749
                                                                                                                    ----------------
                                                                                                                         232,614,817
                                                                                                                    ----------------
CONSUMER SERVICES--6.6%
BROADCASTING & CABLE--3.4%
News Corp., Ltd. pfd. (ADR) (Australia)                                                              123,000               3,853,590
Time Warner, Inc.(a)                                                                                 301,400               4,864,596
                                                                                                                    ----------------
                                                                                                                           8,718,186
                                                                                                                    ----------------
CELLULAR COMMUNICATIONS--3.2%
Nextel Communications, Inc. Cl.A(a)                                                                  217,500               5,185,200
Vodafone Group Plc (ADR) (United Kingdom)                                                            124,883               3,010,929
                                                                                                                    ----------------
                                                                                                                           8,196,129
                                                                                                                    ----------------
                                                                                                                          16,914,315
                                                                                                                    ----------------
CAPITAL GOODS--0.5%
MISCELLANEOUS--0.5%
NITTO DENKO Corp. (Japan)                                                                             28,600               1,316,492
                                                                                                                    ----------------
Total Common Stocks & Other Investments
   (cost $213,166,561)                                                                                                   250,845,624
                                                                                                                    ----------------
SHORT-TERM INVESTMENT--2.7%
TIME DEPOSIT--2.7%
The Bank of New York
   1.00%, 10/01/04
   (cost $7,039,000)                                                                              $    7,039               7,039,000
                                                                                                                    ----------------
TOTAL INVESTMENTS--99.8%
   (cost $220,205,561)                                                                                                   257,884,624

Other assets less liabilities--0.2%                                                                                          506,974
                                                                                                                    ----------------
NET ASSETS--100%                                                                                                    $    258,391,598
                                                                                                                    ================

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                       U.S. $
                                        Contract       Value on        U.S. $
                                         Amount      Origination      Current     Unrealized
                                         (000)          Date           Value     Appreciation
---------------------------------------------------------------------------------------------
Buy Contracts
Japanese Yen, settling 10/01/04           963         $  8,707         8,741         $ 34

(a)   Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of this security amounted to $5,799,420 or 2.2% of net assets.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt
      Pfd. - Preferred Stock

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & SPONSORED AGENCY OBLIGATIONS--61.8%
FEDERAL AGENCY--9.5%
Federal Home Loan Mortgage Corp.
   3.375%, 4/15/09                                                                                $    1,495       $      1,477,858
   3.75%, 8/03/07                                                                                      1,730              1,741,851
Federal National Mortgage Association
   3.25%, 6/28/06                                                                                      2,705              2,710,445
   3.41%, 8/30/07                                                                                      2,660              2,665,440
   4.625%, 10/15/14                                                                                    2,560              2,550,569
   5.25%, 8/01/12                                                                                      1,325              1,377,017
                                                                                                                   ----------------
                                                                                                                         12,523,180
                                                                                                                   ----------------
MORTGAGE PASS-THROUGHS--42.1%
Federal Home Loan Mortgage Corp.
   6.00%, TBA                                                                                          1,745              1,801,713
Federal National Mortgage Association
   4.50%, TBA                                                                                          4,945              4,926,456
   5.00%, 2/01/34                                                                                      2,681              2,659,157
   5.00%, TBA                                                                                          5,020              4,966,663
   5.50%, TBA                                                                                         12,070             12,320,318
   6.00%, 11/01/16 - 11/15/34                                                                         12,955             13,358,448
   6.50%, 4/01/08 - 8/01/32                                                                              439                460,184
   6.50%, TBA                                                                                         10,415             10,922,731
Government National Mortgage Association
   5.00%, TBA                                                                                          2,710              2,694,756
   6.00%, TBA                                                                                          1,575              1,632,094
                                                                                                                   ----------------
                                                                                                                         55,742,520
                                                                                                                   ----------------
U.S. TREASURY SECURITIES--10.2%
U.S. Treasury Bond
    5.375%, 2/15/31                                                                                      785                840,931
U.S. Treasury Notes
    2.50%, 9/30/06                                                                                     6,170              6,156,735
    3.50%, 8/15/09                                                                                     6,425              6,463,903
                                                                                                                   ----------------
                                                                                                                         13,461,569
                                                                                                                   ----------------
Total U. S. Government & Sponsored Agency Obligations
   (cost $81,569,243)                                                                                                    81,727,269
                                                                                                                   ----------------
CORPORATE DEBT OBLIGATIONS--22.9%
AEROSPACE/DEFENSE--0.1%
Boeing Capital Corp.
   4.75%, 8/25/08                                                                                        115                119,903
                                                                                                                   ----------------
AUTOMOTIVE--1.7%
Ford Motor Co.
   6.375%, 2/01/29                                                                                        95                 83,497
   7.45%, 7/16/31                                                                                        165                161,787
Ford Motor Credit Co.
   7.00%, 10/01/13                                                                                       205                216,744
   7.375%, 2/01/11                                                                                       650                706,883
General Motors Acceptance Corp.
   5.625%, 5/15/09                                                                                       236                240,582
   6.875%, 9/15/11                                                                                       420                440,590
General Motors Corp.
   8.375%, 7/15/33                                                                                       390                414,091
                                                                                                                   ----------------
                                                                                                                          2,264,174
                                                                                                                   ----------------

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
BANKING--2.3%
Bank of America Corp.
   6.25%, 4/15/12                                                                                 $      125       $        138,177
Barclays Bank Plc (United Kingdom)
   8.55%, 9/29/49(a) (b)                                                                                 365                447,072
Capital One Bank
   6.50%, 6/13/13                                                                                         90                 98,417
JP Morgan Chase & Co.
   6.75%, 2/01/11                                                                                        425                478,149
Mizuho Finance (Cayman Islands)
   5.79%, 4/15/14(a)                                                                                     240                247,615
   8.375%, 12/29/49                                                                                      395                427,343
RBS Capital Trust I pfd.
   4.709%, 12/29/49(b)                                                                                   570                551,318
RBS Capital Trust III
   5.512%, 9/29/49                                                                                       530                537,431
Suntrust Bank Series CD
   1.91%, 6/02/09(b)                                                                                     190                189,962
                                                                                                                   ----------------
                                                                                                                          3,115,484
                                                                                                                   ----------------
BROADCASTING/MEDIA--1.4%
AOL Time Warner, Inc.
   7.70%, 5/01/32                                                                                        385                447,677
News America, Inc.
   6.55%, 3/15/33                                                                                        360                381,227
Time Warner Entertainment Co.
   8.375%, 3/15/23                                                                                       670                801,309
WPP Finance (UK) Corp.
   5.875%, 6/15/14(a)                                                                                    175                179,338
                                                                                                                   ----------------
                                                                                                                          1,809,551
                                                                                                                   ----------------
CABLE--1.1%
AT&T Broadband
   9.455%, 11/15/22                                                                                      220                294,874
British Sky Broadcasting (United Kingdom)
   6.875%, 2/23/09                                                                                        85                 94,030
Comcast Cable Communications, Inc.
   6.875%, 6/15/09                                                                                       620                689,111
Comcast Corp.
   7.05%, 3/15/33                                                                                        190                208,439
Cox Communications, Inc.
   4.625%, 6/01/13                                                                                       225                207,479
                                                                                                                   ----------------
                                                                                                                          1,493,933
                                                                                                                   ----------------
COMMUNICATIONS--1.6%
British Telecommunications Plc (United Kingdom)
   8.875%, 12/15/30                                                                                      180                236,467
Deutsche Telekom International Finance BV (Netherlands)
   8.75%, 6/15/30                                                                                        135                174,498
Koninklijke (Royal) KPN NV (Netherlands)
   8.00%, 10/01/10                                                                                       185                219,997
SBC Communications, Inc.
   5.625%, 6/15/16                                                                                        50                 51,097
   5.875%, 8/15/12                                                                                       100                106,903
Sprint Capital Corp.
   8.75%, 3/15/32                                                                                        605                767,860
Telecom Italia Capital
   4.00%, 1/15/10 (a)                                                                                    540                535,691
                                                                                                                   ----------------
                                                                                                                          2,092,513
                                                                                                                   ----------------

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS - MOBILE--1.3%
AT&T Wireless Services, Inc.
   8.75%, 3/01/31                                                                                 $      430       $        564,603
Telus Corp. (Canada)
   7.50%, 6/01/07                                                                                        330                361,864
Verizon Global Funding Corp.
   7.375%, 9/01/12                                                                                       640                747,363

                                                                                                                   ----------------
                                                                                                                          1,673,830
                                                                                                                   ----------------
CONGLOMERATE/MISCELLANEOUS--0.3%
Hutchison Whampoa International Ltd. (Cayman Islands)
   7.45%, 11/24/33(a)                                                                                    385                398,969
                                                                                                                   ----------------
CONSUMER MANUFACTURING--0.1%
Fortune Brands, Inc.
   2.875%, 12/01/06                                                                                      175                174,360
                                                                                                                   ----------------
ENERGY--0.5%
Conoco, Inc.
   6.95%, 4/15/29                                                                                        225                259,607
Valero Energy Corp.
   7.50%, 4/15/32                                                                                        330                385,809
                                                                                                                   ----------------
                                                                                                                            645,416
                                                                                                                   ----------------
FINANCIAL--5.6%
American General Finance Corp.
   4.625%, 5/15/09                                                                                       510                523,663
Berkshire Hathaway, Inc.
   4.20%, 12/15/10                                                                                       270                271,021
Capital One Financial Corp.
   6.25%, 11/15/13                                                                                       125                134,221
CBA Capital Trust I pfd.
   5.805%, 12/31/49(a)                                                                                   445                460,597
CIT Group, Inc.
   1.94%, 5/18/07(b)                                                                                     210                210,022
Citigroup, Inc.
   2.01%, 6/09/09(b)                                                                                     175                175,081
Countrywide Home Loans, Inc.
   4.00%, 3/22/11                                                                                        360                349,618
Credit Suisse First Boston
   5.50%, 8/15/13                                                                                        255                265,065
Duke Capital
   5.668%, 8/15/14                                                                                       230                234,587
General Electric Capital Corp.
   1.61%, 6/22/07(b)                                                                                   1,115              1,115,356
   6.75%, 3/15/32                                                                                        840                966,762
Goldman Sachs Capital I
   6.345%, 2/15/34                                                                                       290                290,914
Goldman Sachs Group, Inc.
   4.75%, 7/15/13                                                                                        230                225,661
   6.125%, 2/15/33                                                                                        90                 90,398
Household Finance Corp.
   6.50%, 11/15/08                                                                                       425                467,652
   7.000%, 5/15/12                                                                                       195                223,166
MBNA Corp.
   4.625%, 9/15/08                                                                                       290                296,621
Morgan Stanley
   4.75%, 4/01/14                                                                                        380                367,869
Washington Mutual
  6.875%, 5/15/11                                                                                        655                749,843
                                                                                                                   ----------------
                                                                                                                          7,418,117
                                                                                                                   ----------------

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGE--0.3%
Kraft Foods, Inc.
   5.25%, 10/01/13                                                                                $      380       $        387,084
                                                                                                                   ----------------
HEALTHCARE--0.2%
Humana, Inc.
   6.30%, 8/01/18                                                                                        215                222,616
                                                                                                                   ----------------
INDUSTRIALS--0.0%
General Electric Co.
   5.00%, 2/01/13                                                                                         35                 35,995
                                                                                                                   ----------------
INSURANCE--1.6%
Assurant, Inc.
   5.625%, 2/15/14                                                                                       220                225,750
Liberty Mutual Group
   5.75%, 3/15/14(a)                                                                                     195                193,732
Mangrove Bay Pass-Through Trust
   6.102%, 7/15/33(a) (b)                                                                                635                646,234
MetLife, Inc.
   5.00%, 11/24/13                                                                                       225                226,323
Royal Sun & Alliance Insurance (United Kingdom)
   8.95%, 10/15/29                                                                                       215                267,475
Zurich Capital Trust I
   8.376%, 6/01/37(a)                                                                                    490                559,200
                                                                                                                   ----------------
                                                                                                                          2,118,714
                                                                                                                   ----------------
PAPER/PACKAGING--0.8%
International Paper Co.
   5.30%, 4/01/15                                                                                        300                298,330
Weyerhaeuser Co.
   7.375%, 3/15/32                                                                                       635                728,655
                                                                                                                   ----------------
                                                                                                                          1,026,985
                                                                                                                   ----------------
PETROLEUM PRODUCTS--0.5%
Amerada Hess Corp.
   7.125%, 3/15/33                                                                                       265                284,529
   7.875%, 10/01/29                                                                                      300                346,919
                                                                                                                   ----------------
                                                                                                                            631,448
                                                                                                                   ----------------
PUBLIC UTILITIES - ELECTRIC & Gas--2.3%
Carolina Power & Light Co.
   6.50%, 7/15/12                                                                                        335                372,975
Consumers Energy Series C
   4.25%, 4/15/08                                                                                        130                132,214
First Energy Corp. Series C
   7.375%, 11/15/31                                                                                      860                965,859
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12                                                                                      195                205,874
NiSource Finance Corp.
   7.875%, 11/15/10                                                                                      190                224,530
Pacific Gas & Electric
   6.05%, 3/01/34                                                                                        355                361,320
Public Service Company of Colorado
   7.875%, 10/01/12                                                                                      200                243,690
TXU Austraila LP ( Australia)
   6.15%, 11/15/13(a)                                                                                     85                 92,474
Union Electric Co.
   5.10%, 10/01/19                                                                                        90                 89,435
Xcel Energy, Inc.
   7.00%, 12/01/10                                                                                       260                294,038
                                                                                                                   ----------------
                                                                                                                          2,982,409
                                                                                                                   ----------------

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
PUBLIC UTILITIES - TELEPHONE--0.5%
Bellsouth Corp.
   4.20%, 9/15/09                                                                                 $      170       $        170,977
Telecom Italia Capital (Luxembourg)
   6.375%, 11/15/33(a)                                                                                   545                562,906
                                                                                                                   ----------------
                                                                                                                            733,883
                                                                                                                   ----------------
SERVICE--0.3%
Waste Management, Inc.
   6.875%, 5/15/09                                                                                       335                374,125
                                                                                                                   ----------------
SUPERMARKETS & DRUGS--0.3%
Albertson's, Inc.
   7.45%, 8/01/29                                                                                        190                215,914
Safeway, Inc.
   4.95%, 8/16/10                                                                                        225                228,443
                                                                                                                   ----------------
                                                                                                                            444,357
                                                                                                                   ----------------
TECHNOLOGY--0.1%
IBM Corp.
   4.375%, 6/01/09                                                                                        90                 91,902
                                                                                                                   ----------------
Total Corporate Debt Obligations
   (cost $28,721,446)                                                                                                    30,255,768
                                                                                                                   ----------------

COMMERCIAL MORTGAGE BACKED SECURITIES--4.7%
Bank of America Commercial Mortgage, Inc.
   Series 2004-1 Cl.A2
   4.037%, 11/10/39                                                                                      495                492,936
   Series 2004-1 Cl.A4
   4.76%, 11/10/39                                                                                       645                647,167
   Series 2004-3 Cl.A5
   5.484%, 5/10/14                                                                                       675                710,222
   Series 2004-4 Cl.A3
   4.128%, 7/10/42                                                                                       410                412,060
CS First Boston  Mortgage Securities Corp.
   Series 2003-CK2 Cl.A2
   3.861%, 3/15/36                                                                                       360                361,768
GE Capital Commercial Mortgage Corp.
   Series 2004 -C3 Cl. A4
   5.189%, 7/10/39                                                                                       470                484,984
Greenwich Capital Commercial Funding Corp.
   Series 2003- C1 CL.A4
   4.111%, 7/05/35                                                                                       450                433,985
GS Mortgage Securites Corp. II
   Series 2004 -GG2 Cl. A6
   5.396%, 8/01/38                                                                                       670                702,348
JP Morgan Chase Commercial Mortgage Securities Corp.
   Series 2004-C1 Cl.A2
   4.302%, 1/15/38                                                                                        95                 94,767
Merril Lynch Mortgage Trust
Series 2004-Key2 Cl.A2
   4.166%, 8/12/39                                                                                       350                350,924
Morgan Stanley Capital I
   Series 2003-IQ6 Cl.A4
   4.97%, 12/15/41                                                                                       330                335,374
   Series 2004-IQ8 Cl.A5
   5.11%, 6/15/40                                                                                        470                481,675
   Series 2004-T13 Cl.A2
   3.94%, 9/13/45                                                                                        690                684,763
                                                                                                                   ----------------
Total Commercial Mortgage Backed Securities
   (cost $6,069,656)                                                                                                      6,192,973
                                                                                                                   ----------------

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.0%
Ameriquest Mortgage Securities, Inc.
   Series 2004-R4 Cl.A2
   1.95%, 6/25/34(b)                                                                              $      381       $        380,347
Centex Home Equity
   Series 2003-C Cl.AV
   2.14%, 9/25/33(b)                                                                                     276                275,868
Equity One ABS, Inc.
   Series 2004-3 Cl.AF1
   2.00%, 7/25/34(b)                                                                                     299                298,690
Ford Credit Floorplan Master Owner Trust
   Series 2004-1 Cl. A
   1.80%, 7/15/09(b)                                                                                     445                444,947
Long Beach Mortgage Loan Trust
   Series 2004-4 Cl. 2A2
   0.00%, 10/25/34(b)                                                                                    795                794,873
Merrill Lynch Mortgage Investors, Inc.
   Series 2004-SL1 Cl.A
   2.10%, 4/25/35(b)                                                                                     183                183,242
RAAC Series
   Series 2004-SP1 Cl.AI1
   2.02%, 6/25/13(b)                                                                                     207                207,019
Residential Asset Mortgage Products, Inc.
   Series 2004-RS2 Cl.AI1
   1.97%, 1/25/24(b)                                                                                     194                194,329
   Series 2004-RS6 Cl.AI1
   1.99%, 8/25/22(b)                                                                                     215                214,337
   Series 2004-RS7 Cl.AI1
   2.01%, 8/25/22(B)                                                                                     547                547,367
Residential Asset Securities Corp.
   Series 2003 -KS3 Cl.A2
   2.14%, 5/25/33(b)                                                                                     403                403,241
   Series 2004- KS7 Cl.A2
   1.985%, 11/25/32(b)                                                                                   358                359,196
   Series 2004-KS7 Cl.AI1
   1.99%, 10/25/21(b)                                                                                    241                240,705
   Series 2004-KS8 Cl.AII1
   1.96%, 8/25/13(b)                                                                                     510                509,669
Residential Funding Mortgage Securities II
   Series 2004 - HS2 Cl.AI1
   1.99%, 12/25/18(b)                                                                                    281                280,642
                                                                                                                   ----------------
Total Asset-Backed Securities
   (cost $5,335,331)                                                                                                      5,334,472
                                                                                                                   ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS--0.9%
Fannie Mae
   Series 2003-92 Cl.BR
   5.00%, 4/25/14
(cost $1,256,753)                                                                                        1,211            1,232,045
                                                                                                                   ----------------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS--0.7%
Countrywide Home Loans
   Series 2003-49 Cl.A1
   1.642%, 12/19/33                                                                                      273                272,327
Deutsche Mortgage Securities, Inc.
   Series 2004-4 Cl.1A1
   1.825%, 4/25/34(b)                                                                                    242                241,566
Washington Mutual
   Series 2004-AR10 CL.A2C
   2.10%, 7/25/44 (b)                                                                                    384                384,257
                                                                                                                   ----------------
Total Non-Agency Collateralized Mortgage Obligations
   (cost $898,263)                                                                                                          898,150
                                                                                                                   ----------------

                                                                                                   Principal
                                                                                                      Amount
                                                                                                       (000)           U.S. $ Value
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--43.4%
U.S. TREASURY SECURITIES--43.4%
U.S. Treasury Bill
    0.00%, 10/14/04 - 12/23/04
(cost $57,389,328)                                                                                $   57,460       $     57,389,746
                                                                                                                   ----------------
TOTAL INVESTMENTS--138.4%
   (cost $181,240,020)                                                                                                  183,030,423

Other assets less liabilities--(38.4%)                                                                                  (50,749,399)
                                                                                                                   ----------------
NET ASSETS--100%                                                                                                   $    132,281,024
                                                                                                                   ================

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $4,323,828 or 3.3 % of net assets.
(b)   Variable rate coupon, rate shown as of September 30,2004

      Glossary:

      TBA - To Be Assigned - Securities are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2004 (unaudited)

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS--98.9%
ARGENTINA--0.8%
Tenaris, SA (ADR).                                                                                    10,800        $        492,372
                                                                                                                    ----------------
AUSTRALIA--0.4%
Telstra Corp., Ltd.                                                                                   63,955                 215,311
                                                                                                                    ----------------
BERMUDA--1.3%
Nabors Industries, Ltd.(a)                                                                            16,500                 781,275
                                                                                                                    ----------------
BRAZIL--1.0%
Aracruz Celulose, S.A. (ADR)                                                                          17,400                 576,288
                                                                                                                    ----------------
CANADA--1.4%
Talisman Energy, Inc.                                                                                 31,500                 816,155
                                                                                                                    ----------------
CHINA--3.0%
China Resources Power Holdings Co., Ltd.(a)                                                          570,000                 327,026
CNOOC Ltd. (ADR)                                                                                      14,600                 767,960
Datang International Power Generation Co., Ltd.                                                      794,800                 646,782
                                                                                                                    ----------------
                                                                                                                           1,741,768
                                                                                                                    ----------------
FRANCE--8.7%
Accor, SA                                                                                              9,948                 388,310
Dassault Systemes, SA                                                                                  7,000                 327,187
Essilor International, SA                                                                              8,215                 528,850
France Telecom, SA                                                                                    17,492                 437,039
Groupe Danone                                                                                          8,013                 631,422
L'Oreal, SA                                                                                            6,881                 452,185
Sanofi-Aventis, SA(a)                                                                                  9,200                 669,298
Schneider Electric, SA                                                                                12,327                 799,575
Total, SA                                                                                              4,109                 839,208
                                                                                                                    ----------------
                                                                                                                           5,073,074
                                                                                                                    ----------------
GERMANY--6.1%
Adidas-Salomon AG(a)                                                                                   3,857                 538,329
Altana AG                                                                                              4,439                 260,399
BASF AG                                                                                               10,029                 589,976
Beiersdorf AG                                                                                          2,724                 258,446
Deutsche Telekom AG(a)                                                                                27,815                 516,757
Porsche AG pfd.                                                                                          471                 305,417
SAP AG                                                                                                 4,210                 656,130
Siemens AG(a)                                                                                          5,598                 411,547
                                                                                                                    ----------------
                                                                                                                           3,537,001
                                                                                                                    ----------------
INDIA--1.0%
Infosys Technologies Ltd. (ADR)                                                                        7,000                 396,200
Ranbaxy Laboratories, Ltd. (GDR)                                                                       7,445                 176,519
                                                                                                                    ----------------
                                                                                                                             572,719
                                                                                                                    ----------------
IRELAND--1.1%
Allied Irish Banks Plc                                                                                26,106                 434,760
Eircom Group Plc(a)                                                                                  100,000                 187,542
                                                                                                                    ----------------
                                                                                                                             622,302
                                                                                                                    ----------------
ISRAEL--0.4%
Teva Pharmaceutical Industries, Ltd. (ADR)                                                             9,800                 254,310
                                                                                                                    ----------------

Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
ITALY--3.8%
Alleanza Assicurazioni                                                                                78,221        $        906,701
ENI S.p.A.                                                                                            23,721                 532,392
Telecom Italia Mobile SpA                                                                             52,564                 284,127
Telecom Italia SpA                                                                                   151,166                 467,631
                                                                                                                    ----------------
                                                                                                                           2,190,851
                                                                                                                    ----------------
JAPAN--19.0%
Bridgestone Corp.                                                                                     31,000                 575,805
Canon, Inc.                                                                                            7,900                 371,485
Daikin Industries, Ltd.                                                                               29,000                 702,275
Denso Corp.                                                                                           35,000                 827,308
East Japan Railway Co.                                                                                   155                 802,512
Eisai Co., Ltd.                                                                                        9,700                 264,279
Honda Motor Co., Ltd.                                                                                 14,800                 717,813
HOYA Corp.                                                                                             6,600                 691,773
Ito-Yokado Co., Ltd.                                                                                   8,200                 281,171
KDDI Corp.                                                                                                36                 175,009
Kirin Brewery Co., Ltd.                                                                               37,000                 319,616
Mitsubishi Corp.                                                                                      52,000                 562,007
Mitsubishi Tokyo Financial Group, Inc.                                                                   136               1,131,149
Mitsui & Co., Ltd.                                                                                    58,000                 486,236
Nomura Research Institute, Ltd.                                                                        4,000                 321,901
OBIC Co., Ltd.                                                                                         1,800                 337,724
Pioneer Corp.                                                                                         20,000                 418,234
Seiko Epson Corp.                                                                                     11,000                 469,927
Takeda Pharmaceutical Co., Ltd.                                                                        7,000                 318,110
TDK Corp.                                                                                              5,500                 366,555
The Bank of Fukuoka, Ltd.                                                                            122,000                 582,939
Yamanouchi Pharmaceutical Co., Ltd.                                                                   10,100                 326,812
                                                                                                                    ----------------
                                                                                                                          11,050,640
                                                                                                                    ----------------
NETHERLANDS--0.9%
IHC Caland NV                                                                                            932                  48,416
Royal Numico N.V.(a)                                                                                  14,848                 473,827
                                                                                                                    ----------------
                                                                                                                             522,243
                                                                                                                    ----------------
NORWAY--2.5%
Norsk Hydro ASA                                                                                       11,803                 861,199
Smedvig ASA                                                                                           45,000                 589,270
                                                                                                                    ----------------
                                                                                                                           1,450,469
                                                                                                                    ----------------
PORTUGAL--0.3%
Portugal Telecom, SGPS, SA                                                                            15,234                 168,074
                                                                                                                    ----------------
RUSSIA--1.9%
AO VimpelCom (ADR)(a)                                                                                  1,100                 119,680
Gazprom Oao (ADR)                                                                                     11,800                 421,614
LUKOIL (ADR)                                                                                           4,400                 545,600
                                                                                                                    ----------------
                                                                                                                           1,086,894
                                                                                                                    ----------------
SOUTH AFRICA--1.3%
Edgars Consolidated Stores Ltd.                                                                       12,300                 359,046
Massmart Holdings Ltd.                                                                                66,200                 400,778
                                                                                                                    ----------------
                                                                                                                             759,824
                                                                                                                    ----------------
SOUTH KOREA--1.9%
Kookmin Bank(a)                                                                                       14,070                 445,856
LG.Philips LCD Co., Ltd.(a)                                                                           10,000                 304,820
Samsung Electronics Co., Ltd.                                                                            900                 357,556
                                                                                                                    ----------------
                                                                                                                           1,108,232
                                                                                                                    ----------------
SPAIN--4.7%
Banco Bilbao Vizcaya Argentaria, SA                                                                   63,580                 877,074
Gestevision Telecinco SA(a)                                                                           32,152                 581,421


Company                                                                                               Shares            U.S. $ Value
------------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil, SA (Inditex)                                                              22,310        $        552,132
Telefonica, SA                                                                                        48,594                 729,205
                                                                                                                    ----------------
                                                                                                                           2,739,832
                                                                                                                    ----------------
SWEDEN--1.6%
Ericsson LM Cl.B(a)                                                                                  293,000                 914,334
                                                                                                                    ----------------
SWITZERLAND--8.3%
Credit Suisse Group                                                                                   24,174                 772,146
Nobel Biocare Holding AG                                                                               2,393                 372,085
Novartis AG                                                                                           27,297               1,274,120
Roche Holding AG-Genusshein                                                                            9,914               1,026,907
UBS AG                                                                                                19,865               1,399,868
                                                                                                                    ----------------
                                                                                                                           4,845,126
                                                                                                                    ----------------
TAIWAN--1.5%
Chinatrust Financial Holding Co., Ltd.                                                               339,072                 365,286
Hon Hai Precision Industry Co., Ltd.                                                                  88,549                 305,080
Taiwan Semiconductor
    Manufacturing Co., Ltd.
    Merrill Lynch International
    & Co. warrants, expiring 11/21/05(a)                                                             150,000                 233,400
                                                                                                                    ----------------
                                                                                                                             903,766
                                                                                                                    ----------------
UNITED KINGDOM--25.1%
AstraZeneca Group Plc                                                                                 21,948                 896,050
BAE Systems Plc                                                                                      122,816                 500,213
BHP Billiton Plc                                                                                     125,762               1,326,451
Carnival Plc                                                                                          11,950                 589,324
Diageo Plc                                                                                            41,373                 516,613
GlaxoSmithKline Plc                                                                                   24,886                 536,891
GUS Plc                                                                                               16,894                 275,375
HSBC Holdings Plc                                                                                    120,763               1,917,875
InterContinental Hotels Group Plc                                                                     33,258                 378,934
ITV Plc                                                                                              202,293                 394,429
Legal & General Group Plc                                                                            559,104               1,005,857
mmO2 Plc(a)                                                                                           58,799                 104,792
Reckitt Benckiser Plc                                                                                 32,805                 804,238
Royal Bank of Scotland Group Plc                                                                      19,237                 555,796
SABMiller Plc                                                                                         27,935                 369,066
Smith & Nephew Plc                                                                                    32,742                 300,754
Standard Chartered Plc                                                                                66,943               1,149,567
Tesco Plc.                                                                                           119,380                 616,599
Vodafone Group Plc                                                                                   755,950               1,812,909
WPP Group Plc                                                                                         56,774                 529,294
                                                                                                                    ----------------
                                                                                                                          14,581,027
                                                                                                                    ----------------
UNITED STATES--0.9%
Schlumberger Ltd.                                                                                      7,600                 511,556
                                                                                                                    ----------------
Total Common Stocks & Other Investments
   (cost $49,752,786)                                                                                                     57,515,443
                                                                                                                    ----------------

TOTAL INVESTMENTS--98.9%
   (cost $49,752,786)                                                                                                     57,515,443

Other assets less liabilities--1.1%                                                                                          612,684
                                                                                                                    ----------------

Net Assets--100%                                                                                                    $     58,128,127
                                                                                                                    ================

SECTOR DIVERSIFICATION
---------------------------------------------------------------------------------------------
SECTOR                                                U.S. $ VALUE      PERCENT OF NET ASSETS
---------------------------------------------------------------------------------------------
Finance                                                $11,544,874                      19.9%
Consumer Services                                        7,590,578                      13.0
Healthcare                                               7,205,383                      12.4
Energy                                                   6,785,402                      11.7
Technology                                               5,584,147                       9.6
Consumer Staples                                         4,442,013                       7.6
Utilities                                                4,291,989                       7.4
Consumer Manufacturing                                   2,844,579                       4.9
Basic Industries                                         2,492,714                       4.3
Multi Industry Companies                                 1,929,716                       3.3
Capital Goods                                            1,501,850                       2.6
Transportation                                             802,512                       1.4
Aerospace & Defense                                        500,213                       0.8
                                                       -----------                     ------
Total Investments                                       57,515,970                      98.9
Cash and receivables, net of liabilities                   612,157                       1.1
                                                       -----------                     ------
Net Assets                                             $58,128,127                     100.0%
---------------------------------------------------------------------------------------------

(a)   Non-income producing security.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt
      Pfd. - Preferred Stock

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      Exhibit No.     DESCRIPTION OF EXHIBIT

      11(a)(1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      President

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      President

Date: November 29, 2004

By:   /s/ Mark D. Gersten
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: November 29, 2004